--------------------------------------------------------------------------------
                                                                    MAY 18, 2006
--------------------------------------------------------------------------------

PROSPECTUS

--------------------------------------------------------------------------------

  >   PHOENIX INSIGHT FUNDS
           A SHARES
           N SHARES

TRUST NAME: PHOENIX INSIGHT FUNDS TRUST

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] PHOENIXFUNDS SM

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     PHOENIX INSIGHT EQUITY FUNDS
                     Introduction to Equity Funds          PAGE 2
                    Phoenix Insight Balanced Fund               3
                 Phoenix Insight Core Equity Fund               4
            Phoenix Insight Emerging Markets Fund               5
                      Phoenix Insight Equity Fund               7
                       Phoenix Insight Index Fund               8
               Phoenix Insight International Fund               9
       Phoenix Insight Small-Cap Opportunity Fund              11
             Phoenix Insight Small-Cap Value Fund              12
                              Risk Considerations              13
                                Fees and Expenses              16

               PHOENIX INSIGHT FIXED INCOME FUNDS
               Introduction to Fixed Income Funds              18
                        Phoenix Insight Bond Fund              19
             Phoenix Insight High Yield Bond Fund              21
Phoenix Insight Intermediate Government Bond Fund              23
Phoenix Insight Intermediate Tax-Exempt Bond Fund              24
     Phoenix Insight Short/Intermediate Bond Fund              25
             Phoenix Insight Tax-Exempt Bond Fund              26
                              Risk Considerations              27
                                Fees and Expenses              29

               PHOENIX INSIGHT MONEY MARKET FUNDS
               Introduction to Money Market Funds              31
     Phoenix Insight Government Money Market Fund              32
                Phoenix Insight Money Market Fund              33
     Phoenix Insight Tax-Exempt Money Market Fund              34
                              Risk Considerations              35
                                Fees and Expenses              37

                        OTHER RISK CONSIDERATIONS              38

                               INVESTMENT ADVISER              39

                               PORTFOLIO MANAGERS              41

                           PRICING OF FUND SHARES              45

                             SHAREHOLDER SERVICES              46

                 DIVIDENDS AND TAX CONSIDERATIONS              55

                        DISTRIBUTION ARRANGEMENTS              56

                MASTER FUND/FEEDER FUND STRUCTURE              57

                                    TERMS TO KNOW              58

                             FINANCIAL HIGHLIGHTS              60

                          PHOENIX INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

                          INTRODUCTION TO EQUITY FUNDS
--------------------------------------------------------------------------------

 These Funds invest in stocks, which represent partial ownership in a company. They generally pursue capital appreciation: that is, an increase in the Fund's share value. In some cases, these Funds also seek dividend income.

Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.


--------------------------------------------------------------------------------
Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 13.
--------------------------------------------------------------------------------

                          PHOENIX INSIGHT BALANCED FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide current income and capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets. The Fund may invest in the equity securities of companies of any size. The fixed income portion will normally (a) be invested in investment-grade securities and (b) maintain a dollar-weighted average portfolio maturity (or average life with respect to mortgage-backed and asset-backed securities) of between five and ten years. The fixed income portion of the Fund will be invested primarily in bonds, which are debt instruments that normally (a) pay a set amount of interest on a regular basis; (b) repay the face amount, or principal, at a stated future date; and (c) are issued by domestic and foreign corporations, federal and state governments, and their agencies.

The Fund's sub-adviser reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of Russell 1000 Index and between 35% and 60% of the return of the Lehman Brothers Aggregate Bond Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 13.)

o     Allocation risk

o     Credit risk

o     Interest rate risk

o     Manager risk

o     Market risk

o     Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by Harris Investment Management, Inc. (HIM). The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to those of broad measures of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

 98        99        00        01        02        03        04        05
----------------------------------------------------------------------------
8.29     -1.52     12.03      0.88      -9.18     19.04     13.04     7.18

BEST QUARTER: Q2 2003  8.95%    WORST QUARTER: Q3 2002 -8.32%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
---------------------------------------------------------------
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (4/16/97)
---------------------------------------------------------------
BALANCED FUND
A SHARES (AT PUBLIC
OFFERING PRICE OR "POP")       1.26%       4.54%       6.88%
---------------------------------------------------------------
N SHARES
     ----------------------------------------------------------
     Return Before Taxes       7.18%       5.73%       7.78%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions          5.23%       4.72%       6.06%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       5.92%       4.43%       5.83%
===============================================================
RUSSELL 1000 INDEX             6.27%       1.07%       8.01%
===============================================================
LEHMAN BROTHERS
AGGREGATE BOND INDEX           2.43%       5.87%       6.71%
===============================================================

1 Performance in the table, for periods before the inception of the Fund's A Shares on February 10, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                        PHOENIX INSIGHT CORE EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in common stocks. These stocks are generally of companies with market capitalization in excess of $1 billion at time of purchase.

The Fund's sub-adviser selects securities that are considered to be undervalued and to represent growth opportunities. The sub-adviser considers many factors, but there is a focus on a company's sales, earnings and valuation.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 13.)

o     Manager risk

o     Market risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  97      98      99       00       01       02       03       04       05
----------------------------------------------------------------------------
32.54   24.68   16.22    -7.89    -12.56   -23.73   30.20    13.04     8.75

BEST QUARTER: Q4 1998  22.65%   WORST QUARTER: Q3 2002 -15.77%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
---------------------------------------------------------------
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (4/19/96)
---------------------------------------------------------------
CORE EQUITY FUND
A SHARES (AT POP)              2.72%       0.19%       8.14%
---------------------------------------------------------------
N SHARES
     ----------------------------------------------------------
     Return Before Taxes       8.75%       1.31%       8.79%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions          5.76%       0.34%       7.41%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       7.07%       0.80%       7.24%
===============================================================
S&P 500 STOCK INDEX            4.91%       0.54%       8.64%
===============================================================

1 Performance in the table, for periods before the inception of the Fund's A Shares on February 5, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                      PHOENIX INSIGHT EMERGING MARKETS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in equity securities of issuers located in emerging markets countries.. The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The Fund typically invests in the securities of medium to large capitalization companies, but is not limited to investing in the securities of companies of any particular size. The Fund's sub-adviser seeks to identify undervalued companies whose businesses are highly profitable, have consistent operating histories and financial performance, and enjoy favorable long-term economic prospects. A company may be undervalued when, in the opinion of the sub-adviser, the company is selling for a price that is below its intrinsic worth due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the sub-adviser's calculation of future earnings power. The sub-adviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying a premium price for companies currently in favor in the market.

The Fund may invest substantially all of its assets in common stocks if the sub-adviser believes that common stocks will appreciate in value.

The Fund's sub-adviser manages fund investments generally using a bottom-up stock and business analysis approach. It makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. It seeks to achieve attractive absolute returns that exceed the "normalized risk-free rate", defined as the rate of return available on long-term government securities or their equivalent in each country in which the Fund invests. Utilization of an "absolute" rather than a "relative" valuation yardstick is designed to achieve not only a satisfactory return over the risk-free rate, but at the same time seek safety of principal. The Fund's sub-adviser considers the risk of an investment to be a function of the issuer's business rather than the volatility of its stock price.

In determining which portfolio securities to sell, the Fund's sub-adviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, it considers, among other things, whether a security's price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the sub-adviser's opinion, there has been a loss of a long-term competitive advantage.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 13.)

o     Currency rate risk

o     Emerging markets risk

o     Foreign securities risk

o     Geographic concentration risk

o     Manager risk

o     Market risk

o     Small and medium company risk

o     Value stocks risk

o     Volatility risk

FUND PERFORMANCE 1
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM, and the Fund had a different sub-adviser. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

1 Hansberger Global Investors, Inc. was the Fund's sub-adviser prior to the date of this Prospectus.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  98       99        00       01        02        03        04        05
----------------------------------------------------------------------------
-31.50   64.06    -29.02    -0.33     -2.36     50.70      19.71     30.99

BEST QUARTER: Q4 1999  32.38%   WORST QUARTER: Q2 1998 -27.18%

AVERAGE ANNUAL TOTAL RETURN 2 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
---------------------------------------------------------------
                                                       Life
                                                      of Fund
                              1 Year      5 Years   (10/21/97)
---------------------------------------------------------------
EMERGING MARKETS FUND
A SHARES (AT POP)             23.90%      16.75%       4.93%
---------------------------------------------------------------
N SHARES
     ----------------------------------------------------------
     Return Before Taxes      30.99%      18.12%       5.63%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions         28.30%      17.40%       5.24%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares      23.64%      16.02%       4.90%
===============================================================
MSCI EMERGING
MARKETS FREE INDEX            34.54%      19.44%       9.30%
===============================================================

2 Performance in the table, for periods before the inception of the Fund's A Shares on August 12, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                           PHOENIX INSIGHT EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation and current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in common stocks. These stocks are generally of companies with market capitalization in excess of $1 billion at time of purchase.

The Fund's sub-adviser selects stocks that are representative of the companies found within the Russell 1000 Value Index in an effort to:

o Provide greater returns, over the long-term, than the securities comprising the Russell 1000 Value Index

o     Maintain a risk level approximating that of the Russell 1000 Value Index

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, and was comprised at December 31, 2005 of stocks with market capitalization ranging from $582 million to $370 billion.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 13.)

o     Manager risk

o     Market risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  96     97     98     99     00      01      02       03       04      05
------------------------------------------------------------------------------
24.15  35.45  13.42  -1.74   8.18   -3.36   -21.10    28.29   17.91    12.31

BEST QUARTER: Q4 1998  18.66%   WORST QUARTER: Q3 2002 -16.20%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
---------------------------------------------------------------
                              1 Year      5 Years    10 Years
---------------------------------------------------------------
EQUITY FUND
A SHARES (AT POP)              5.99%       4.12%       9.45%
---------------------------------------------------------------
N SHARES
     ----------------------------------------------------------
     Return Before Taxes      12.31%       5.31%      10.14%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions         10.80%       4.75%       7.75%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       9.66%       4.44%       7.79%
===============================================================
RUSSELL 1000 VALUE INDEX       7.05%       5.28%      10.94%
===============================================================

1 Performance in the table, for periods before the inception of the Fund's A Shares on February 12, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                           PHOENIX INSIGHT INDEX FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide the return and risk characteristics of the S&P 500.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally holds at least 90% of the 500 securities in the S&P 500 and attempts to match its holdings of each issue with that security's proportional representation in the S&P 500.

The Fund's sub-adviser employs a "passively" managed - or index - investment approach that attempts to replicate the performance of the index while not necessarily investing in all of its stocks. This approach is unlike traditional methods of active investment management whereby securities are selected on the basis of economic, financial and market analysis. On a regular basis, the sub-adviser compares the Fund's performance to that of the S&P 500. The sub-adviser may adjust the Fund's holdings if the Fund's performance does not adequately track the performance of the S&P 500.

Apart from its equity investments, the Fund may use S&P 500 Stock Index Futures Contracts to reduce transactional costs and simulate full investment in the S&P 500 while retaining a cash balance for portfolio management purposes.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 13.)

o     Leverage risk

o     Manager risk

o     Market risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  97      98      99       00       01       02       03       04       05
----------------------------------------------------------------------------
32.51   27.88   20.14    -9.55    -12.57   -22.43   27.82    10.21     5.15

BEST QUARTER: Q4 1998  21.17%   WORST QUARTER: Q3 2002 -17.14%

AVERAGE ANNUAL TOTAL RETURN (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
---------------------------------------------------------------
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (4/19/96)
---------------------------------------------------------------
INDEX FUND
N SHARES
     ----------------------------------------------------------
     Return Before Taxes       5.15%       0.09%       8.24%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions          2.69%      -1.16%       6.95%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       6.65%      -0.15%       6.86%
===============================================================
S&P 500 STOCK INDEX            4.91%       0.54%       8.64%
===============================================================

                       PHOENIX INSIGHT INTERNATIONAL FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation. Income is a secondary objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk. The Fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. At December 31, 2005, the Fund was invested in issuers from approximately 22 countries.

The Fund's sub-adviser seeks to identify undervalued companies whose businesses are highly profitable, have consistent operating histories and financial performance, and enjoy favorable long-term economic prospects. A company may be undervalued when, in the opinion of the sub-adviser, the company is selling for a price that is below its intrinsic worth due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the sub-adviser's calculation of future earnings power. The sub-adviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying a premium price for companies currently in favor in the market.

The Fund may invest substantially all of its assets in common stocks if the sub-adviser believes that common stocks will appreciate in value.

The Fund's sub-adviser manages fund investments generally using a bottom-up stock and business analysis approach. It makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. It seeks to achieve attractive absolute returns that exceed the "normalized risk-free rate", defined as the rate of return available on long-term government securities or their equivalent in each country in which the Fund invests. Utilization of an "absolute" rather than a "relative" valuation yardstick is designed to achieve not only a satisfactory return over the risk-free rate, but at the same time seek safety of principal. The Fund's sub-adviser considers the risk of an investment to be a function of the issuer's business rather than the volatility of its stock price.

In determining which portfolio securities to sell, the Fund's sub-adviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, it considers, among other things, whether a security's price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the sub-adviser's opinion, there has been a loss of a long-term competitive advantage.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 13.)

o     Currency rate risk

o     Foreign securities risk

o     Geographic concentration risk

o     Manager risk

o     Market risk

o     Value stocks risk

o     Volatility risk

FUND PERFORMANCE 1
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM and the Fund had a different sub-adviser. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

1 Hansberger Global Investors, Inc. was the Fund's sub-adviser prior to the date of this Prospectus.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  97     98       99       00       01       02        03       04        05
-------------------------------------------------------------------------------
-5.21  -4.84    26.81    -9.50    -19.46   -14.79    40.19     16.10     13.40

BEST QUARTER: Q2 2003 20.83%    WORST QUARTER: Q3 2002 -20.14%

AVERAGE ANNUAL TOTAL RETURN 2 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
---------------------------------------------------------------
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (3/13/96)
---------------------------------------------------------------
INTERNATIONAL FUND
A SHARES (AT POP)              7.13%       2.88%       2.39%
---------------------------------------------------------------
N SHARES
     ----------------------------------------------------------
     Return Before Taxes      13.40%       4.84%       3.46%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions         13.44%       4.91%       3.21%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       9.11%       4.32%       2.93%
===============================================================
MSCI EAFE INDEX               14.02%       4.94%       6.19%
===============================================================

2 Performance in the table, for periods before the inception of the Fund's A Shares on March 5, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                   PHOENIX INSIGHT SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in the securities of small-cap companies. These securities will normally be equities and equity-like instruments. The Fund's sub-adviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index, an index comprised of stocks with market capitalization ranging from $26 million to $4.4 billion at December 31, 2005. The Fund seeks to invest in the securities of companies that the sub-adviser believes have growth potential. In selecting securities, the sub-adviser focuses on those companies that appear to have potential for sales growth but are attractively valued relative to the securities of comparable companies. The sub-adviser seeks maintain a risk level approximating that of the Russell 2000 Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 13.)

o     Manager risk

o     Market risk

o     Small company risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  97     98       99       00       01       02        03       04        05
-------------------------------------------------------------------------------
25.14   0.99    39.75     6.51    -9.83    -14.85    51.68    23.85      4.31

BEST QUARTER: Q4 1999 28.14%    WORST QUARTER: Q3 1998 -21.04%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
---------------------------------------------------------------
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (4/19/96)
---------------------------------------------------------------
SMALL-CAP OPPORTUNITY FUND
A SHARES (AT POP)             -1.47%       7.29%      12.18%
---------------------------------------------------------------
N SHARES
     ----------------------------------------------------------
     Return Before Taxes       4.31%       8.51%      12.86%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions          1.63%       7.37%      11.17%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       6.45%       7.28%      10.87%
===============================================================
RUSSELL 2000 INDEX             4.55%       8.22%       8.78%
===============================================================

1 Performance in the table, for periods before the inception of the Fund's A Shares on March 5, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                      PHOENIX INSIGHT SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation. Income is a secondary objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in the securities of small-cap companies. These securities will normally be equities and equity-like instruments. The Fund's sub-adviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index, an index comprised of stocks with market-capitalization ranging from $26 million to $4.4 billion as of December 31, 2005. The sub-adviser seeks securities it considers to be undervalued at the time of purchase. The sub-adviser uses a value investment strategy that seeks companies that are attractively valued relative to the securities of comparable companies. In searching for stocks with lower than average valuations, the sub-adviser considers, among other things, price-to-earnings and price-to-book ratios. The sub-adviser seeks to maintain a risk level approximating that of the Russell 2000 Value Index, an index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 13.)

o     Manager risk

o     Market risk

o     Small company risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

    98       99       00       01       02       03       04      05
-----------------------------------------------------------------------
  -4.15     0.22    34.15     5.36   -12.98     42.70   28.59    8.68

BEST QUARTER: Q2 2003 20.12%    WORST QUARTER: Q3 2002 -20.19%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
---------------------------------------------------------------
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (7/9/97)
---------------------------------------------------------------
SMALL-CAP VALUE FUND
A SHARES (AT POP)              2.65%      11.54%      11.23%
---------------------------------------------------------------
N SHARES
     ----------------------------------------------------------
     Return Before Taxes       8.68%      12.83%      12.00%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions          6.10%      11.28%      10.33%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       8.51%      10.75%       9.86%
===============================================================
RUSSELL 2000 VALUE INDEX       4.71%      13.55%      11.09%
===============================================================

1 Performance in the table, for periods before the inception of the Fund's A Shares on August 18, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                       RISK CONSIDERATIONS - EQUITY FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each risk is described in detail below.


-----------------------------------------------------------------------------------------------------------------------------------
                                              Core      Emerging                                           Small-Cap     Small-Cap
RISKS FOR ONE                   Balanced     Equity     Markets      Equity     Index    International    Opportunity      Value
OR MORE FUNDS                     Fund        Fund       Fund         Fund       Fund        Fund            Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------------
Allocation                          P
-----------------------------------------------------------------------------------------------------------------------------------
Counterparty
-----------------------------------------------------------------------------------------------------------------------------------
Credit                              P
-----------------------------------------------------------------------------------------------------------------------------------
Currency rate                                               P                                  P
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                            P
-----------------------------------------------------------------------------------------------------------------------------------
Foreign securities                                          P                                  P
-----------------------------------------------------------------------------------------------------------------------------------
Geographic concentration                                    P                                  P
-----------------------------------------------------------------------------------------------------------------------------------
Industry concentration
-----------------------------------------------------------------------------------------------------------------------------------
Interest rate                       P
-----------------------------------------------------------------------------------------------------------------------------------
Leverage                                                                           P
-----------------------------------------------------------------------------------------------------------------------------------
Manager                             P           P           P           P          P           P              P              P
-----------------------------------------------------------------------------------------------------------------------------------
Market                              P           P           P           P          P           P              P              P
-----------------------------------------------------------------------------------------------------------------------------------
Prepayment                          P
-----------------------------------------------------------------------------------------------------------------------------------
Small company                                                                                                 P              P
-----------------------------------------------------------------------------------------------------------------------------------
Small and medium company                                    P
-----------------------------------------------------------------------------------------------------------------------------------
Value Stocks                                                P                                  P
-----------------------------------------------------------------------------------------------------------------------------------
Volatility                                      P           P           P                      P              P              P
-----------------------------------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o     The investment objective

o     The Fund's ability to achieve its objective

o     The markets in which the Fund invests

o     The investments the Fund makes in those markets

o     Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives. During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

ALLOCATION RISK

The risk that the percentages of the fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

EMERGING MARKETS RISK

Investments in less-developed countries whose markets are still emerging generally present risks in greater degree than those presented by investments in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval may be required in some developing countries for the release of investment income, capital and sale proceeds to foreign investors, and some developing countries may limit the extent of foreign investment in domestic companies.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK

The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INDUSTRY CONCENTRATION RISK

The risk that investments concentrated in a particular industry or group of industries will underperform or be more volatile than investments in other industry sectors because of economic, regulatory, financial, or market conditions significantly affecting that industry or group. For example, the software or biotechnology industries can be significantly affected by patent considerations, intense competition, rapid change and product obsolescence, and government regulation. Companies in these sectors may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. Similarly, these industries can be significantly affected by the obsolescence of existing products or processes, short product cycles, falling prices and profits, and competition from new or unanticipated market entrants.

INTEREST RATE RISK

The risk that bond prices overall will decline because of rising interest rates. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing a fund's duration and reducing the value of such a security. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., forward or futures contracts, derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations. As interest rates decline, the issuers of securities held by a fund may prepay principal earlier that scheduled, forcing a fund to reinvest in lower yielding securities. This prepayment may reduce a fund's income. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk.

SMALL COMPANY RISK

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of small-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

SMALL AND MEDIUM COMPANY RISK

The risk that investments in smaller and medium-sized companies may be more volatile than investments in larger companies, as smaller and medium-sized companies generally experience higher growth and failure rates. The trading volume of small- and medium-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller medium sized companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VALUE STOCKS RISK

Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time, and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent. Value-oriented funds typically under perform when growth investing is in favor.

VOLATILITY RISK

The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

                        FEES AND EXPENSES - EQUITY FUNDS
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Phoenix Insight Equity Funds.


SHAREHOLDER FEES (fees paid directly from your investment)          A Shares   N Shares
-----------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                      5.50%*    None
MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A % OF THE LOWER
   NET ASSET VALUE AT THE TIME OF PURCHASE OR AT REDEMPTION)          1.00%*    None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS           None      None
REDEMPTION FEE                                                        2.00%**   2.00%**
-----------------------------------------------------------------------------------------


* SALES CHARGE WAIVERS AND REDUCED SALES CHARGE PLANS ARE AVAILABLE FOR A SHARES. IF A SHARES PURCHASED WITHOUT AN INITIAL SALES CHARGE (PURCHASES OF $1,000,000 OR MORE) ARE REDEEMED WITHIN TWO YEARS AFTER PURCHASE, A CONTINGENT DEFERRED SALES CHARGE OF UP TO 1.00% WILL BE APPLIED TO THE REDEMPTION. SEE SHAREHOLDER SERVICES - HOW TO BUY SHARES.

** TO DISCOURAGE SHORT-TERM TRADING, YOU WILL BE CHARGED A 2.00% REDEMPTION FEE IF YOU REDEEM OR EXCHANGE SHARES FROM ANY OF THE EQUITY FUNDS WITHIN 30 DAYS OF ACQUISITION.

--------------------------------------------------------------------------------
                                    A SHARES
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                                 Core     Emerging                            Small-Cap   Small-Cap
                                                      Balanced  Equity     Markets   Equity   International  Opportunity    Value
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                         0.50%    0.70%       1.00%    0.70%       0.85%         0.75%       0.70%
Distribution and Shareholder Servicing (12b-1) Fees     0.25     0.25        0.25     0.25        0.25          0.25        0.25
Other Expenses                                          0.28     0.23        0.32     0.16        0.30          0.14        0.18
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                    1.03%    1.18%       1.57%    1.11%       1.40%         1.14%       1.13%
------------------------------------------------------------------------------------------------------------------------------------


1 Expenses have been restated to reflect changes in contractual fee rates of the new investment adviser, administrator and other service providers to the Funds.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                     Core      Emerging                                Small-Cap      Small-Cap
                       Balanced     Equity      Markets    Equity     International    Opportunity      Value
----------------------------------------------------------------------------------------------------------------
One Year               $  649      $  664      $  701      $  657       $  685          $  660        $  659
----------------------------------------------------------------------------------------------------------------
Three Years               860         904       1,018         883          969             892           889
----------------------------------------------------------------------------------------------------------------
Five Years              1,087       1,163       1,358       1,128        1,274           1,143         1,138
----------------------------------------------------------------------------------------------------------------
Ten Years               1,740       1,903       2,315       1,827        2,137           1,860         1,849
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    N SHARES
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)


----------------------------------------------------------------------------------------------------------------------------------
                                                Core    Emerging                                           Small-Cap   Small-Cap
                                    Balanced   Equity    Markets    Equity        Index    International  Opportunity    Value
----------------------------------------------------------------------------------------------------------------------------------
Management Fees                       0.50%     0.70%     1.00%       0.70%       0.20%        0.85%         0.75%       0.70%
Shareholder Servicing Fees            0.25      0.25      0.25        0.25        0.25         0.25          0.25        0.25
Other Expenses                        0.28      0.23      0.32        0.16        0.18%        0.30          0.14        0.18
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
  OPERATING EXPENSES                  1.03%     1.18%     1.57%       1.11%       0.63%        1.40%         1.14%       1.13%
----------------------------------------------------------------------------------------------------------------------------------


1 Expenses have been restated to reflect changes in contractual fee rates of the new investment adviser, administrator and other service providers to the Funds.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                Core      Emerging                                         Small-Cap    Small-Cap
                                  Balanced     Equity      Markets     Equity      Index     International Opportunity     Value
------------------------------------------------------------------------------------------------------------------------------------
One Year                          $  105      $  120      $  160      $  113        $ 64       $  143       $  116       $  115
------------------------------------------------------------------------------------------------------------------------------------
Three Years                          328         375         496         353         202          443          362          359
------------------------------------------------------------------------------------------------------------------------------------
Five Years                           569         649         855         612         351          766          628          622
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                          1,259       1,432       1,867       1,352         786        1,680        1,386        1,375
------------------------------------------------------------------------------------------------------------------------------------


                       PHOENIX INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

                       INTRODUCTION TO FIXED INCOME FUNDS
--------------------------------------------------------------------------------

     These Funds invest primarily in bonds, which are debt instruments that normally --

                o Pay a set amount of interest on a regular basis

         o Repay the face amount, or principal, at a stated future date

      o Are issued by domestic and foreign corporations, federal and state governments, and their agencies


--------------------------------------------------------------------------------
Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 27.
--------------------------------------------------------------------------------

                            PHOENIX INSIGHT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return, including a competitive level of current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in bonds. "Bonds" are fixed-income debt securities of various types of issuers, including corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities and other short-term instruments. The Fund intends to invest in bonds that are rated at the time of investment Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard & Poor's Corporation.

The Fund's sub-adviser uses a value-driven style that focuses on issue and sector selection, measured interest rate anticipation and trading opportunities.

Securities selected for Fund investment may be of any maturity or duration. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of a security's payment pattern. Normally, the Fund's dollar weighted average duration will vary between two and eight years. The sub-adviser may adjust the Fund's dollar-weighted average duration based on changing expectations for the federal funds rate, the shape of the yield curve, swap spreads, mortgage prepayments, credit spreads, and capital market liquidity. For instance, if the federal funds rate is expected to rise, the sub-adviser may choose to move the Fund's dollar-weighted average duration to the lower end of the band. Within this context, it is expected that the Fund's dollar-weighted average maturity will range between three and fifteen years.

Securities may be reviewed for sale due to anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments.

The sub-adviser's investment strategies may result in a higher portfolio turnover rate for the Fund. High portfolio turnover rates increase costs to the Fund, negatively affect Fund performance, and may increase capital gain distributions, resulting in greater tax liability to Fund shareholders.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 27.)

o     Credit risk

o     Income risk

o     Interest rate risk

o     Long-term maturities risk

o     Manager risk

o     Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM, which also provided day-to-day management of the Fund's assets. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

 97      98       99       00       01       02        03     04      05
---------------------------------------------------------------------------
9.14   6.86     -1.16    12.78     8.05    6.91      3.67    3.82    2.29

BEST QUARTER: Q4 2000  4.98%    WORST QUARTER: Q2 2004 -2.40%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
---------------------------------------------------------------
                                                       Life
                                                      of Fund
                              1 Year      5 Years    (4/22/96)
---------------------------------------------------------------
BOND FUND
A SHARES (AT POP)             -2.40%       3.95%       5.37%
---------------------------------------------------------------
N SHARES
     Return Before Taxes       2.29%       4.92%       5.88%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions          0.75%       3.05%       3.61%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares       1.48%       3.08%       3.61%
---------------------------------------------------------------
LEHMAN BROTHERS
AGGREGATE BOND INDEX           2.43%       5.87%       6.64%
---------------------------------------------------------------

1 Performance in the table, for periods before the inception of the Fund's A Shares on February 18, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                      PHOENIX INSIGHT HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return through a combination of income and capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in domestic and foreign bonds, commonly known as "junk bonds", that have a credit quality rated below "Baa" by Moody's Investors Service, Inc. (Moody's) and "BBB" by Standard and Poor's Corporation (S&P). The Fund may also invest in a broad range of interest-rate sensitive securities, including preferred stocks, interest-rate futures contracts, and foreign currency futures and forwards for the purpose of hedging.

The Fund's sub-adviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading. The sub-adviser evaluates market conditions in the context of broad macroeconomic trends. It generally overweights those sector/industries where well-valued companies can be identified and whose business profiles (and credit measures) are viewed to be improving.

The sub-adviser considers credit research an integral component of its higher quality high yield investment process. It invests across the credit rating spectrum with an emphasis on securities that are moving up the credit rating scale of a nationally recognized statistical rating organization and generally those rated Ba/BB and B/B by Moody's, Standard & Poor's or Fitch, at the time of investment. If after the time of investment a security's rating declines, the Fund is not obligated to sell the security.

Principally, securities are selected from a broad universe of domestic high yield corporate bonds, although the Fund may invest in other types of high yield securities.

The sub-adviser attempts to maintain the duration of the Fund at a level similar to that of its style benchmark. At December 31, 2005, the modified duration to maturity for the benchmark and the Fund was 5.13 and 5.36 years, respectively. Theoretically, for a fund maintaining a modified duration to maturity of 5.36 years, a one percent increase in interest rates would cause a 5.36% decrease in the value of the fund's assets. Similarly, a one percent decrease in interest rates would cause the value of the fund's assets to increase by 5.36%. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security's payment pattern. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security.

The sub-adviser's investment strategies may result in a higher portfolio turnover rate for the Fund. A high portfolio turnover rate increases transaction costs to the Fund, negatively affects Fund performance, and may increase capital gain distributions, resulting in greater tax liability to Fund shareholders.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 27.)

o     Credit risk

o     Foreign securities risk

o     High yield securities (junk bond) risk

o     Income risk

o     Interest rate risk

o     Leverage risk

o     Long-term maturities risk

o     Manager risk

o     Prepayment risk

Because of the speculative nature of the Fund's investments, you should carefully consider the risks associated with this Fund before you purchase shares.

FUND PERFORMANCE 1
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM and the Fund had a different sub-adviser. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to those of broad measures of market performance, and includes the effects of current sales charges. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

1 HIM-Monegy, Inc. was the Fund's sub-adviser prior to the date of this Prospectus.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

                       03              04              05
                     -------------------------------------
                     17.66            10.32           1.78

BEST QUARTER: Q2 2005 2.06%     WORST QUARTER: Q1 2005 -1.76%

AVERAGE ANNUAL TOTAL RETURN 2 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                 Life
                                                                of Fund
                                    1 Year                     (9/23/02)
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
A SHARES (AT POP)                   -2.92%                       6.13%
--------------------------------------------------------------------------------
N SHARES
     ---------------------------------------------------------------------------
     Return Before Taxes             1.78%                       6.89%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions               -0.55%                       5.25%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares             1.16%                       5.27%
================================================================================
BEAR STEARNS
HIGH YIELD BOND INDEX                1.79%                       8.94%
================================================================================

2 Performance in the table, for periods before the inception of the Fund's A and N Shares on May 1, 2004, reflects performance of the Fund's Institutional Shares, adjusted for A Shares and N Shares sales charge and expenses.

                PHOENIX INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income, consistent with preservation of capital.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates),

o Securities issued by U.S. government agencies whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan
      Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only, and

o     Repurchase agreements collateralized by U.S. government securities

The Fund's sub-adviser may invest up to 20% of the Fund's assets in the following securities, which normally will be investment-grade:

o     Asset-backed securities

o     Non-agency mortgage-backed securities

o     Corporate bonds

The dollar-weighted average portfolio maturity (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 27.)

o     Credit risk

o     Income risk

o     Interest rate risk

o     Manager risk

o     Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  98        99       00         01         02         03         04        05
--------------------------------------------------------------------------------
 7.18     -1.05     12.90      7.47       10.12      2.15       2.79      2.32

BEST QUARTER: Q3 2002 5.16%     WORST QUARTER: Q2 2004 -2.51%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                     Life
                                                                    of Fund
                                 1 Year          5 Years           (4/16/97)
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT
BOND FUND
A SHARES (AT POP)                 -1.34%            4.16%            5.44%
--------------------------------------------------------------------------------
N SHARES
     ---------------------------------------------------------------------------
     Return Before Taxes           2.32%            4.92%            5.85%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions              0.78%            3.14%            3.75%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares           1.52%            3.16%            3.72%
================================================================================
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT BOND INDEX              1.68%            4.82%            5.82%
================================================================================

1 Performance in the table, for periods before the inception of the Fund's A Shares on February 12, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in a broad range of municipal securities. These securities generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax and is subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable. In addition, the Fund will normally purchase only securities that are investment grade.

The Fund's sub-adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o Credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt

Under normal market conditions, the Fund's investments will have a dollar-weighted average portfolio maturity in a range of three to ten years.

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 27.)

o     Credit risk

o     Income risk

o     Interest rate risk

o     Manager risk

o     Municipal market risk

o     Prepayment risk

o     Leverage risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  97       98        99       00        01       02       03       04       05
--------------------------------------------------------------------------------
 6.14     4.67     -0.68     10.94     5.32     9.55     4.38     2.76     2.01

BEST QUARTER: Q3 2002 4.60%     WORST QUARTER: Q2 2004 -2.33%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                     Life
                                                                    of Fund
                                 1 Year          5 Years           (3/13/96)
--------------------------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT
BOND FUND
A SHARES (AT POP)                 -1.60%            4.02%            4.58%
--------------------------------------------------------------------------------
N SHARES
     ---------------------------------------------------------------------------
     Return Before Taxes           2.01%            4.77%            4.95%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions              2.01%            4.77%            4.89%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares           2.79%            4.70%            4.82%
================================================================================
LEHMAN BROTHERS 3-15 YEAR
BLEND MUNICIPAL BOND INDEX         2.25%            5.18%            5.45%
================================================================================

1 Performance in the table, for periods before the inception of the Fund's A Shares on January 17, 2001, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return, including a competitive level of current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in bonds with a short/intermediate-term average maturity.

The Fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

The Fund may invest in bonds and debentures, U.S. government securities, U.S. dollar denominated debt obligations of foreign governments, mortgage-backed and asset-backed securities, municipal securities, zero-coupon securities, other floating/variable rate obligations, and options and interest-rate futures contracts.

If a defensive position is warranted, the Fund may hold short-term U.S. government securities (such as Treasury bills), high-quality money market instruments and cash. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 27.)

o     Credit risk

o     Foreign securities risk

o     Income risk

o     Interest rate risk

o     Leverage risk

o     Manager risk

o     Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  96      97      98      99      00       01      02      03      04      95
--------------------------------------------------------------------------------
 3.51    6.89    6.75    0.56    10.13    7.60    6.14    3.85    2.66    1.19

BEST QUARTER: Q3 2001 4.10%     WORST QUARTER: Q2 2004 -2.28%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                  1 Year          5 Years          10 Years
--------------------------------------------------------------------------------
SHORT/INTERMEDIATE BOND FUND
A SHARES (AT POP)                 -2.40%            3.50%            4.50%
--------------------------------------------------------------------------------
N SHARES
     ---------------------------------------------------------------------------
     Return Before Taxes           1.19%            4.26%            4.89%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions             -0.09%            2.61%            2.86%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares           0.77%            2.64%            2.90%
================================================================================
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CREDIT BOND INDEX       1.58%            5.50%            5.80%
================================================================================

1 Performance in the table, for periods before the inception of the Fund's A Shares on July 22, 1999, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in municipal securities with varying maturities. These securities may be of varying maturities and generate income that is exempt from federal income tax and not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax and is subject to the alternative minimum tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable. In addition, the Fund will normally purchase only securities that are investment grade.

The Fund's sub-adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o Credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the adviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 27.)

o     Credit risk

o     Income risk

o     Interest rate risk

o     Manager risk

o     Municipal market risk

o     Prepayment risk

o     Leverage risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

 97       98        99       00        01        02       03       04       05
--------------------------------------------------------------------------------
8.28     4.62     -3.31     14.13     5.76     11.15     5.55     3.21     2.58

BEST QUARTER: Q4 2000 6.13%     WORST QUARTER: Q2 2004 -2.75%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                     Life
                                                                    of Fund
                                  1 Year          5 Years          (10/2/96)
--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
A SHARES (AT POP)                 -2.12%            4.62%            5.23%
--------------------------------------------------------------------------------
N SHARES
     ---------------------------------------------------------------------------
     Return Before Taxes           2.58%            5.60%            5.77%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions              2.42%            5.51%            5.57%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares           3.33%            5.46%            5.52%
================================================================================
LEHMAN BROTHERS
MUNICIPAL BOND INDEX               3.51%            5.59%            5.98%
================================================================================

1 Performance in the table, for periods before the inception of the Fund's A Shares on January 31, 2001, reflects performance of the Fund's N Shares, adjusted for A Shares sales charge and expenses.

                    RISK CONSIDERATIONS - FIXED INCOME FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each risk is described in detail below.


---------------------------------------------------------------------------------------------------------
                                       High      Intermediate   Intermediate      Short/
RISKS FOR ONE                       Yield Bond    Government     Tax-Exempt    Intermediate   Tax-Exempt
OR MORE FUNDS           Bond Fund      Fund       Bond Fund      Bond Fund      Bond Fund     Bond Fund
---------------------------------------------------------------------------------------------------------
Counterparty
---------------------------------------------------------------------------------------------------------
Credit                      P            P             P              P              P             P
---------------------------------------------------------------------------------------------------------
Foreign securities                       P                                           P
---------------------------------------------------------------------------------------------------------
High yield securities                    P
---------------------------------------------------------------------------------------------------------
Income                      P            P             P              P              P             P
---------------------------------------------------------------------------------------------------------
Interest rate               P            P             P              P              P             P
---------------------------------------------------------------------------------------------------------
Leverage                                 P                            P              P             P
---------------------------------------------------------------------------------------------------------
Long-Term Maturities        P            P
---------------------------------------------------------------------------------------------------------
Manager                     P            P             P              P              P             P
---------------------------------------------------------------------------------------------------------
Market
---------------------------------------------------------------------------------------------------------
Municipal market                                                      P                            P
---------------------------------------------------------------------------------------------------------
Prepayment                  P            P             P              P              P             P
---------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o     The investment objective

o     The Fund's ability to achieve its objective

o     The markets in which the Fund invests

o     The investments the Fund makes in those markets

o     Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives. During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

HIGH YIELD SECURITIES (JUNK BOND) RISK

Securities rated "BB" or below by S&P or "Ba" or below by Moody's are known as "high yield" securities and are commonly referred to as "junk bonds". These securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make the payment of interest or principal.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

INTEREST RATE RISK

The risk that bond prices overall will decline because of rising interest rates. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing a fund's duration and reducing the value of such a security. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., forward or futures contracts, derivative securities or purchases on margin) that tend to magnify changes in an index or market.

LONG-TERM MATURITIES RISK

Fixed income securities with longer maturities may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations. As interest rates decline, the issuers of securities held by a fund may prepay principal earlier that scheduled, forcing a fund to reinvest in lower yielding securities. This prepayment may reduce a fund's income. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk.

                     FEES AND EXPENSES - FIXED INCOME FUNDS
--------------------------------------------------------------------------------

        The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Phoenix Insight Fixed Income Funds.


SHAREHOLDER FEES (fees paid directly from your investment)              A Shares    N Shares
----------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         4.50%*       None
MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A % OF THE LOWER
    NET ASSET VALUE AT THE TIME OF PURCHASE OR AT REDEMPTION)            1.00%*       None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None         None
REDEMPTION FEE                                                           2.00%**      2.00%**
----------------------------------------------------------------------------------------------


* THE MAXIMUM SALES CHARGE (LOAD) FOR SHARES OF THE INTERMEDIATE TAX-EXEMPT BOND FUND, SHORT/INTERMEDIATE BOND FUND AND INTERMEDIATE GOVERNMENT BOND FUND IS 3.50%. SALES CHARGE WAIVERS AND REDUCED SALES CHARGE PLANS ARE AVAILABLE FOR A SHARES. IF A SHARES PURCHASED WITHOUT AN INITIAL SALES CHARGE (PURCHASES OF $1,000,000 OR MORE) ARE REDEEMED WITHIN TWO YEARS AFTER PURCHASE, A CONTINGENT DEFERRED SALES CHARGE OF UP TO 1.00% WILL BE APPLIED TO THE REDEMPTION. SEE SHAREHOLDER SERVICES - HOW TO BUY SHARES.

** TO DISCOURAGE SHORT-TERM TRADING, YOU WILL BE CHARGED A 2.00% FEE IF YOU REDEEM OR EXCHANGE SHARES FROM ANY OF THE FIXED INCOME FUNDS WITHIN 30 DAYS OF ACQUISITION.

--------------------------------------------------------------------------------
                                    A SHARES
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Intermediate   Intermediate      Short/
                                                              High Yield    Government     Tax-Exempt    Intermediate   Tax-Exempt
                                                      Bond       Bond          Bond           Bond           Bond          Bond
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                        0.50%      0.45%       0.45%          0.45%          0.55%          0.45%
Distribution and Shareholder Servicing (12b-1) Fees    0.25       0.25        0.25           0.25           0.25           0.25
Other Expenses                                         0.19       0.30        0.57           0.17           0.16           0.25
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.94%      1.00%       1.27%          0.87%          0.96%          0.95%
Expense Reduction                                     (0.09)        --       (0.52)         (0.02)         (0.01)         (0.10)
------------------------------------------------------------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                     0.85%      1.00%       0.75%          0.85%          0.95%          0.85%
------------------------------------------------------------------------------------------------------------------------------------


1 Expenses have been restated to reflect changes in contractual fee rates of the new investment adviser, administrator and other service providers to the Funds. The Fund's investment adviser has contractually agreed to limit the total operating expenses of the Bond Fund to 0.85%, the Intermediate Government Bond Fund to 0.75%, the Intermediate Tax-Exempt Bond Fund to 0.85%, the Short/Intermediate Bond Fund to 0.95%, and the Tax Exempt Bond Fund to 0.85% until December 31, 2007.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Intermediate   Intermediate      Short/
                                                              High Yield    Government     Tax-Exempt    Intermediate   Tax-Exempt
                                                      Bond       Bond          Bond           Bond           Bond          Bond
------------------------------------------------------------------------------------------------------------------------------------
One Year                                             $  533    $    547      $   523       $   533        $   543        $   533
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                             722         754          756           712            741            724
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                              933         978        1,039           908            956            937
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                             1,540       1,620        1,845         1,472          1,574          1,550
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    N SHARES
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Intermediate   Intermediate      Short/
                                                              High Yield    Government     Tax-Exempt    Intermediate   Tax-Exempt
                                                      Bond       Bond          Bond           Bond           Bond          Bond
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                        0.50%      0.45%       0.45%          0.45%          0.55%          0.45%
Shareholder Servicing Fees                             0.25       0.25        0.25           0.25           0.25           0.25
Other Expenses                                         0.19       0.30        0.57           0.17           0.16           0.25
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.94%      1.00%       1.27%          0.87%          0.96%          0.95%
------------------------------------------------------------------------------------------------------------------------------------
Expense Reduction                                     (0.09)        --       (0.52)         (0.02)         (0.01)         (0.10)
------------------------------------------------------------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                     0.85%      1.00%       0.75%          0.85%          0.95%          0.85%
------------------------------------------------------------------------------------------------------------------------------------


1 Expenses have been restated to reflect changes in contractual fee rates of the new investment adviser, administrator and other service providers to the Funds. The Fund's investment adviser has contractually agreed to limit the total operating expenses of the Bond Fund to 0.85%, the Intermediate Government Bond Fund to 0.75%, the Intermediate Tax-Exempt Bond Fund to 0.85%, the Short/Intermediate Bond Fund to 0.95%, and the Tax Exempt Bond Fund to 0.85% until December 31, 2007.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Intermediate   Intermediate      Short/
                                                              High Yield    Government     Tax-Exempt    Intermediate   Tax-Exempt
                                                      Bond       Bond          Bond           Bond           Bond          Bond
------------------------------------------------------------------------------------------------------------------------------------
One Year                                             $   87    $    102      $    77        $    87        $    97       $    87
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                             285         318          320            274            304           287
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                              506         552          617            479            529           510
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                             1,142       1,225        1,461          1,070          1,177         1,152
------------------------------------------------------------------------------------------------------------------------------------


                       PHOENIX INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

             INTRODUCTION TO THE PHOENIX INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      These Funds invest in short-term money market instruments issued by banks, other U.S. corporations, the U.S. Government, state or local governments, and other entities. These securities may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?
--------------------------------------------------------------------------------

Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o     Buy only high-quality, short-term money market instruments

o     Buy securities with remaining maturities no longer than 397 days

--------------------------------------------------------------------------------
Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Phoenix Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's principal investment strategies and risks are discussed in this prospectus. Other investment practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 35.
--------------------------------------------------------------------------------

                  PHOENIX INSIGHT GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);

o securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and

o     repurchase agreements backed by any of the foregoing securities.

The Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 35.)

o     Counterparty risk

o     Credit risk

o     Income risk

o     Manager risk

o     Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

   96      97      98      99      00      01      02      03      04      05
--------------------------------------------------------------------------------
  5.00    5.17    5.08    4.67    5.87    3.68    1.30    0.67    0.88    2.70

BEST QUARTER: Q4 2000 1.52%     WORST QUARTER: Q3 2003 0.14%

AVERAGE ANNUAL TOTAL RETURN (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                  1 Year           5 Years         10 Years
--------------------------------------------------------------------------------
GOVERNMENT
MONEY MARKET FUND                  2.70%            1.84%            3.48%
================================================================================

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 3.82%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                        PHOENIX INSIGHT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 35.)

o     Counterparty risk

o     Credit risk

o     Foreign securities risk

o     Income risk

o     Manager risk

o     Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

   96      97      98      99      00      01      02      03      04      05
--------------------------------------------------------------------------------
  5.11    5.35    5.25    4.92    6.09    3.85    1.48    0.74    0.94    2.80

BEST QUARTER: Q4 2000  1.57%            WORST QUARTER: Q3 2003  0.15%

AVERAGE ANNUAL TOTAL RETURN (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                 1 Year           5 Years          10 Years
--------------------------------------------------------------------------------
MONEY MARKET FUND                  2.80%            1.95%            3.64%
================================================================================

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 3.85%. FOR CURRENT YIELD INFORMATION, PLEASE CALL (800.982.8782.)

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that generate income that is generally exempt from federal income tax and are not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund will invest primarily in U.S. dollar-denominated municipal securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 35.)

o     Counterparty risk

o     Credit risk

o     Income risk

o     Manager risk

o     Municipal market risk

o     Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

   96      97      98      99      00      01      02      03      04      05
--------------------------------------------------------------------------------
  2.94    3.17    3.02    2.75    3.58    2.34    0.99    0.54    0.65    1.87

BEST QUARTER: Q4 2000 0.94%     WORST QUARTER: Q3 2003 0.10%

AVERAGE ANNUAL TOTAL RETURN (Fig. 2)
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                  1 Year          5 Years          10 Years
--------------------------------------------------------------------------------
TAX-EXEMPT
MONEY MARKET FUND                  1.87%            1.28%            2.18%
================================================================================

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 2.85%. AS OF THE SAME DATE, THE EFFECTIVE TAX-EQUIVALENT SEVEN-DAY YIELD FOR THE FUND WAS 3.96%. FOR CURRENT YIELD INFORMATION, PLEASE CALL (800.982.8782.)

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each risk is described in detail below.

--------------------------------------------------------------------------------
                         Government                                 Tax-Exempt
RISKS FOR ONE               Money                 Money                Money
OR MORE FUNDS            Market Fund           Market Fund          Market Fund
--------------------------------------------------------------------------------
Counterparty                  P                     P                    P
--------------------------------------------------------------------------------
Credit                        P                     P                    P
--------------------------------------------------------------------------------
Foreign securities                                  P
--------------------------------------------------------------------------------
Income                        P                     P                    P
--------------------------------------------------------------------------------
Manager                       P                     P                    P
--------------------------------------------------------------------------------
Municipal market                                                         P
--------------------------------------------------------------------------------
Principal stability           P                     P                    P
--------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o     The investment objective

o     The Fund's ability to achieve its objective

o     The markets in which the Fund invests

o     The investments the Fund makes in those markets

o     Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                     FEES AND EXPENSES - MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Phoenix Insight Money Market Funds.

SHAREHOLDER FEES (fees paid directly from your investment)             N Shares
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A % OF THE LOWER
    NET ASSET VALUE AT THE TIME OF PURCHASE OR AT REDEMPTION)            None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None
REDEMPTION FEE                                                           None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    N SHARES
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

--------------------------------------------------------------------------------
                                          Government     Money      Tax-Exempt
                                         Money Market    Market    Money Market
--------------------------------------------------------------------------------
Management Fees                              0.10%        0.10%        0.10%
Distribution (12b-1) Fees                    0.10         0.10         0.10
Shareholder Servicing Fees                   0.25         0.25         0.25
Other Expenses 1                             0.09         0.08         0.08
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES 1       0.54%        0.53%        0.53%
--------------------------------------------------------------------------------

1 Expenses have been restated to reflect changes in contractual fee rates of the new investment adviser, administrator and other service providers to the Funds.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                          Government     Money      Tax-Exempt
                                         Money Market    Market    Money Market
--------------------------------------------------------------------------------
One Year                                     $ 55         $ 54         $ 54
--------------------------------------------------------------------------------
Three Years                                   173          170          170
--------------------------------------------------------------------------------
Five Years                                    302          296          296
--------------------------------------------------------------------------------
Ten Years                                     677          665          665
--------------------------------------------------------------------------------

                            OTHER RISK CONSIDERATIONS
--------------------------------------------------------------------------------

EQUITY FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Equity Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail starting on page 13.


------------------------------------------------------------------------------------------------------------------------------------
                                             Core       Emerging                                            Small-Cap     Small-Cap
RISKS FOR ONE                   Balanced    Equity      Markets      Equity       Index     International  Opportunity      Value
OR MORE FUNDS                     Fund       Fund         Fund        Fund         Fund         Fund          Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Allocation                          P
------------------------------------------------------------------------------------------------------------------------------------
Counterparty                        O          O            O           O            O            O             O              O
------------------------------------------------------------------------------------------------------------------------------------
Credit                              P                       O                                     O
------------------------------------------------------------------------------------------------------------------------------------
Currency rate                       O                       P                                     P
------------------------------------------------------------------------------------------------------------------------------------
Emerging markets                                            P                                     O
------------------------------------------------------------------------------------------------------------------------------------
Foreign securities                  O          O            P           O                         P             O              O
------------------------------------------------------------------------------------------------------------------------------------
Geographic concentration                                    P                                     P
------------------------------------------------------------------------------------------------------------------------------------
Industry concentration                                      O                                     O
------------------------------------------------------------------------------------------------------------------------------------
Interest rate                       P                       O                        O            O
------------------------------------------------------------------------------------------------------------------------------------
Leverage                            O          O            O           O            P            O             O              O
------------------------------------------------------------------------------------------------------------------------------------
Manager                             P          P            P           P            P            P             P              P
------------------------------------------------------------------------------------------------------------------------------------
Market                              P          P            P           P            P            P             P              P
------------------------------------------------------------------------------------------------------------------------------------
Prepayment                          P
------------------------------------------------------------------------------------------------------------------------------------
Small company                       O                                                             O             P              P
------------------------------------------------------------------------------------------------------------------------------------
Small and medium company                                    P
------------------------------------------------------------------------------------------------------------------------------------
Value Stocks                                                P                                     P
------------------------------------------------------------------------------------------------------------------------------------
Volatility                          O          P            P           P            O            P             P              P
------------------------------------------------------------------------------------------------------------------------------------


FIXED INCOME FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Fixed Income Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail starting on page 27.


------------------------------------------------------------------------------------------------------------------------------
                                                   High         Intermediate     Intermediate        Short/
RISKS FOR ONE                                   Yield Bond       Government       Tax-Exempt      Intermediate     Tax-Exempt
OR MORE FUNDS                   Bond Fund          Fund          Bond Fund        Bond Fund        Bond Fund       Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Counterparty                        O                O                O                O                O               O
------------------------------------------------------------------------------------------------------------------------------
Credit                              P                P                P                P                P               P
------------------------------------------------------------------------------------------------------------------------------
Foreign securities                  O                P                O                                 P
------------------------------------------------------------------------------------------------------------------------------
High yield securities               O                P                                                  O
------------------------------------------------------------------------------------------------------------------------------
Income                              P                P                P                P                P               P
------------------------------------------------------------------------------------------------------------------------------
Interest rate                       P                P                P                P                P               P
------------------------------------------------------------------------------------------------------------------------------
Leverage                            O                P                O                P                P               P
------------------------------------------------------------------------------------------------------------------------------
Long-term maturities                P                P
------------------------------------------------------------------------------------------------------------------------------
Manager                             P                P                P                P                P               P
------------------------------------------------------------------------------------------------------------------------------
Market                              O                O                O                O                O               O
------------------------------------------------------------------------------------------------------------------------------
Municipal market                    O                                                  P                                P
------------------------------------------------------------------------------------------------------------------------------
Prepayment                          P                P                P                P                P               P
------------------------------------------------------------------------------------------------------------------------------


                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Phoenix Investment Counsel, Inc. (PIC) is the Funds' investment adviser and is located at 56 Prospect Street, Hartford, CT 06115. PIC acts as the investment adviser for 15 fund companies totaling over 60 mutual funds and as adviser to institutional clients. PIC has acted as an investment adviser for over 70 years and has been the investment adviser to the Funds, prior to the date of this Prospectus. Subject to the direction of the Funds' Board of Trustees, PIC is responsible for managing the Funds' investment program, overseeing the Funds' sub-advisers and recommending their hiring, termination and replacement, and for the Funds' general operations. In the case of all of the Funds other than the Bond Fund, High Yield Bond Fund, Emerging Markets Fund and International Fund, PIC has appointed and oversees the activities of Harris Investment Management, Inc. (HIM) as the investment sub-adviser for each of the Funds. Prior to the date of this Prospectus, HIM was the Funds' investment adviser. In the case of the Bond Fund and the High Yield Bond Fund, PIC has appointed and oversees the activities of Seneca Capital Management LLC, as the investment sub-adviser. In the case of the Emerging Markets Fund and International Fund, PIC has appointed and oversees the activities of Vontobel Asset Management, Inc., as the investment sub-adviser. PIC is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. (PXP). PXP is a wholly-owned subsidiary of the Phoenix Companies, Inc., a publicly-traded company. As of December 31, 2005, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors.

ADVISORY FEES
--------------------------------------------------------------------------------

The following chart shows the investment advisory fees payable, before fee waivers, by each Fund during its last fiscal year to HIM, the investment adviser to the Funds prior to the date of this Prospectus.

MANAGEMENT FEES PAYABLE
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)

Balanced Fund..............................................................0.50%
Core Equity Fund...........................................................0.70
Emerging Markets Fund......................................................1.25
Equity Fund................................................................0.70
Index Fund.................................................................0.20
International Fund.........................................................1.05
Small-Cap Opportunity Fund.................................................0.75
Small-Cap Value Fund.......................................................0.70
Bond Fund..................................................................0.65
High Yield Bond Fund.......................................................0.45
Intermediate Government Bond Fund..........................................0.45
Intermediate Tax-Exempt Bond Fund..........................................0.45
Short/Intermediate Bond Fund...............................................0.70
Tax-Exempt Bond Fund.......................................................0.45

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

The following chart shows the investment advisory fees payable, before fee waivers, by each Fund to PIC, the current investment adviser to the Funds.

MANAGEMENT FEES PAYABLE
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)

Balanced Fund..............................................................0.50%
Core Equity Fund...........................................................0.70
Emerging Markets Fund......................................................1.00
Equity Fund................................................................0.70
Index Fund.................................................................0.20
International Fund.........................................................0.85
Small-Cap Opportunity Fund.................................................0.75
Small-Cap Value Fund.......................................................0.70
Bond Fund..................................................................0.50
High Yield Bond Fund.......................................................0.45
Intermediate Government Bond Fund..........................................0.45
Intermediate Tax-Exempt Bond Fund..........................................0.45
Short/Intermediate Bond Fund...............................................0.55
Tax-Exempt Bond Fund.......................................................0.45

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

The Subadvisory Agreement between PIC and HIM provides that PIC will delegate to HIM the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds. HIM will furnish at its own expense the office facilities and personnel necessary to perform such services. The following chart shows the investment subadvisory fees payable to HIM by PIC with respect to each Fund sub-advised by HIM.

SUBADVISORY FEES PAYABLE TO HIM FROM PIC
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)

Balanced Fund..............................................................0.28%
Core Equity Fund...........................................................0.38
Equity Fund................................................................0.38
Index Fund.................................................................0.13
Small-Cap Opportunity Fund................................................0.405
Small-Cap Value Fund.......................................................0.38
Intermediate Government Bond Fund.........................................0.255
Intermediate Tax-Exempt Bond Fund.........................................0.255
Short/Intermediate Bond Fund..............................................0.305
Tax-Exempt Bond Fund......................................................0.255

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.07% if each Fund's first $100 million of net assets plus 0.05% of the Fund's remaining net assets.

For each Fund, the subadvisory fee payable to HIM will be reduced by 50% of any reimbursements or waivers by PIC.

The Subadvisory Agreement between PIC and Vontobel provides that PIC will delegate to Vontobel the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds listed below. PIC pays Vontobel a subadvisory fee at the following annual rates (as a percentage of average net assets):

         Emerging Markets Fund:
            First $200 million                   0.50%
            Net assets over $200 million         0.45%
         International Fund                      0.425%

The Subadvisory Agreement between PIC and Seneca provides that PIC will delegate to Seneca the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds listed below. PIC pays Seneca a subadvisory fee at the following annual rates (as a percentage of average net assets):

         Bond Fund                               0.25%
         High Yield Bond Fund                    0.225%

In addition to those reflected in the table of Annual Operating Fund Expenses, PIC may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. Those arrangements are voluntary and may be terminated at any time.

A discussion regarding the basis for the Board of Trustees' approving the advisory agreement with PIC, and the sub-advisory agreements with HIM, Vontobel and Seneca is expected to be in the Funds' semi-annual report to shareholders for the period ending June 30, 2006.

INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

HARRIS INVESTMENT MANAGEMENT, INC.

HIM is a sub-adviser to all of the Funds, except Emerging Markets Fund, International Fund, Bond Fund and High Yield Bond Fund, and is located at 190 South LaSalle Street, 4th Floor, P. O. Box 755, Chicago, IL 60603. HIM has been an investment adviser since 1989. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM had approximately $21.7 billion in assets under management.

--------------------------------------------------------------------------------
VONTOBEL ASSET MANAGEMENT, INC.

Vontobel (formerly named Vontobel USA Inc.), located at 450 Park Avenue, New York, NY 10022, serves as sub-adviser to the Emerging Markets Fund and International Fund. Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. In addition to U.S. registered investment companies, Vontobel also acts as the adviser to five series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel. Vontobel has provided investment advisory services to mutual fund clients since 1990. As of December 31, 2005, Vontobel managed in excess of $4 billion. Vontobel, as sub-adviser, is responsible for day-to-day management of the Emerging Market Fund and International Fund. Vontobel manages each Fund's assets to conform with the investment policies as described in this prospectus.

--------------------------------------------------------------------------------
SENECA CAPITAL MANAGEMENT LLC

Seneca is the sub-adviser to the Bond Fund and High Yield Bond Fund and is located at 909 Montgomery Street, San Francisco, CA 94133. Seneca acts as sub-adviser to four fund companies totaling eight mutual funds and as investment adviser to institutions and individuals. As of December 31, 2005, Seneca had $10.7 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP), an investment adviser since 1989 and is a wholly-owned subsidiary of PXP. Seneca, as sub-adviser, is responsible for day-to-day management of the Bond Fund and High Yield Bond Fund portfolios. Seneca manages each Fund's assets to conform with the investment policies as described in this prospectus.

--------------------------------------------------------------------------------
Many persons on the staffs of the investment adviser and investment sub-advisers contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are jointly and primarily responsible for the Funds' day-to-day investment management.

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS OF THE PHOENIX INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

BALANCED FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER, HEAD OF EQUITIES AND PORTFOLIO MANAGER
(HIM)

Mr. Johnson joined HIM in 1990. He has served as manager of the Fund since it commenced operations in 1997 and has 36 years of experience in portfolio management. Mr. Johnson is also a manager of the Small-Cap Opportunity Fund.

LAURA ALTER, SENIOR PARTNER, HEAD OF FIXED INCOME AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 21 years of experience in the fixed-income investment area and has served as a manager of the Fund since 2005. Ms. Alter is also a manager of the Intermediate Government Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund and the Tax-exempt Bond Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has over 22 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Sido is also a manager of the Core Equity Fund, the Equity Fund, the Index Fund, and the Small-Cap Opportunity Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage- and asset-backed securities markets. She has 23 years of experience in the fixed-income market and was appointed as a manager of the Fund in May 2006. Ms. Svagera is also a manager of the Intermediate Government Bond Fund and the Short/Intermediate Bond Fund.

CORE EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes joined HIM in 1999. He has served as lead manager of the Fund since then and has 20 years of portfolio management, investment research and trust administration experience. Mr. Janes is also a manager of the Equity Fund and the Small-Cap Value Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido was appointed as a manager of the Fund in 2005. See information for the Balanced Fund.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 2006, Mr. Wimer over the past five years was Director of Quantitative Research at an investment management firm and also worked in investment model development, consulting, sales and marketing and risk analysis for a full service financial services firm. He has 11 years of total investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Wimer is also a manager of the Equity Fund and the Index Fund.

EMERGING MARKETS FUND

RAJIV JAIN, MANAGING DIRECTOR AND SENIOR VICE PRESIDENT (VONTOBEL)

Mr. Jain is a Senior Portfolio Manager in the International Equity Group and has 17 years of investment management experience. Mr. Jain joined Vontobel Asset Management, Inc. in 1994. Before joining Vontobel he held a portfolio management position at Swiss Bank Corporation. Mr. Jain was appointed as a manager of the Fund in May 2006.

EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as lead manager of the Fund since 2003. See information for the Balanced Fund.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Wimer was appointed as manager of the Fund in May 2006. See information for the Core Equity Fund.

INDEX FUND

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as lead manager of the Fund since 2004. See information for the Balanced Fund.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Wimer was appointed as manager of the Fund in May 2006. See information for the Core Equity Fund.

INTERNATIONAL FUND

RAJIV JAIN, MANAGING DIRECTOR AND SENIOR VICE PRESIDENT (VONTOBEL)

Mr. Jain was appointed as a manager of the Fund in May 2006. See information for Emerging Market Fund.

SMALL-CAP OPPORTUNITY FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER, HEAD OF EQUITIES AND PORTFOLIO MANAGER
(HIM)

Mr. Johnson has served as a manager of the Fund since 2005. See information for the Balanced Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as a manager of the Fund since 2005. See information for the Balanced Fund.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Prior to joining HIM in 2005, Mr. Lettenberger was lead portfolio manager at an asset management firm with responsibility for institutional and mutual fund accounts. He has 8 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Lettenberger is also a manager of the Small-Cap Value Fund.

JASON BULINSKI, PRINCIPAL AND PORTFOLIO MANAGER

Prior to joining HIM in 2003, Mr. Bulinski was a credit associate for a large banking institution and served as co-manager of an endowment fund for a university. He has 4 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Bulinski is also a manager of the Small-Cap Value Fund.

TODD SANDERS, CFA, PRINCIPAL, PORTFOLIO MANAGER

Prior to joining HIM in 2006, Mr. Sanders was a portfolio manager for an investment management firm. He has a total of 14 years of industry experience, including portfolio management and quantitative analysis, and was appointed as a manager of the Fund in May 2006. Mr. Sanders is also a manager of the Small-Cap Value Fund.

SMALL-CAP VALUE FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

WILLIAM O. LESZINSKE, PRESIDENT AND CHIEF INVESTMENT OFFICER (HIM)

Mr. Leszinske joined HIM in 1995. He has served as a manager of the Fund since 2005 and has 38 years of portfolio management and investment research experience.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Lettenberger was appointed as lead manager of the Fund in May 2006. See information for the Small-Cap Opportunity Fund.

JASON BULINSKI, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Bulinski was appointed as a manager of the Fund in May 2006. See information for Small-Cap Opportunity Fund.

TODD SANDERS, CFA, PRINCIPAL, PORTFOLIO MANAGER

Mr. Sanders was appointed as a manager of the Fund in May 2006. See information for the Small-Cap Opportunity Fund.

PORTFOLIO MANAGERS OF THE PHOENIX INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

BOND FUND

ALBERT GUTIERREZ, FIXED INCOME CHIEF INVESTMENT OFFICER, EXECUTIVE COMMITTEE, CHAIR (SENECA)

Prior to joining Seneca in 2002, Mr. Gutierrez headed the portfolio management, trading and investment systems at American General Investment Management, and served in a similar capacity for twelve years at Conseco Capital Management. Mr. Gutierrez was appointed as a manager of the Fund in May 2006. He is also a manager of the High Yield Bond Fund.

AL ALAIMO, FIXED INCOME PORTFOLIO MANAGER & DIRECTOR OF RESEARCH (SENECA)

Prior to joining Seneca in 2001, Mr. Alaimo was Managing Director of Banc of America Securities LLC. Mr. Alaimo was appointed as a manager of the Fund in May 2006. He is also a manager of the High Yield Bond Fund.

ROBERT L. BISHOP, FIXED INCOME PORTFOLIO MANAGER AND TRADER

Prior to joining Seneca in 2002, Mr. Bishop was in Corporate Bond Sales with Merrill Lynch. He has 26 years of investment experience and was appointed as a manager of the Fund in May 2006.

ANDREW S. CHOW, FIXED INCOME PORTFOLIO MANAGER AND ANALYST

Prior to joining Seneca in 2002, Mr. Chow was a portfolio manager for a sizeable and highly ranked convertible bond fund at ING Pilgrim. Mr. Chow was appointed as a manager of the Fund in May 2006.

HIGH YIELD BOND FUND

ALBERT GUTIERREZ, FIXED INCOME CIO, EXECUTIVE COMMITTEE, CHAIR (SENECA)

Mr. Gutierrez was appointed as a manager of the Fund in May 2006. See information for the Bond Fund.

THOMAS N. HAAG, FIXED INCOME PORTFOLIO MANAGER (SENECA)

Prior to joining Seneca in 2002, Mr. Haag managed a large high yield fund, managed a high yield trading operation and led a distressed securities group. Mr. Haag was appointed as a manager of the Fund in May 2006.

AL ALAIMO, FIXED INCOME PORTFOLIO MANAGER & DIRECTOR OF RESEARCH (SENECA)

Mr. Alaimo was appointed as a manager of the Fund in May 2006. See information for the Bond Fund.

INTERMEDIATE GOVERNMENT BOND FUND

LAURA ALTER, SENIOR PARTNER, HEAD OF FIXED INCOME AND PORTFOLIO MANAGER (HIM)

Ms. Alter has served as a manager of the Fund since 2005. See information for the Balanced Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as lead manager of the Fund since 1997. See information for the Balanced Fund.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons joined HIM in 1995. She was appointed a manager of the Fund in May 2006 and has 26 years of fixed income portfolio management and sales experience. Ms. Lyons is also a manager of the Short/Intermediate Bond Fund.

INTERMEDIATE TAX-EXEMPT BOND FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 14 years of investment management experience and has served as a manager of the Fund since 2005. Ms. Keywell is also a manager of the Tax-Exempt Bond Fund, the Government Money Market Fund, the Money Market Fund and the Tax-Exempt Money Market Fund.

GEORGE W. SELBY, PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 23 years of municipal bond sales experience and has served as lead manager of the Fund since 1998. Mr. Selby is also a manager of the Tax-Exempt Bond Fund.

LAURA ALTER, SENIOR PARTNER, HEAD OF FIXED INCOME AND PORTFOLIO MANAGER (HIM)

Ms. Alter was appointed as a manager of the Fund in May 2006. See information for the Balanced Fund.

SHORT/INTERMEDIATE BOND FUND

LAURA ALTER, SENIOR PARTNER, HEAD OF FIXED INCOME AND PORTFOLIO MANAGER (HIM)

Ms. Alter has served as co-lead manager of the Fund since 1994. See information for the Balanced Fund.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons has served as a manager of the Fund since 2005. See information for the Intermediate Government Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as co-lead manager of the Fund since 1996. See information for the Balanced Fund.

TAX-EXEMPT BOND FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell has served as a manager of the Fund since 2005. See information for the Intermediate Tax-Exempt Bond Fund.

GEORGE W. SELBY, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Selby has served as lead manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.

LAURA ALTER, SENIOR PARTNER, HEAD OF FIXED INCOME AND PORTFOLIO MANAGER (HIM)

Ms. Alter was appointed as a manager of the Fund in May 2006. See information for the Balanced Fund.

PORTFOLIO MANAGERS OF THE PHOENIX INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and has served as lead manager of the Fund since 2004. Mr. Arts is also a manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and has served as a manager of the Fund since 2004. Mr. Eager is also a manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed as a manager of the Fund in May 2006. See information for the Intermediate Tax-Exempt Bond Fund.

MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as lead manager of the Fund since 2004. See information for the Government Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager has served as a manager of the Fund since 2004. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed as a manager of the Fund in 2006. See information for the Intermediate Tax-Exempt Bond Fund.

TAX-EXEMPT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a manager of the Fund since 2004. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell has served as lead manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager was appointed as a manager of the Fund in May 2006. See information for the Government Money Market Fund.

The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
--------------------------------------------------------------------------------

Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV
--------------------------------------------------------------------------------

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

NON-MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The NAV is calculated as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time). The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value.

If market quotations are not readily available or where available prices are not reliable, the Funds determine a "fair value" for an investment according to policies and procedures approved by the Trust's Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation;
(iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the adviser/sub-adviser, reflect the security's market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; and (viii) securities where the market quotations are not readily available as a result of "significant" events. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of any portfolio security held by a Fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security's "fair value" on the valuation date (i.e., the amount that the Fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services;
(iv) an analysis of the issuer's financial statements; (v) trading volumes on markets, exchanges or among dealers; (vi) recent news about the security or issuer; (vii) changes in interest rates; (viii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (ix) whether two or more dealers with whom the sub-adviser regularly effects trades are willing to purchase or sell the security at comparable prices; (x) other news events or relevant matters;
(xi) government (domestic or foreign) actions or pronouncements; and (xii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Fund's fair valuation procedures, may not reflect such security's market value.

MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

OPENING A NEW ACCOUNT
--------------------------------------------------------------------------------

There are three convenient ways to invest in the Phoenix Insight Funds.

--------------------------------------------------------------------------------
BY MAIL

Complete and sign an application for A Shares or N Shares.

Make your check payable to the Phoenix Insight Funds.

If you are adding to your existing account, indicate your Fund account number directly on the check.

Mail your application and check to: Phoenix Insight Funds c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.
--------------------------------------------------------------------------------

BY BANK WIRE

Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

Please be sure to furnish your taxpayer identification number.

Then wire your investment to:

  PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
  For Credit To: Phoenix Insight Funds 8550932950
  Re: [Name of Fund] -- [indicate A Shares or N Shares]
  Account No.:
  Account Name:
  Taxpayer ID No.:

If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By mail."

The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.
--------------------------------------------------------------------------------

THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.
--------------------------------------------------------------------------------

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after proper receipt of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares.

Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf. This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by PIC at its own expense.

Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

A SHARES - SALES CHARGES
--------------------------------------------------------------------------------

A Shares of the Funds are generally sold with a sales charge of up to 5.50% (applied when your investment is made).

When you purchase A Shares of the Funds through an institution, the distributor reallows a portion of the sales charge to the institution, except as described below. No sales charge is assessed on the reinvestment of distributions.

Sales charges for A Shares of the Funds are as follows:

EQUITY FUNDS
--------------------------------------------------------------------------------


                                         Sales Charge as a % of   Dealer Allowance as
Amount of Purchase        Sales Charge    Net Amount Invested     % of Offering Price*
--------------------------------------------------------------------------------------
Less than $50,000             5.50%               5.82%                   5.00%
$50,000 to $99,999            4.50                4.71                    4.00
$100,000 to $249,999          3.50                3.63                    3.25
$250,000 to $499,999          2.50                2.56                    2.25
$500,000 to $999,999          2.00                2.04                    1.75
$1,000,000 and over           0.00                0.00                    1.00++
--------------------------------------------------------------------------------------


HIGH YIELD BOND FUND, TAX-EXEMPT BOND FUND AND BOND FUND
--------------------------------------------------------------------------------


                                         Sales Charge as a % of   Dealer Allowance as
Amount of Purchase        Sales Charge    Net Amount Invested     % of Offering Price*
--------------------------------------------------------------------------------------
Less than $50,000             4.50%               4.71%                   4.25%
$50,000 to $99,999            4.25                4.43                    4.00
$100,000 to $249,999          3.50                3.63                    3.25
$250,000 to $499,999          2.50                2.56                    2.25
$500,000 to $999,999          2.00                2.04                    1.75
$1,000,000 and over           0.00                0.00                    1.00++
--------------------------------------------------------------------------------------


INTERMEDIATE TAX-EXEMPT BOND FUND, SHORT/INTERMEDIATE BOND FUND AND INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------


                                         Sales Charge as a % of   Dealer Allowance as
Amount of Purchase        Sales Charge    Net Amount Invested     % of Offering Price*
--------------------------------------------------------------------------------------
Less than $50,000             3.50%               3.63%                   3.25%
$50,000 to $99,999            3.25                3.36                    3.00
$100,000 to $249,999          2.50                2.56                    2.25
$250,000 to $499,999          2.00                2.04                    1.75
$500,000 to $999,999          1.50                1.52                    1.25
$1,000,000 and over           0.00                0.00                    1.00++
--------------------------------------------------------------------------------------


++ The dealer allowance for these purchases is 1.00% on purchases of $1 million to $2 million, 0.80% on the next $1 million, 0.50% on the next $47 million, and 0.25% on purchases in excess of $50 million.

* Dealers receive the following allowances for aggregate purchases in any twelve-month period by a qualified employee benefit plan, including employer-sponsored 401(k), 403(b), or other qualified retirement plans, provided that the plan sponsor demonstrates at the time of the initial purchase of shares that there are at least 75 eligible employees or that the plan has assets of at least $500,000: 1.00% on purchases up to $2 million, 0.80% on the next $1 million, 0.50% on the next $47 million, and 0.25% on purchases in excess of $50 million. The twelve-month period commences on the plan's initial purchase date and is reset on each anniversary thereof.

A sales charge is not assessed on purchases of $1 million or more, or on purchases by:

o Any bank, trust company, or other institution acting on behalf of a fiduciary customer account or any other trust account (including plans under Section 401 of the Internal Revenue Code)

o Registered representatives and employees of broker-dealers having selling-group agreements with the distributor for the Funds relating to the Funds, and any trust, pension, profit-sharing, or other benefit plan sponsored by such a broker-dealer for its representatives and employees

o Any individual with an investment account or advisory relationship with HIM

A SHARES - REDUCED SALES CHARGES
--------------------------------------------------------------------------------

You may be eligible to buy A Shares with a reduced sales charge in three ways, but these purchases may be subject to a contingent deferred sales charge, described below -

o RIGHT OF ACCUMULATION Allows you to include your existing investments in A Shares of the Funds, based on current market value of the investments, as part of your current investment for purposes of calculating sales charges.

o LETTER OF INTENT Allows you to count all investments in A Shares of the Funds, based on the cost of the investments, over the next thirteen months as if you were making them all at once for purposes of calculating sales charges.

o FAMILY PURCHASES Allows purchases by family members over a thirteen-month period, based on the cost of the purchases, to be combined as if they were made at the same time for purposes of calculating sales charges. ("Family" includes any of the following persons - parents, grandparents, spouse, and children.)

To qualify for a reduced sales charge, you must notify and provide sufficient information to the Funds at the time of purchase. You should include documentation of all accounts holding investments in the Funds that you are using to qualify for the reduced sales charge. You should be prepared to provide your account statements or documentation from your financial institution or your request may be rejected. Account holdings cannot be used to qualify for a reduced sales charge under more than one option above.

If you invest through a financial institution, you should notify the institution which, in turn, must notify the Funds. Programs that allow for reduced sales charges may be changed or eliminated at any time.

A SHARES - CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------

A Shares of a Fund that are redeemed within two years after purchase will be subject to a contingent deferred sales charge (CDSC) when no initial sales charge was assessed on their purchases because they were purchased:

o     in a transaction involving at least $1,000,000, or

o pursuant to the right of accumulation, a letter of intent, or a family purchase.

The amount of the CDSC and the period for which it applies are as follows:

                                        CDSC AS A % OF DOLLAR AMOUNT
          PERIOD SHARES HELD                 SUBJECT TO CHARGE

          Less than one year                        1.00%
           One to two years                         0.50

The CDSC, which will be used to recover commissions paid to institutions, will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and the net asset value of the shares at the time of redemption.

No CDSC will be imposed on

o     increases in net asset value above the initial purchase price

o redemptions of shares acquired through the reinvestment of dividends and distributions

o involuntary redemptions by a Fund of shareholder accounts with low account balances.

Redemptions of shares will be effected in the manner that results in the imposition of the lowest CDSC. Redemptions will be made -

o First, from A Shares acquired through the reinvestment of dividends and distributions

o     Second, from A Shares held for more than two years

o     Third, from A Shares held between one and two years

o     Fourth, from A Shares held for less than one year.

The imposition of a CDSC on shares purchased through an exchange from A Shares of another Fund is based upon the original purchase date and price of the other Fund's shares.

The CDSC will be waived by the Funds for redemptions -

o     pursuant to a systematic withdrawal plan

o that are shown to have resulted from the death or disability of the accountholder

o     by qualified retirement plans upon plan termination or dissolution

o from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70 1/2.

AUTOMATIC INVESTMENT PLAN: A CONVENIENT OPTION
--------------------------------------------------------------------------------

Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Phoenix Insight Funds' Automatic Investment Plan by so indicating on the Phoenix Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)

ADDITIONAL COMPENSATION TO YOUR FINANCIAL INSTITUTION
--------------------------------------------------------------------------------

The Funds' Distributor, from time to time, may, at its own expense and from its own resources, provide additional cash payments to financial institutions that sell shares of the Funds. These financial institutions provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives of financial institutions, inclusion of the Funds on a sales list, or other sales program. Financial institutions include financial advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of HIM and PIC. These cash payments are in addition to any applicable sales charges, Rule 12b-1 fees and shareholder servicing fees disclosed elsewhere in this prospectus.

CHOOSE YOUR INVESTMENT AMOUNT
--------------------------------------------------------------------------------

The Phoenix Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                                                                MINIMUM PER FUND

To open a regular account................................................$1,000
To open a retirement account...............................................$250
To open an account using the Automatic Investment Plan......................$50
To add to an existing account...............................................$50

MORE ABOUT BUYING SHARES
--------------------------------------------------------------------------------

MULTIPLE OWNERS

If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

--------------------------------------------------------------------------------
The Funds are open for business each day the NYSE is open for regular session trading. The NYSE is scheduled to be closed on:
--------------------------------------------------------------------------------
New Year's Day                      Good Friday              Labor Day
Martin Luther King, Jr. Day         Memorial Day             Thanksgiving Day
Presidents' Day                     Independence Day         Christmas Day
--------------------------------------------------------------------------------
You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY
--------------------------------------------------------------------------------

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------
BY MAIL AND CHECK

You may sell shares by writing the Funds at: Phoenix Insight Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

A check for your proceeds will be mailed to you.
--------------------------------------------------------------------------------

BY TELEPHONE AND CHECK

If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

A check for your proceeds will be mailed to you.
--------------------------------------------------------------------------------

BY TELEPHONE AND BANK WIRE

If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.
--------------------------------------------------------------------------------

THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

Except for the Money Market Funds, each Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

REDEMPTION FEE
--------------------------------------------------------------------------------

Each of the Equity Funds and the Fixed Income Funds is intended for long-term investors. Investors who engage in frequent exchanges or purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Equity Funds and the Fixed Income Funds will assess a redemption fee in the amount of 2.00% on redemptions or exchanges of A Shares and N Shares that have been held for 30 days or less from the time of purchase. In calculating the redemption fee, the Funds currently use the "first in, first-out" method, but reserve the right, after notice to shareholders, to change that methodology. Redemption fees are not sales loads or contingent deferred sales loads.

The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. Upon satisfactory documentation confirming eligibility for a waiver, the redemption fee will be waived for any redemption due to: (a) the death or disability of the account holder after the date of purchase; (b) compliance with a court order; (c) termination or dissolution of a qualified retirement plan; (d) hardship withdrawal under applicable laws and regulations; or (e) other reasons as approved by Fund management in accordance with procedures approved by the Board of Trustees.

The redemption fee also will not be assessed against Fund shares held through certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts; and certain intermediaries that do not have, or report to the Funds, sufficient information to impose a redemption fee on their customers' accounts.

If you believe you qualify for a waiver from the redemption fee, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds' method. You should contact their financial institution or professional or refer to their plan documents for more information on how the redemption fee is applied to your Fund shares.

Certain intermediaries may impose restrictions on the activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time

(typically 30 to 90 days) by investors who have recently redeemed Fund shares, reporting information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to enforce such restrictions with respect to accounts traded through particular intermediaries can be limited depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary.

MORE ABOUT REDEMPTIONS
--------------------------------------------------------------------------------

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent or your financial institution. Your order will be processed and a check for the proceeds, less any redemption fee or CDSC that may be applicable, will be mailed to you promptly.

Payment by wire will be sent as follows:

o For all Funds other than the Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be generally sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a Fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is generally $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS)

You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Phoenix Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Phoenix Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

o     you must have elected to reinvest your Fund dividends,

o your Fund account from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal, and

o if you are redeeming A Shares, your shares must not be subject to the Contingent Deferred Sales Load that applies to certain purchases of A Shares.

Plan redemptions can be processed on a date you choose of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

SIGNATURE GUARANTEES

The Funds require Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is:

o     Payable to anyone other than the shareholder(s) of record;

o     To be mailed to an address other than the address of record; or

o     To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Signature Guarantee from a notary public.

CHECKWRITING (FOR N SHARES OF THE MONEY MARKET FUNDS ONLY)

Checkwriting is available for N Shares of the Phoenix Insight Money Market Funds. If you are an investor in one of these Funds and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new N Shares account and wish to establish the checkwriting option, you must complete the N Shares account application and signature card. If you already have an account with one of the N Shares Money Market Funds, you may contact the Phoenix Insight Funds at 800.982.8782 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Fund and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
--------------------------------------------------------------------------------

EXCHANGING SHARES

You may exchange, in each case without a sales charge -

o your A Shares of a Fund for A Shares of any other Phoenix Insight Fund or for N Shares of any Phoenix Insight Money Market Fund, and

o     your N Shares of a Fund for N Shares of any other Phoenix Insight Fund,

provided that:

o     Your account registration for both Funds is the same,

o     The shares you wish to buy are registered for sale in your home state, and

o You have made no more than five exchanges out of the Fund during a calendar year. This limitation does not apply to exchanges out of each of the Money Market Funds.

If you purchased N Shares of a Phoenix Insight Money Market Fund by an exchange of A Shares of another Fund, those N Shares (but not other N Shares, as described below) may be exchanged for and invested in A Shares of any Phoenix Insight Fund without a sales charge. A sales charge will apply to exchanges of N Shares from a Phoenix Insight Money Market Fund to A Shares of another Phoenix Insight Fund if those N Shares (a) were not purchased through a previous exchange from A Shares of a Fund or (b) are attributable to dividends and interest earned on Phoenix Insight Money Market Funds N Shares.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than five exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be counted together for purposes of the five-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. (See your plan materials for further information.) Certain accounts, commonly known as omnibus accounts, typically hold shares of multiple investors whose identities are unknown to the Funds. To the extent that the Funds must rely on the cooperation of the omnibus account holders, the Funds may not be able to enforce the five-exchange limit.

Each Fund reserves the right to refuse an exchange by any person or group if, in PEPCO's or PIC's judgment, the Fund to be purchased would be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

Because an exchange of shares is considered to be a redemption and a purchase of shares, the procedures that apply to redeeming shares also apply to exchanging shares. Exchanging shares held for less than 30 days will be subject to the 2.00% redemption fee.

MARKET TIMING

"Market timing" or "excessive trading" refers to a pattern of frequent purchases and sales of Fund shares in an attempt to profit from short-term market movements. Market timing can create risk for long-term shareholders because it may result in dilution of the value of Fund shares, disrupt portfolio management and increase Fund expenses. These risks are greater when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE. Market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value.

The Funds discourage, and will take reasonable steps to prevent or minimize, to the extent practicable, frequent purchases and redemptions of shares of each of the Equity Funds and the Fixed Income Funds. The Funds do not accommodate frequent purchases and sales of those Funds' shares (except as described below). However, there can be no assurance that these steps will prevent market timing or other trading that may be deemed abusive.

The Funds' Board of Trustees has adopted policies and procedures to discourage market timing, including the imposition of a 2.00% redemption fee (described in the section titled Redemption Fee) and limiting the number of exchanges a shareholder may make out of a Fund (other than a Money Market Fund) to five exchanges per calendar year. For more information on exchanges, see the section titled Exchanging Shares. The Funds may temporarily or permanently terminate the exchange privilege of any investor who exceeds such limit. The Funds have the right to reject, delay, limit or impose other conditions on purchases and to close or otherwise to limit investor's activity in the Funds.

The Funds will take reasonable steps to attempt to identify market timers. In identifying market timers, the Funds may also consider activity of accounts that it reasonably believes to be under common ownership or control. The Funds reserve the right to prohibit any purchase order (including by exchange) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the Funds, or exchanges between or among the Funds, that indicate trading that is inconsistent with the long-term investment purpose of the Fund or would otherwise adversely effect one or more Funds.

To the extent that the Funds are unable to identify market timers effectively, long-term shareholders may be adversely affected. Although the Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors, and such accounts typically provide the Funds with a net purchase or redemption order on any given day. Purchases and redemptions of Fund shares by many shareholders within an omnibus account are netted against one another, so that identities of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers and there can be no assurance that the Funds will be able to do so.

Certain Funds are intended for short-term investment, are not monitored for market timers and do not prohibit such short-term trading activity. Those Funds are the Money Market Fund, the Government Money Market Fund, and the Tax-Exempt Money Market Fund.

In addition to rejecting purchase orders (including by exchange) in connection with suspected market timing activities, the Funds may reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not believe to be in the best interests of a Fund and/or its shareholder or if it determines the trading to be abusive. Your financial institution may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

DIRECTED DIVIDEND PLAN (DDP)

You may direct your dividends and/or distributions from one Phoenix Insight Fund to be invested automatically in another Phoenix Insight Fund without any fee or sales charge, provided that both Funds have identical ownership registration and are in the same share class. (Holders of A Shares of a Fund may also direct dividends from that Fund to N Shares of the Money Market Funds and the Index Fund without any fee or sales charge.) To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o     An annual account statement

o     A quarterly consolidated statement

o     A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for each Fund as of the end of each month is available 10 days after month-end on the Funds' website at PhoenixFunds.com. The information will remain on the Funds' website until at least 60 days after the end of the quarter in which the list of portfolio securities holdings became available. Additional information about the Funds' Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:

--------------------------------------------------------------------------------
  FUND                                                        DECLARED AND PAID
--------------------------------------------------------------------------------
  Balanced Fund                                               Quarterly
  Core Equity Fund                                            Annually
  Emerging Markets Fund                                       Annually
  Equity Fund                                                 Quarterly
  Index Fund                                                  Quarterly
  International Fund                                          Annually
  Small-Cap Opportunity Fund                                  Annually
  Small-Cap Value Fund                                        Annually
  Bond Fund                                                   Daily/Monthly
  High Yield Bond Fund                                        Daily/Monthly
  Intermediate Government Bond Fund                           Daily/Monthly
  Intermediate Tax-Exempt Bond Fund                           Daily/Monthly
  Short/Intermediate Bond Fund                                Daily/Monthly
  Tax-Exempt Bond Fund                                        Daily/Monthly
  Government Money Market Fund                                Daily/Monthly
  Money Market Fund                                           Daily/Monthly
  Tax-Exempt Money Market Fund                                Daily/Monthly
--------------------------------------------------------------------------------

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net SHORT-TERM capital gains (except "exempt-interest dividends") are taxable to you as ordinary income, except that "qualified dividend income" (as defined in the Internal Revenue Code) of a non-corporate taxpayer is taxable at the same rate as long-term capital gains.

o Distributions of net LONG-TERM capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

A SHARES SERVICE PLANS
--------------------------------------------------------------------------------

Under a service plan adopted under Rule 12b-1, each of the Funds bears the costs and expenses connected with advertising and marketing A Shares and may pay the fees of financial institutions, securities dealers and other industry professionals (which may include affiliates of PIC or a sub-adviser) for shareholder support services at a rate of up to 0.25% of the average daily net asset value of each Fund's A Shares. Because these expenses are paid out of the Fund's assets on an on-going basis, over time these expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

N SHARES SERVICE PLANS
--------------------------------------------------------------------------------

Each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's N Shares, to financial institutions, securities dealers and other industry professionals (which may include affiliates of PIC or a sub-adviser) for shareholder support services that they provide. Each Money Market Fund may also pay for expenses incurred for advertising and marketing N Shares of the Fund at a rate of up to 0.10% of average daily net asset value of the Fund pursuant to a plan adopted by the Fund under Rule 12b-1. Because these expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

MULTIPLE CLASSES
--------------------------------------------------------------------------------

Each of the Small-Cap Growth Fund and Ultra Short Duration Bond Fund offers one class of shares: Institutional Shares. Each of the Index Fund, Government Money Market Fund and Tax-Exempt Money Market Fund offers two classes of shares: N Shares and Institutional Shares. Each of the Balanced Fund, Core Equity Fund, Emerging Markets Fund, Equity Fund, International Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Bond Fund, High Yield Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund, and Tax-Exempt Bond Fund offers three classes of shares: A Shares, N Shares and Institutional Shares. The Money Market Fund offers three classes of shares: N Shares, Exchange Shares and Institutional Shares. Institutional Shares and Exchange Shares are each offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                                  TERMS TO KNOW
--------------------------------------------------------------------------------

ALTERNATIVE MINIMUM TAX (AMT)

A federal tax system designed to ensure that individuals, trusts, estates and companies pay at least some federal income tax.

ASSET-BACKED SECURITIES

Securities collateralized by credit card loans or other accounts receivable.

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

CONVERTIBLE SECURITIES

Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

o     When equity markets go up, they tend to rise in price

o When interest rates rise, they tend to decline relatively less in price than long-term bonds

CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or by a fund adviser's independent analysis. The lower the rating, the greater the chance - in the rating agency's or adviser's opinion - that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment grade.

DEPOSITARY RECEIPTS

Securities that typically are issued by a financial institution or depository, and represent interests in underlying securities that have been deposited with the depository by a U.S. or foreign issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY OR DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY

An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

DURATION

The number of years required to receive the present value of future payments, both of interest and principal, of a bond; often used as an indicator of a bond's price volatility resulting from changes in interest rates. The greater the duration of a security, the greater its percentage price volatility.

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

HIGH-YIELD BONDS

High-yield bonds, or "junk bonds", are bonds issued by companies or other entities whose ability to pay interest and principal on their debts in a timely manner is considered questionable. Such bonds are rated "below investment grade" by independent rating agencies. Because they are riskier than investment grade bonds, high-yield bonds typically must pay more interest to attract investors. Some high-yield bonds are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Some high-yield bonds were once rated as investment-grade but have been downgraded to junk-bond status because of financial difficulties experienced by their issuers. Conversely, an issuer's improving financial condition may result in an upgrading of its junk bonds to investment-grade status.

LEHMAN BROTHERS AGGREGATE BOND INDEX

An index measuring the total return of approximately 6,500 U.S. bonds.

MARKET CAPITALIZATION

The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

MORTGAGE-BACKED SECURITIES

Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES

Bonds issued by state and local governments to finance operations or projects. These securities make interest payments that are generally exempt from federal income tax.

REPURCHASE AGREEMENTS

Contracts in which a bank or broker/dealer sells securities, with a promise to buy back the securities on a specified date (generally the next business day) at a specified price.

S&P 500 STOCK INDEX FUTURES CONTRACTS

Agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of the S&P 500 on a specified future date. Purchasers of index futures contracts may participate in the performance of the securities included in the index without committing the full amount of capital required to purchase all of the individual securities.

STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))

An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.

ZERO-COUPON SECURITIES

Securities that do not pay a stated interest rate but are sold at a deep discount to their value at maturity. The difference between a security's discounted price and its full value at maturity represents the payment of interest.

                                  60-61 Spread

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single A Share or N Share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in A Shares or N Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.

These financial highlights should be read with the financial statements.


                               NET                         NET
                              ASSET                   REALIZED AND    DISTRIBUTIONS   DISTRIBUTIONS    REDEMPTION
                              VALUE         NET        UNREALIZED       FROM NET        FROM NET      FEES ADDED TO
                            BEGINNING   INVESTMENT     GAIN/(LOSS)     INVESTMENT       REALIZED         PAID-IN
                            OF PERIOD     INCOME     ON INVESTMENTS      INCOME           GAINS          CAPITAL
---------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
N SHARES
12/31/05                     $  14.99    $  0.296       $  0.783        $ (0.266)       $ (1.083)        $     --
12/31/04                        13.50       0.253          1.489          (0.238)         (0.014)              --
12/31/03                        11.54       0.223          1.955          (0.218)             --               --
12/31/02                        13.00       0.277         (1.459)         (0.278)             --               --
12/31/01                        13.27       0.331         (0.226)         (0.333)         (0.042)              --

---------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  14.97    $  0.269       $  0.793        $ (0.259)       $ (1.083)        $     --
12/31/04                        13.49       0.242          1.496          (0.244)         (0.014)              --
12/31/03                        11.53       0.230          1.950          (0.220)             --               --
12/31/02                        13.00       0.278         (1.469)         (0.279)             --               --
12/31/01                        13.26       0.333         (0.216)         (0.335)         (0.042)              --
---------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------
N SHARES
12/31/05                     $  21.65    $  0.088       $  1.795        $ (0.092)       $ (2.551)        $     --
12/31/04                        20.22       0.065          2.537          (0.088)         (1.084)              --
12/31/03                        15.56       0.040          4.657          (0.037)             --               --
12/31/02                        20.73       0.004         (4.891)         (0.005)         (0.278)              --
12/31/01                        24.62      (0.024)        (3.011)             --          (0.855)              --

---------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  21.66    $  0.070       $  1.803        $ (0.072)       $ (2.551)        $     --
12/31/04                        20.24       0.078          2.521          (0.095)         (1.084)              --
12/31/03                        15.57       0.035          4.671          (0.036)             --               --
12/31/02                        20.73       0.009         (4.883)         (0.008)         (0.278)              --
12/31/01                        24.61      (0.025)        (3.000)             --          (0.855)              --
---------------------------------------------------------------------------------------------------------------------
---------------------
EMERGING MARKETS FUND
---------------------
N SHARES
12/31/05                     $  10.90    $  0.104       $  3.133        $ (0.093)       $ (1.764)        $     --
12/31/04                         9.94       0.050          1.851          (0.082)         (0.860)           0.001(6)
12/31/03                         6.61       0.047          3.300          (0.020)             --            0.003(6)
12/31/02                         6.75       0.009         (0.154)             --              --            0.005(6)
12/31/01                         6.80       0.012         (0.055)         (0.007)             --               --

---------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  10.88    $  0.103       $  3.137        $ (0.086)       $ (1.764)        $     --
12/31/04                         9.94       0.030          1.864          (0.096)         (0.860)           0.002(6)
12/31/03                         6.60       0.040          3.315          (0.017)             --            0.002(6)
12/31/02                         6.75       0.002         (0.154)             --              --            0.002(6)
12/31/01                         6.82       0.024         (0.075)         (0.019)             --               --
---------------------------------------------------------------------------------------------------------------------

                                                                                         RATIO OF        RATIO OF
                               NET                        NET                            EXPENSES           NET
                              ASSET                      ASSETS          RATIO OF       TO AVERAGE      INVESTMENT
                              VALUE                      END OF         EXPENSES TO     NET ASSETS        INCOME      PORTFOLIO
                              END OF       TOTAL         PERIOD         AVERAGE NET     (EXCLUDING      TO AVERAGE    TURNOVER
                              PERIOD      RETURN         (000)            ASSETS         WAIVERS)       NET ASSETS      RATE
-------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
N SHARES
12/31/05                     $  14.72        7.18%      $  7,783            0.97%           1.03%            1.81%       61.49%
12/31/04                        14.99       13.04          3,185            1.13            1.20             1.69        65.60
12/31/03                        13.50       19.04          2,279            1.13            1.29             1.80        76.53
12/31/02                        11.54       (9.18)         1,897            1.13            1.37             2.25        69.89
12/31/01                        13.00        0.88          2,253            1.13            1.35             2.52        65.21

-------------------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  14.69        7.14%(4)   $  2,953            1.04%           1.09%            1.74%       61.49%
12/31/04                        14.97       13.02(4)       1,641            1.13            1.20             1.69        65.60
12/31/03                        13.49       19.07(4)         442            1.13            1.29             1.80        76.53
12/31/02                        11.53       (9.26)(4)        260            1.13            1.37             2.25        69.89
12/31/01                        13.00        0.97(4)         294            1.13            1.16             2.52        65.21
-------------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------
N SHARES
12/31/05                     $  20.89        8.75%      $  6,758            1.10%           1.15%            0.37%       79.92%
12/31/04                        21.65       13.04          4,299            1.25            1.27             0.38        83.50
12/31/03                        20.22       30.20          4,518            1.35            1.48             0.22        76.15
12/31/02                        15.56      (23.73)         3,621            1.35            1.49             0.02        67.66
12/31/01                        20.73      (12.56)         5,611            1.35            1.46            (0.11)       41.63

-------------------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  20.91        8.70%(4)   $  1,009            1.18%           1.22%            0.29%       79.92%
12/31/04                        21.66       13.01(4)         809            1.25            1.27             0.42        83.50
12/31/03                        20.24       30.23(4)         531            1.35            1.48             0.22        76.15
12/31/02                        15.57      (23.67)(4)        552            1.35            1.49             0.02        67.66
12/31/01                        20.73      (12.53)(4)        649            1.35            1.46            (0.11)       41.63
-------------------------------------------------------------------------------------------------------------------------------
---------------------
EMERGING MARKETS FUND
---------------------
N SHARES
12/31/05                     $  12.28       30.99%      $  4,887            1.62%           1.79%            0.98%       42.91%
12/31/04                        10.90       19.71          2,757            1.83            1.85             0.71        49.13
12/31/03                         9.94       50.70          1,331            1.83            1.86             0.58        19.99
12/31/02                         6.61       (2.36)           311            1.91            1.96             0.12        34.20
12/31/01                         6.75       (0.33)           352            1.99            2.14             0.75        26.93

-------------------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  12.27       31.08%(4)   $  1,205            1.70%           1.85%            0.91%       42.91%
12/31/04                        10.88       19.67(4)         916            1.83            1.85             0.49        49.13
12/31/03                         9.94       50.87(4)         364            1.83            1.86             0.62        19.99
12/31/02                         6.60       (2.22)(4)        118            1.91            1.96             0.03        34.20
12/31/01                         6.75       (0.74)(4)          6            1.99            2.08             0.68        26.93
-------------------------------------------------------------------------------------------------------------------------------


                                  62-63 Spread


                               NET                         NET
                              ASSET                   REALIZED AND    DISTRIBUTIONS   DISTRIBUTIONS    REDEMPTION
                              VALUE         NET        UNREALIZED       FROM NET        FROM NET      FEES ADDED TO
                            BEGINNING   INVESTMENT     GAIN/(LOSS)     INVESTMENT       REALIZED         PAID-IN
                            OF PERIOD     INCOME     ON INVESTMENTS      INCOME           GAINS          CAPITAL
---------------------------------------------------------------------------------------------------------------------
-----------
EQUITY FUND
----------
N SHARES
12/31/05                     $  13.53    $  0.119       $  1.548        $ (0.147)       $ (1.070)        $     --
12/31/04                        11.55       0.100          1.961          (0.081)             --               --
12/31/03                         9.02       0.038          2.510          (0.018)             --               --
12/31/02                        11.44       0.035         (2.446)         (0.009)             --               --
12/31/01                        12.55       0.010         (0.416)         (0.010)         (0.694)              --

---------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  13.53    $  0.130       $  1.520        $ (0.140)       $ (1.070)        $     --
12/31/04                        11.56       0.041          2.015          (0.086)             --               --
12/31/03                         9.02       0.034          2.523          (0.017)             --               --
12/31/02                        11.45       0.021         (2.440)         (0.011)             --               --
12/31/01                        12.55       0.011         (0.406)         (0.011)         (0.694)              --
---------------------------------------------------------------------------------------------------------------------
----------
INDEX FUND
----------
N SHARES
12/31/05                     $  22.08    $  0.300       $  0.851        $ (0.331)       $ (3.224)        $  0.004(6)
12/31/04                        21.54       0.299          1.851          (0.301)         (1.309)              --
12/31/03                        18.05       0.224          4.728          (0.226)         (1.236)              --
12/31/02                        23.90       0.194         (5.503)         (0.191)         (0.350)              --
12/31/01                        28.39       0.177         (3.752)         (0.178)         (0.737)              --
------------------
INTERNATIONAL FUND
------------------
N SHARES
12/31/05                     $  15.71    $  0.213       $  1.892        $ (0.165)       $     --         $     --
12/31/04                        13.64       0.126          2.054          (0.110)             --               --
12/31/03                         9.82       0.121          3.815          (0.131)             --            0.015(6)
12/31/02                        11.55       0.039         (1.789)         (0.031)             --            0.051(6)
12/31/01                        14.36       0.026         (2.815)         (0.021)             --               --

---------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  15.18    $  0.108       $  1.917        $ (0.175)       $     --         $     --
12/31/04                        13.19       0.089          2.015          (0.114)             --               --
12/31/03                         9.35       0.030          3.928          (0.132)             --            0.014(6)
12/31/02                        11.57       0.079         (2.311)             --              --            0.012(6)
12/31/01                        14.38       0.016         (2.815)         (0.011)             --               --
---------------------------------------------------------------------------------------------------------------------
--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
N SHARES
12/31/05                     $  24.05    $ (0.011)      $  1.101        $     --        $ (4.294)        $  0.004(6)
12/31/04                        22.28       0.027          5.032          (0.011)         (3.322)           0.044(6)
12/31/03                        14.85      (0.060)         7.727              --          (0.238)           0.001(6)
12/31/02                        17.44      (0.119)        (2.473)             --              --            0.002(6)
12/31/01                        19.62      (0.161)        (1.750)             --          (0.269)              --

---------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  24.03    $ (0.089)      $  1.159        $     --        $ (4.294)        $  0.004(6)
12/31/04                        22.27       0.042          5.003          (0.025)         (3.322)           0.062(6)
12/31/03                        14.85      (0.057)         7.714              --          (0.238)           0.001(6)
12/31/02                        17.43      (0.118)        (2.463)             --              --            0.001(6)
12/31/01                        19.62      (0.154)        (1.767)             --          (0.269)              --
---------------------------------------------------------------------------------------------------------------------

                                                                                         RATIO OF        RATIO OF
                               NET                        NET                            EXPENSES           NET
                              ASSET                      ASSETS          RATIO OF       TO AVERAGE      INVESTMENT
                              VALUE                      END OF         EXPENSES TO     NET ASSETS        INCOME      PORTFOLIO
                              END OF       TOTAL         PERIOD         AVERAGE NET     (EXCLUDING      TO AVERAGE    TURNOVER
                              PERIOD      RETURN         (000)            ASSETS         WAIVERS)       NET ASSETS      RATE
-------------------------------------------------------------------------------------------------------------------------------
-----------
EQUITY FUND
-----------
N SHARES
12/31/05                     $  13.98       12.31%      $ 16,610            1.05%           1.10%            1.02%       62.67%
12/31/04                        13.53       17.91         12,799            1.19            1.19             0.66        72.72
12/31/03                        11.55       28.29         13,842            1.19            1.21             0.38        81.21
12/31/02                         9.02      (21.10)        11,082            1.20            1.22             0.28        61.83
12/31/01                        11.44       (3.36)        16,193            1.19            1.20             0.26        77.79

-------------------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  13.97       12.18%(4)   $  2,416            1.12%           1.16%            1.00%       62.67%
12/31/04                        13.53       17.85(4)       1,127            1.19            1.19             0.71        72.72
12/31/03                        11.56       28.39(4)         339            1.19            1.21             0.38        81.21
12/31/02                         9.02      (21.15)(4)        199            1.20            1.22             0.28        61.83
12/31/01                        11.45       (3.27)(4)        161            1.19            1.20             0.26        77.79
-------------------------------------------------------------------------------------------------------------------------------
----------
INDEX FUND
----------
N SHARES
12/31/05                     $  19.68        5.15%      $ 14,963            0.57%           0.64%            1.34%        6.34%
12/31/04                        22.08       10.21         17,457            0.68            0.68             1.34         2.67
12/31/03                        21.54       27.82         19,986            0.68            0.72             1.12         1.72
12/31/02                        18.05      (22.43)        17,339            0.70            0.78             0.93         6.42
12/31/01                        23.90      (12.57)        24,449            0.70            0.75             0.68         4.26
------------------
INTERNATIONAL FUND
------------------
N SHARES
12/31/05                     $  17.65       13.40%      $  2,900            1.37%           1.53%            1.11%       44.03%
12/31/04                        15.71       16.10          2,040            1.58            1.60             0.76        27.84
12/31/03                        13.64       40.19          1,595            1.61            1.64             1.11        35.15
12/31/02                         9.82      (14.79)         1,202            1.60            1.63             0.36        22.38
12/31/01                        11.55      (19.46)         5,336            1.61            1.62             0.50        38.32

-------------------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  17.03       13.34%(4)   $    349            1.44%           1.59%            0.93%       44.03%
12/31/04                        15.18       16.17(4)         101            1.58            1.60             0.71        27.84
12/31/03                        13.19       42.33(4)          57            1.57            1.60             0.27        35.15
12/31/02                         9.35      (19.19)(4)          6            1.65            1.68             0.71        22.38
12/31/01                        11.57      (19.47)(4)          3            1.61            1.62             0.18        38.32
-------------------------------------------------------------------------------------------------------------------------------
--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
N SHARES
12/31/05                     $  20.85        4.31%      $108,134            1.15%           1.18%           (0.05)%      76.08%
12/31/04                        24.05       23.85(7)      98,267            1.25            1.25             0.15        63.79
12/31/03                        22.28       51.68         61,579            1.45            1.50            (0.32)       83.34
12/31/02                        14.85      (14.85)        13,954            1.45            1.52            (0.76)       76.97
12/31/01                        17.44       (9.83)         8,301            1.45            1.50            (0.92)       85.04

-------------------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  20.81        4.28%(4)   $ 12,094            1.19%           1.22%           (0.18)%      76.08%
12/31/04                        24.03       23.88(4)(7)   66,179            1.25            1.25             0.33        63.79
12/31/03                        22.27       51.62(4)       3,047            1.45            1.50            (0.30)       83.34
12/31/02                        14.85      (14.80)(4)        777            1.45            1.52            (0.76)       76.97
12/31/01                        17.43       (9.83)(4)        246            1.45            1.50            (0.92)       85.04
-------------------------------------------------------------------------------------------------------------------------------


                                  64-65 Spread


                               NET                         NET
                              ASSET                   REALIZED AND    DISTRIBUTIONS   DISTRIBUTIONS    REDEMPTION
                              VALUE         NET        UNREALIZED       FROM NET        FROM NET      FEES ADDED TO
                            BEGINNING   INVESTMENT     GAIN/(LOSS)     INVESTMENT       REALIZED         PAID-IN
                            OF PERIOD     INCOME     ON INVESTMENTS      INCOME           GAINS          CAPITAL
---------------------------------------------------------------------------------------------------------------------
--------------------
SMALL-CAP VALUE FUND
--------------------
N SHARES
12/31/05                     $  50.44    $  0.233       $  4.152        $ (0.148)       $ (7.581)        $  0.024(6)
12/31/04                        44.99       0.186         12.074          (0.215)         (6.826)           0.231(6)
12/31/03                        31.73       0.279         13.257          (0.278)             --            0.002(6)
12/31/02                        36.81       0.059         (4.791)         (0.048)         (0.306)           0.006(6)
12/31/01                        37.28       0.037          1.931          (0.037)         (2.401)              --

---------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  50.35    $  0.173       $  4.180        $ (0.135)       $ (7.581)        $  0.033(6)
12/31/04                        44.92       0.198         12.004          (0.229)         (6.826)           0.283(6)
12/31/03                        31.69       0.271         13.243          (0.286)             --            0.002(6)
12/31/02                        36.78       0.042         (4.767)         (0.064)         (0.306)           0.005(6)
12/31/01                        37.28       0.049          1.901          (0.049)         (2.401)              --
---------------------------------------------------------------------------------------------------------------------
---------
BOND FUND
---------
N SHARES
12/31/05                     $  10.22    $  0.438       $ (0.210)       $ (0.440)       $     --         $  0.002(6)
12/31/04                        10.27       0.431         (0.047)         (0.434)             --               --
12/31/03                        10.38       0.483         (0.110)         (0.483)             --               --
12/31/02                        10.25       0.556          0.130          (0.556)             --               --
12/31/01                        10.06       0.605          0.190          (0.605)             --               --

---------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  10.22    $  0.429       $ (0.211)       $ (0.430)       $     --         $  0.002(6)
12/31/04                        10.27       0.432         (0.048)         (0.434)             --               --
12/31/03                        10.38       0.483         (0.110)         (0.483)             --               --
12/31/02                        10.25       0.556          0.130          (0.556)             --               --
12/31/01                        10.06       0.605          0.190          (0.605)             --               --
---------------------------------------------------------------------------------------------------------------------
--------------------
HIGH YIELD BOND FUND
--------------------
N SHARES
12/31/05                     $  13.07    $  0.811       $ (0.592)       $ (0.812)       $ (0.037)        $     --
05/18/04(3) to 12/31/04         12.43       0.527          0.831          (0.527)         (0.191)              --

---------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  13.07    $  0.799       $ (0.592)       $ (0.800)       $ (0.037)        $     --
05/18/04(3) to 12/31/04         12.43       0.527          0.831          (0.527)         (0.191)              --
---------------------------------------------------------------------------------------------------------------------
---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
N SHARES
12/31/05                     $  16.84    $  0.669       $ (0.278)       $ (0.678)       $ (0.055)        $  0.002(6)
12/31/04                        17.12       0.550         (0.094)         (0.550)         (0.186)              --
12/31/03                        17.63       0.667         (0.293)         (0.667)         (0.217)              --
12/31/02                        16.79       0.828          0.840          (0.828)             --               --
12/31/01                        16.55       0.963          0.240          (0.963)             --               --

---------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  16.84    $  0.655       $ (0.278)       $ (0.664)       $ (0.055)        $  0.002(6)
12/31/04                        17.12       0.550         (0.094)         (0.550)         (0.186)              --
12/31/03                        17.63       0.667         (0.293)         (0.667)         (0.217)              --
12/31/02                        16.79       0.828          0.840          (0.828)             --               --
12/31/01                        16.55       0.963          0.240          (0.963)             --               --
---------------------------------------------------------------------------------------------------------------------
---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
N SHARES
12/31/05                     $  11.41    $  0.475       $ (0.250)       $ (0.475)       $     --         $     --
12/31/04                        11.55       0.451         (0.140)         (0.451)             --               --
12/31/03                        11.48       0.424          0.070          (0.424)             --               --
12/31/02                        10.91       0.453          0.570          (0.453)             --               --
12/31/01                        10.82       0.478          0.090          (0.478)             --               --

---------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  11.41    $  0.466       $ (0.250)       $ (0.466)       $     --         $     --
12/31/04                        11.55       0.451         (0.140)         (0.451)             --               --
12/31/03                        11.48       0.424          0.070          (0.424)             --               --
12/31/02                        10.91       0.453          0.570          (0.453)             --               --
01/17/01(3) to 12/31/01         10.95       0.456         (0.040)         (0.456)             --               --
---------------------------------------------------------------------------------------------------------------------

                                                                                         RATIO OF        RATIO OF
                               NET                        NET                            EXPENSES           NET
                              ASSET                      ASSETS          RATIO OF       TO AVERAGE      INVESTMENT
                              VALUE                      END OF         EXPENSES TO     NET ASSETS        INCOME      PORTFOLIO
                              END OF       TOTAL         PERIOD         AVERAGE NET     (EXCLUDING      TO AVERAGE    TURNOVER
                              PERIOD      RETURN         (000)            ASSETS         WAIVERS)       NET ASSETS      RATE
-------------------------------------------------------------------------------------------------------------------------------
--------------------
SMALL-CAP VALUE FUND
--------------------
N SHARES
12/31/05                     $  47.12        8.68%      $110,495            1.11%           1.15%            0.32%       74.30%
12/31/04                        50.44       28.59(7)      35,891            1.18            1.19             0.50        69.98
12/31/03                        44.99       42.70          7,702            1.20            1.24             0.83       106.69
12/31/02                        31.73      (12.98)         4,414            1.24            1.34             0.18       134.99
12/31/01                        36.81        5.36          3,477            1.24            1.33             0.11        80.85

-------------------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  47.02        8.63%(4)   $ 11,226            1.15%           1.19%            0.24%       74.30%
12/31/04                        50.35       28.62(4)(7)    8,352            1.18            1.19             0.57        69.98
12/31/03                        44.92       42.68(4)       1,557            1.20            1.24             0.83       106.69
12/31/02                        31.69      (12.98)(4)        669            1.24            1.34             0.18       134.99
12/31/01                        36.78        5.31(4)         341            1.24            1.33             0.11        80.85
-------------------------------------------------------------------------------------------------------------------------------
---------
BOND FUND
---------
N SHARES
12/31/05                     $  10.01        2.29%      $  2,774            0.73%           1.04%            4.10%       51.90%
12/31/04                        10.22        3.82          3,540            0.85            1.18             4.20        75.40
12/31/03                        10.27        3.67          4,810            0.85            1.19             4.64        66.64
12/31/02                        10.38        6.91          5,838            0.85            1.21             5.44        65.39
12/31/01                        10.25        8.05          6,165            0.85            1.17             5.90        84.37

-------------------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  10.01        2.18%(4)   $    784            0.82%           1.13%            4.01%       51.90%
12/31/04                        10.22        3.82(4)         843            0.85            1.18             4.24        75.40
12/31/03                        10.27        3.67(4)         715            0.85            1.19             4.64        66.64
12/31/02                        10.38        6.91(4)         824            0.85            1.21             5.36        65.39
12/31/01                        10.25        8.05(4)         235            0.85            1.17             5.80        84.37
-------------------------------------------------------------------------------------------------------------------------------
--------------------
HIGH YIELD BOND FUND
--------------------
N SHARES
12/31/05                     $  12.44        1.78%      $    399            0.73%           0.93%            6.66%       41.97%
05/18/04(3) to 12/31/04         13.07       11.15(2)         375            0.86(1)         1.05(1)          6.61(1)     57.38

-------------------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  12.44        1.68%(4)   $    442            0.83%           1.03%            6.55%       41.97%
05/18/04(3) to 12/31/04         13.07       11.15(2)(4)      176            0.86(1)         1.05(1)          6.61(1)     57.38
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
N SHARES
12/31/05                     $  16.50        2.32%      $  3,948            0.66%           1.14%            3.60%       70.97%
12/31/04                        16.84        2.79         11,436            0.75            1.09             3.23        35.37
12/31/03                        17.12        2.15         17,604            0.75            1.14             3.82        58.97
12/31/02                        17.63       10.12         19,769            0.75            1.32             4.80        61.56
12/31/01                        16.79        7.47          5,577            0.75            1.33             5.73        52.17

-------------------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  16.50        2.23%(4)   $  2,480            0.73%           1.19%            3.58%       70.97%
12/31/04                        16.84        2.79(4)       2,976            0.75            1.09             3.23        35.37
12/31/03                        17.12        2.15(4)       2,394            0.75            1.14             3.82        58.97
12/31/02                        17.63       10.12(4)       2,324            0.75            1.32             4.58        61.56
12/31/01                        16.79        7.47(4)         552            0.75            1.33             5.68        52.17
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
N SHARES
12/31/05                     $  11.16        2.01%      $ 12,519            0.54%           0.84%            4.23%       46.00%
12/31/04                        11.41        2.76          8,804            0.69            0.95             3.94        26.94
12/31/03                        11.55        4.38          7,341            0.70            0.97             3.69        40.20
12/31/02                        11.48        9.55         10,287            0.52            1.14             4.04        61.27
12/31/01                        10.91        5.32          7,573            0.50            1.11             4.24       100.00

-------------------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  11.16        1.93%(4)   $  1,802            0.64%           0.92%            4.13%       46.00%
12/31/04                        11.41        2.76(4)       2,185            0.69            0.95             3.94        26.94
12/31/03                        11.55        4.38(4)       2,102            0.70            0.97             3.69        40.20
12/31/02                        11.48        9.55(4)       1,648            0.52            1.14             3.96        61.27
01/17/01(3) to 12/31/01         10.91        3.85(2)(4)      131            0.50(1)         1.11(1)          4.19(1)    100.00
-------------------------------------------------------------------------------------------------------------------------------


                                  66-67 Spread


                               NET                         NET
                              ASSET                   REALIZED AND    DISTRIBUTIONS   DISTRIBUTIONS    REDEMPTION
                              VALUE         NET        UNREALIZED       FROM NET        FROM NET      FEES ADDED TO
                            BEGINNING   INVESTMENT     GAIN/(LOSS)     INVESTMENT       REALIZED        PAID-IN
                            OF PERIOD     INCOME     ON INVESTMENTS      INCOME           GAINS         CAPITAL
-------------------------------------------------------------------------------------------------------------------
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
N SHARES
12/31/05                     $  10.29    $  0.368       $ (0.248)       $ (0.370)       $     --         $     --
12/31/04                        10.38       0.362         (0.090)         (0.362)             --               --
12/31/03                        10.40       0.414         (0.020)         (0.414)             --               --
12/31/02                        10.31       0.524          0.090          (0.524)             --               --
12/31/01                        10.12       0.566          0.190          (0.566)             --               --

-------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  10.29    $  0.359       $ (0.248)       $ (0.361)       $     --         $     --
12/31/04                        10.38       0.362         (0.090)         (0.362)             --               --
12/31/03                        10.40       0.414         (0.020)         (0.414)             --               --
12/31/02                        10.31       0.524          0.090          (0.524)             --               --
12/31/01                        10.12       0.566          0.190          (0.566)             --               --
-------------------------------------------------------------------------------------------------------------------
--------------------
TAX-EXEMPT BOND FUND
--------------------
N SHARES
12/31/05                     $  11.02    $  0.478       $ (0.200)       $ (0.478)       $ (0.080)        $     --
12/31/04                        11.33       0.475         (0.123)         (0.475)         (0.187)              --
12/31/03                        11.19       0.468          0.140          (0.468)             --               --
12/31/02                        10.54       0.500          0.650          (0.500)             --               --
12/31/01                        10.45       0.502          0.090          (0.502)             --               --

-------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  11.02    $  0.470       $ (0.200)       $ (0.470)       $ (0.080)        $     --
12/31/04                        11.33       0.475         (0.123)         (0.475)         (0.187)              --
12/31/03                        11.19       0.468          0.140          (0.468)             --               --
12/31/02                        10.54       0.500          0.650          (0.500)             --               --
01/31/01(3) to 12/31/01         10.44       0.457          0.100          (0.457)             --               --
-------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
N SHARES
12/31/05                     $   1.00    $  0.027       $     --        $ (0.027)       $     --         $     --
12/31/04                         1.00       0.009             --          (0.009)             --               --
12/31/03                         1.00       0.007             --          (0.007)             --               --
12/31/02                         1.00       0.013             --          (0.013)             --               --
12/31/01                         1.00       0.036             --          (0.036)             --               --
-----------------
MONEY MARKET FUND
-----------------
N SHARES
12/31/05                     $   1.00    $  0.028       $     --        $ (0.028)       $     --         $     --
12/31/04                         1.00       0.009             --          (0.009)             --               --
12/31/03                         1.00       0.007             --          (0.007)             --               --
12/31/02                         1.00       0.015             --          (0.015)             --               --
12/31/01                         1.00       0.038             --          (0.038)             --               --
----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
N SHARES
12/31/05                     $   1.00    $  0.019       $     --        $ (0.019)       $     --         $     --
12/31/04                         1.00       0.007             --          (0.007)             --               --
12/31/03                         1.00       0.005             --          (0.005)             --               --
12/31/02                         1.00       0.010             --          (0.010)             --               --
12/31/01                         1.00       0.023             --          (0.023)             --               --

                                                                                         RATIO OF        RATIO OF
                               NET                         NET                           EXPENSES           NET
                              ASSET                       ASSETS         RATIO OF       TO AVERAGE      INVESTMENT
                              VALUE                       END OF        EXPENSES TO     NET ASSETS        INCOME      PORTFOLIO
                              END OF       TOTAL          PERIOD        AVERAGE NET     (EXCLUDING      TO AVERAGE    TURNOVER
                              PERIOD      RETURN          (000)           ASSETS         WAIVERS)       NET ASSETS      RATE
-------------------------------------------------------------------------------------------------------------------------------
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
N SHARES
12/31/05                     $  10.04        1.19%      $    5,568          0.75%           1.10%            3.61%       46.25%
12/31/04                        10.29        2.66            7,573          0.85            1.19             3.50        68.37
12/31/03                        10.38        3.85            9,045          0.85            1.22             3.95        61.21
12/31/02                        10.40        6.14            8,617          0.85            1.25             5.10        66.14
12/31/01                        10.31        7.60            6,419          0.85            1.21             5.48        56.36

-------------------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  10.04        1.10%(4)   $    3,707          0.82%           1.17%            3.55%       46.25%
12/31/04                        10.29        2.66(4)         4,350          0.85            1.19             3.50        68.37
12/31/03                        10.38        3.85(4)         4,547          0.85            1.22             3.95        61.21
12/31/02                        10.40        6.14(4)         4,756          0.85            1.25             4.89        66.14
12/31/01                        10.31        7.60(4)           960          0.85            1.21             5.37        56.36
-------------------------------------------------------------------------------------------------------------------------------
--------------------
TAX-EXEMPT BOND FUND
--------------------
N SHARES
12/31/05                     $  10.74        2.58%      $   28,026          0.61%           0.91%            4.39%       41.86%
12/31/04                        11.02        3.21           24,667          0.77            1.04             4.24        32.57
12/31/03                        11.33        5.55           24,873          0.76            1.04             4.15        42.58
12/31/02                        11.19       11.15           14,194          0.56            1.20             4.51        86.76
12/31/01                        10.54        5.76            1,522          0.52            1.16             4.74       168.31

-------------------------------------------------------------------------------------------------------------------------------
A SHARES
12/31/05                     $  10.74        2.50%(4)   $    4,197          0.70%           0.99%            4.30%       41.86%
12/31/04                        11.02        3.21(4)         4,136          0.77            1.04             4.24        32.57
12/31/03                        11.33        5.55(4)         3,098          0.76            1.04             4.15        42.58
12/31/02                        11.19       11.15(4)         4,296          0.56            1.20             4.52        86.76
01/31/01(3) to 12/31/01         10.54        5.40(2)(4)        796          0.52(1)         1.16(1)          4.60(1)    168.31
-------------------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
N SHARES
12/31/05                     $   1.00        2.70%      $  262,512          0.55%           0.60%            2.65%          --%
12/31/04                         1.00        0.88          234,751          0.56            0.60             0.88           --
12/31/03                         1.00        0.67          374,310          0.54            0.59             0.66           --
12/31/02                         1.00        1.30          302,126          0.55            0.61             1.27           --
12/31/01                         1.00        3.68          282,782          0.55            0.60             3.62           --
-----------------
MONEY MARKET FUND
-----------------
N SHARES
12/31/05                     $   1.00        2.80%      $  920,774          0.52%           0.60%            2.72%          --%
12/31/04                         1.00        0.94        1,179,902          0.52            0.59             0.90           --
12/31/03                         1.00        0.74        1,301,168          0.52            0.58             0.75           --
12/31/02                         1.00        1.48        1,297,318          0.52            0.58             1.44           --
12/31/01                         1.00        3.85        1,542,392          0.54            0.58             3.81           --
----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
N SHARES
12/31/05                     $   1.00        1.87%      $  257,842          0.57%           0.60%            1.87%          --%
12/31/04                         1.00        0.65          191,165          0.60            0.60             0.64           --
12/31/03                         1.00        0.54          237,835          0.57            0.58             0.54           --
12/31/02                         1.00        0.99          210,678          0.57            0.58             0.99           --
12/31/01                         1.00        2.34          230,533          0.58            0.58             2.35           --


(1)   Annualized.

(2)   Total returns for periods of less than one year are not annualized.

(3)   Date commenced operations.

(4)   Sales load is not reflected in total return.

(5)   Not used.

(6) Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares that have been held 90 days or less (30 days or less, effective June 1, 2004) from time of purchase. Fees collected are retained by the Fund for the benefit of the remaining shareholders.

(7) Total returns for each of the classes for the Small-Cap Opportunity Fund and the Small-Cap Value Fund include 0.16% and 0.26%, respectively, resulting from redemption fees reimbursed by the Administrator.

                       This page intentionally left blank

                       This page intentionally left blank

[LOGO] PHOENIXFUNDS SM

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480



ADDITIONAL INFORMATION

You can find more information about the Funds in the following documents:

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the Funds' investments. The annual report discusses the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds. It is incorporated by reference and is legally part of the prospectus.

To obtain free copies of these documents, you can download copies from the Individual Investors section of our Web site, PhoenixFunds.com, or you can request copies by calling us toll-free at 1-800-625-7073.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 1-202-551-8090. This information is also available on the SEC's Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.

Mutual Fund Services: 1-800-982-8782



NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

Investment Company Act File No. 811-7447
PXP4491                                                                     6-06

--------------------------------------------------------------------------------
                                                                    MAY 18, 2006
--------------------------------------------------------------------------------

PROSPECTUS

--------------------------------------------------------------------------------

  > PHOENIX INSIGHT FUNDS

       INSTITUTIONAL SHARES




  TRUST NAME: PHOENIX INSIGHT FUNDS TRUST

  Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


  [LOGO] PHOENIX FUNDS SM

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                    PHOENIX INSIGHT EQUITY FUNDS
                                    Introduction to Equity Funds         PAGE  2
                                   Phoenix Insight Balanced Fund               3
                                Phoenix Insight Core Equity Fund               4
                           Phoenix Insight Emerging Markets Fund               5
                                     Phoenix Insight Equity Fund               7
                                      Phoenix Insight Index Fund               8
                              Phoenix Insight International Fund               9
                           Phoenix Insight Small-Cap Growth Fund              11
                      Phoenix Insight Small-Cap Opportunity Fund              12
                            Phoenix Insight Small-Cap Value Fund              13
                                             Risk Considerations              14
                                               Fees and Expenses              16

                              PHOENIX INSIGHT FIXED INCOME FUNDS
                              Introduction to Fixed Income Funds              17
                                       Phoenix Insight Bond Fund              18
                            Phoenix Insight High Yield Bond Fund              19
               Phoenix Insight Intermediate Government Bond Fund              21
               Phoenix Insight Intermediate Tax-Exempt Bond Fund              22
                    Phoenix Insight Short/Intermediate Bond Fund              24
                            Phoenix Insight Tax-Exempt Bond Fund              25
                  Phoenix Insight Ultra Short Duration Bond Fund              26
                                             Risk Considerations              27
                                               Fees and Expenses              29

                              PHOENIX INSIGHT MONEY MARKET FUNDS
                              Introduction to Money Market Funds              30
                    Phoenix Insight Government Money Market Fund              31
                               Phoenix Insight Money Market Fund              32
                    Phoenix Insight Tax-Exempt Money Market Fund              33
                                             Risk Considerations              34
                                               Fees and Expenses              35

                                       OTHER RISK CONSIDERATIONS              36

                                              INVESTMENT ADVISER              37

                                              PORTFOLIO MANAGERS              39

                                          PRICING OF FUND SHARES              43

                                            SHAREHOLDER SERVICES              44

                                DIVIDENDS AND TAX CONSIDERATIONS              49

                                       DISTRIBUTION ARRANGEMENTS              50

                               MASTER FUND/FEEDER FUND STRUCTURE              50

                                                   TERMS TO KNOW              51

                                            FINANCIAL HIGHLIGHTS              54

                          PHOENIX INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

                          INTRODUCTION TO EQUITY FUNDS
--------------------------------------------------------------------------------

  These Funds invest in stocks, which represent partial ownership in a company. They generally pursue capital appreciation: that is, an increase in the Fund's share value. In some cases, these Funds also seek dividend income.

Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.


--------------------------------------------------------------------------------

Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 14.

--------------------------------------------------------------------------------

                          PHOENIX INSIGHT BALANCED FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide current income and capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets. The Fund may invest in the equity securities of companies of any size. The fixed income portion will normally (a) be invested in investment-grade securities and (b) maintain a dollar-weighted average portfolio maturity (or average life with respect to mortgage-backed and asset-backed securities) of between five and ten years. The fixed income portion of the Fund will be invested primarily in bonds, which are debt instruments that normally (a) pay a set amount of interest on a regular basis; (b) repay the face amount, or principal, at a stated future date; and (c) are issued by domestic and foreign corporations, federal and state governments, and their agencies.

The sub-adviser reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of the Russell 1000 Index and between 35% and 60% of the return of the Lehman Brothers Aggregate Bond Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

(See Risk Considerations, page 14)

o     Allocation risk

o     Credit risk

o     Interest rate risk

o     Manager risk

o     Market risk

o     Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by Harris Investment Management, Inc. (HIM). The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to those of broad measures of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

      8.61     -1.30    12.31    1.21     -9.02    19.33    13.32    7.45
      -------------------------------------------------------------------
       98        99      00       01        02      03       04       05

BEST QUARTER: Q2 2003 9.00%     WORST QUARTER: Q3 2002 -8.34%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                    Life of Fund
                                     1 Year          5 Years         (3/24/97)
--------------------------------------------------------------------------------
BALANCED FUND
     Return Before Taxes              7.45%            5.99%           7.83%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions                 5.44%            4.90%           6.02%
     ---------------------------------------------------------------------------
     Return After Taxes on
     Distributions and
     Sale of Fund Shares              6.10%            4.61%           5.81%
================================================================================
RUSSELL 1000 INDEX                    6.27%            1.07%           7.49%
================================================================================
LEHMAN BROTHERS
AGGREGATE BOND INDEX                  2.43%            5.87%           6.71%
================================================================================

                        PHOENIX INSIGHT CORE EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in common stocks. These stocks are generally of companies with market capitalization in excess of $1 billion at time of purchase.

The Fund's sub-adviser selects securities that are considered to be undervalued and to represent growth opportunities. The sub-adviser considers many factors, but there is a focus on a company's sales, earnings and valuation.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

(See Risk Considerations, page 14)

o     Manager risk

o     Market risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  32.81    25.03    16.56    -7.67    -12.31  -23.54   30.49    13.32    8.97
  ---------------------------------------------------------------------------
   97       98       99       00        01      02      03       04       05

BEST QUARTER: Q4 1998 22.71%    WORST QUARTER: Q3 2002 -15.70%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                    Life of Fund
                                     1 Year           5 Years        (2/26/96)
--------------------------------------------------------------------------------
CORE EQUITY FUND
     Return Before Taxes              8.97%            1.56%           8.57%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions                 5.97%            0.55%           7.17%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares              7.20%            0.99%           7.02%
================================================================================
S&P 500 STOCK INDEX                   4.91%            0.54%           8.75%
================================================================================

                      PHOENIX INSIGHT EMERGING MARKETS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in equity securities of issuers located in emerging markets countries. The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The Fund typically invests in the securities of medium to large capitalization companies, but is not limited to investing in the securities of companies of any particular size. The Fund's sub-adviser seeks to identify undervalued companies whose businesses are highly profitable, have consistent operating histories and financial performance, and enjoy favorable long-term economic prospects. A company may be undervalued when, in the opinion of the sub-adviser, the company is selling for a price that is below its intrinsic worth due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the sub-adviser's calculation of future earnings power. The sub-adviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying a premium price for companies currently in favor in the market.

The Fund may invest substantially all of its assets in common stocks if the sub-adviser believes that common stocks will appreciate in value.

The Fund's sub-adviser manages fund investments generally using a bottom-up stock and business analysis approach. It makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. It seeks to achieve attractive absolute returns that exceed the "normalized risk-free rate", defined as the rate of return available on long-term government securities or their equivalent in each country in which the Fund invests. Utilization of an "absolute" rather than a "relative" valuation yardstick is designed to achieve not only a satisfactory return over the risk-free rate, but at the same time seek safety of principal. The Fund's sub-adviser considers the risk of an investment to be a function of the issuer's business rather than the volatility of its stock price.

In determining which portfolio securities to sell, the Fund's sub-adviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, it considers, among other things, whether a security's price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the sub-adviser's opinion, there has been a loss of a long-term competitive advantage.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

(See Risk Considerations, page 14)

o     Currency rate risk

o     Emerging markets risk

o     Foreign securities risk

o     Geographic concentration risk

o     Manager risk

o     Market risk

o     Small and medium company risk

o     Value stocks risk

o     Volatility risk

FUND PERFORMANCE 1
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM and the Fund had a different sub-adviser. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

1 Hansberger Global Investors, Inc., was the Fund's sub-adviser prior to the date of this Prospectus.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

      -31.16   64.53    -28.55   -0.60    -1.84   51.11    20.04    31.23
      -------------------------------------------------------------------
        98      99        00      01       02      03       04       05

BEST QUARTER: Q4 1999 32.66%    WORST QUARTER: Q2 1998 -27.09%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                    Life of Fund
                                     1 Year          5 Years         (10/21/97)
--------------------------------------------------------------------------------
EMERGING MARKETS FUND
     Return Before Taxes             31.23%           18.36%           5.96%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions                28.53%           17.58%           5.53%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares             23.78%           16.19%           5.17%
================================================================================
MSCI EMERGING
MARKETS FREE INDEX                   34.54%           19.44%           9.30%
================================================================================

                           PHOENIX INSIGHT EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation and current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in common stocks. These stocks are generally of companies with market capitalization in excess of $1 billion at time of purchase.

The Fund's sub-adviser selects stocks that are representative of the companies found within the Russell 1000 Value Index in an effort to:

o Provide greater returns, over the long-term, than the securities comprising the Russell 1000 Value Index

o     Maintain a risk level approximating that of the Russell 1000 Value Index

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, and was comprised at December 31, 2005 of stocks with market capitalization ranging from $582 million to $370 billion.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

(See Risk Considerations, page 14)

o     Manager risk

o     Market risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  35.89    13.80    -1.57    8.48     -3.00   -20.99   28.68    18.14    12.52
  ----------------------------------------------------------------------------
   97       98       99       00       01       02      03       04       05

BEST QUARTER: Q4 1998 18.81%    WORST QUARTER: Q3 2002 -16.19%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                    Life of Fund
                                     1 Year           5 Years        (2/26/96)
--------------------------------------------------------------------------------
EQUITY FUND
     Return Before Taxes             12.52%            5.56%           9.57%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions                10.96%            4.89%           7.05%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares              9.83%            4.59%           7.17%
================================================================================
RUSSELL 1000 VALUE INDEX              7.05%            5.28%          10.43%
================================================================================

                           PHOENIX INSIGHT INDEX FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide the return and risk characteristics of the S&P 500.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally holds at least 90% of the 500 securities in the S&P 500 and attempts to match its holdings of each issue with that security's proportional representation in the S&P 500.

The Fund's sub-adviser employs a "passively" managed - or index - investment approach that attempts to replicate the performance of the index while not necessarily investing in all of its stocks. This approach is unlike traditional methods of active investment management whereby securities are selected on the basis of economic, financial and market analysis. On a regular basis, the sub-adviser compares the Fund's performance to that of the S&P 500. The sub-adviser may adjust the Fund's holdings if the Fund's performance does not adequately track the performance of the S&P 500.

Apart from its equity investments, the Fund may use S&P 500 Stock Index Futures Contracts to reduce transactional costs and simulate full investment in the S&P 500 while retaining a cash balance for portfolio management purposes.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

(See Risk Considerations, page 14)

o     Leverage risk

o     Manager risk

o     Market risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  32.78    28.22    20.40    -9.33    -12.30  -22.21   28.11    10.48    5.38
  ---------------------------------------------------------------------------
   97       98       99       00        01      02      03       04       05

BEST QUARTER: Q4 1998 21.23%    WORST QUARTER: Q3 2002 -17.08%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                    Life of Fund
                                    1 Year           5 Years         (2/26/96)
--------------------------------------------------------------------------------
INDEX FUND
     Return Before Taxes             5.38%            0.35%            8.13%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions                2.89%           -0.96%            6.78%
     ---------------------------------------------------------------------------
     Return After Taxes on
     Distributions and
     Sale of Fund Shares             6.84%            0.04%            6.72%
================================================================================
S&P 500 STOCK INDEX                  4.91%            0.54%            8.75%
================================================================================

                       PHOENIX INSIGHT INTERNATIONAL FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation. Income is a secondary objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk. The Fund intends to diversify its investments among countries and normally to have represented in the portfolio business activities of a number of different countries. At December 31, 2005, the Fund was invested in issuers from approximately 22 countries.

The Fund's sub-adviser seeks to identify undervalued companies whose businesses are highly profitable, have consistent operating histories and financial performance, and enjoy favorable long-term economic prospects. A company may be undervalued when, in the opinion of the sub-adviser, the company is selling for a price that is below its intrinsic worth due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the sub-adviser's calculation of future earnings power. The sub-adviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying a premium price for companies currently in favor in the market.

The Fund may invest substantially all of its assets in common stocks if the sub-adviser believes that common stocks will appreciate in value.

The Fund's sub-adviser manages fund investments generally using a bottom-up stock and business analysis approach. It makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. It seeks to achieve attractive absolute returns that exceed the "normalized risk-free rate", defined as the rate of return available on long-term government securities or their equivalent in each country in which the Fund invests. Utilization of an "absolute" rather than a "relative" valuation yardstick is designed to achieve not only a satisfactory return over the risk-free rate, but at the same time seek safety of principal. The Fund's sub-adviser considers the risk of an investment to be a function of the issuer's business rather than the volatility of its stock price.

In determining which portfolio securities to sell, the Fund's sub-adviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, it considers, among other things, whether a security's price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the sub-adviser's opinion, there has been a loss of a long-term competitive advantage.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

(See Risk Considerations, page 14)

o     Currency rate risk

o     Foreign securities risk

o     Geographic concentration risk

o     Manager risk

o     Market risk

o     Value stocks risk

o     Volatility risk

FUND PERFORMANCE 1
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM and the Fund had a different sub-adviser. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

1 Hansberger Global Investors, Inc. was the Fund's sub-adviser prior to the date of this Prospectus.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  -4.87    -4.64    27.33    -9.34    -19.29   -14.41   40.44    16.48    13.60
  -----------------------------------------------------------------------------
   97       98       99       00        01       02      03       04       05

BEST QUARTER: Q2 2003 20.97%    WORST QUARTER: Q3 2002 -20.03%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                    Life of Fund
                                     1 Year          5 Years         (2/26/96)
--------------------------------------------------------------------------------
INTERNATIONAL FUND
     Return Before Taxes             13.60%            5.12%           3.47%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions                13.60%            5.12%           3.14%
     ---------------------------------------------------------------------------
     Return After Taxes on
     Distributions and Sale
     of Fund Shares                   9.27%            4.53%           2.89%
================================================================================
MSCI EAFE INDEX                      14.02%            4.94%           6.19%
================================================================================

                      PHOENIX INSIGHT SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in the securities of small-cap companies. These securities will normally be equities and equity-like instruments. The Fund's sub-adviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index, an index comprised of stocks with market capitalization ranging from $26 million to $4.4 billion at December 31, 2005. The Fund seeks to invest in equity securities of companies that the sub-adviser believes offer superior prospects for growth, i.e., issues with the potential for accelerated earnings or revenue growth relative to the broader stock market and higher-than-average forecast earnings-growth rates. Valuation is a secondary consideration in stock selection. The sub-adviser seeks to maintain a risk level approximating that of the Russell 2000 Growth Index, an index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

(See Risk Considerations, page 14)

o     Industry concentration risk

o     Manager risk

o     Market risk

o     Small company risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

                         -20.66   48.31    20.37    3.40
                         -------------------------------
                           02      03       04       05

BEST QUARTER: Q2 2003 22.89%    WORST QUARTER: Q3 2002 -15.51%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                    Life of Fund
                                                      1 Year          (1/9/01)
--------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
     Return Before Taxes                               3.40%           7.26%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions                                  2.56%           7.09%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares                               2.99%           6.26%
================================================================================
RUSSELL 2000 GROWTH INDEX                              4.15%           3.90%
================================================================================

                   PHOENIX INSIGHT SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in the securities of small-cap companies. These securities will normally be equities and equity-like instruments. The Fund's sub-adviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index, an index comprised of stocks with market capitalization ranging from $26 million to $4.4 billion at December 31, 2005. The Fund seeks to invest in the securities of companies that the sub-adviser believes have growth potential. In selecting securities, the sub-adviser focuses on those companies that appear to have potential for sales growth but are attractively valued relative to the securities of comparable companies. The sub-adviser seeks to maintain a risk level approximating that of the Russell 2000 Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

(See Risk Considerations, page 14)

o     Manager risk

o     Market risk

o     Small company risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  25.47    1.16     40.14    6.75     -9.65   -14.58   52.02    24.16    4.55
  ---------------------------------------------------------------------------
   97       98       99       00       01       02      03       04       05

BEST QUARTER: Q4 1999 28.21%    WORST QUARTER: Q3 1998 -21.01%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                    Life of Fund
                                     1 Year          5 Years         (2/26/96)
--------------------------------------------------------------------------------
SMALL-CAP OPPORTUNITY FUND
     Return Before Taxes              4.55%            8.78%           12.92%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions                 1.91%            7.58%           11.23%
     ---------------------------------------------------------------------------
     Return After Taxes on
     Distributions and Sale
     of Fund Shares                   6.55%            7.45%           10.90%
================================================================================
RUSSELL 2000 INDEX                    4.55%            8.22%            9.05%
================================================================================

                      PHOENIX INSIGHT SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide capital appreciation. Income is a secondary objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in the securities of small-cap companies. These securities will normally be equities and equity-like instruments. The Fund's sub-adviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index, an index comprised of stocks with market capitalization ranging from $26 million to $4.4 billion as of December 31, 2005. The sub-adviser seeks securities it considers to be undervalued at the time of purchase. The sub-adviser uses a value investment strategy that seeks companies that are attractively valued relative to the securities of comparable companies. In searching for stocks with lower than average valuations, the sub-adviser considers, among other things, price-to-earnings and price-to-book ratios. The sub-adviser seeks to maintain a risk level approximating that of the Russell 2000 Value Index, an index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

(See Risk Considerations, page 14)

o     Manager risk

o     Market risk

o     Small company risk

o     Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

       -3.93    0.49     34.45    5.57     -12.76   43.04    28.93    8.90
       -------------------------------------------------------------------
        98       99       00       01        02      03       04       05

BEST QUARTER: Q2 2003 20.15%    WORST QUARTER: Q3 2002 -20.15%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                    Life of Fund
                                     1 Year          5 Years         (3/24/97)
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
     Return Before Taxes              8.90%           13.09%           13.56%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions                 6.29%           11.48%           11.85%
     ---------------------------------------------------------------------------
     Return After Taxes on
     Distributions and Sale
     of Fund Shares                   8.66%           10.94%           11.28%
================================================================================
RUSSELL 2000 VALUE INDEX              4.71%           13.55%           12.25%
================================================================================

                       RISK CONSIDERATIONS - EQUITY FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each risk is described in detail below.


------------------------------------------------------------------------------------------------------------------------------
                                       Core    Emerging                                    Small-Cap    Small-Cap    Small-Cap
RISKS FOR ONE              Balanced   Equity   Markets    Equity   Index   International    Growth     Opportunity     Value
OR MORE FUNDS                Fund      Fund      Fund      Fund    Fund        Fund          Fund         Fund         Fund
------------------------------------------------------------------------------------------------------------------------------
Allocation                    P
------------------------------------------------------------------------------------------------------------------------------
Counterparty
------------------------------------------------------------------------------------------------------------------------------
Credit                        P
------------------------------------------------------------------------------------------------------------------------------
Currency rate                                     P                              P
------------------------------------------------------------------------------------------------------------------------------
Emerging markets                                  P
------------------------------------------------------------------------------------------------------------------------------
Foreign securities                                P                              P
------------------------------------------------------------------------------------------------------------------------------
Geographic concentration                          P                              P
------------------------------------------------------------------------------------------------------------------------------
Industry concentration                                                                         P
------------------------------------------------------------------------------------------------------------------------------
Interest rate                 P
------------------------------------------------------------------------------------------------------------------------------
Leverage                                                             P
------------------------------------------------------------------------------------------------------------------------------
Manager                       P         P         P         P        P           P             P            P            P
------------------------------------------------------------------------------------------------------------------------------
Market                        P         P         P         P        P           P             P            P            P
------------------------------------------------------------------------------------------------------------------------------
Prepayment                    P
------------------------------------------------------------------------------------------------------------------------------
Small company                                                                                  P            P            P
------------------------------------------------------------------------------------------------------------------------------
Small and medium
company                                           P
------------------------------------------------------------------------------------------------------------------------------
Value Stocks                                      P                              P
------------------------------------------------------------------------------------------------------------------------------
Volatility                              P         P         P                    P             P            P            P
------------------------------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o     The investment objective

o     The Fund's ability to achieve its objective

o     The markets in which the Fund invests

o     The investments the Fund makes in those markets

o     Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives. During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

ALLOCATION RISK

The risk that the percentages of the fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

EMERGING MARKETS RISK

Investments in less-developed countries whose markets are still emerging generally present risks in greater degree than those presented by investments in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval may be required in some developing countries for the release of investment income, capital and sale proceeds to foreign investors, and some developing countries may limit the extent of foreign investment in domestic companies.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK

The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INDUSTRY CONCENTRATION RISK

The risk that investments concentrated in a particular industry or group of industries will underperform or be more volatile than investments in other industry sectors because of economic, regulatory, financial, or market conditions significantly affecting that industry or group. For example, the software or biotechnology industries can be significantly affected by patent considerations, intense competition, rapid change and product obsolescence, and government regulation. Companies in these sectors may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. Similarly, these industries can be significantly affected by the obsolescence of existing products or processes, short product cycles, falling prices and profits, and competition from new or unanticipated market entrants.

INTEREST RATE RISK

The risk that bond prices overall will decline because of rising interest rates. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing a fund's duration and reducing the value of such a security. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., forward or futures contracts, derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations. As interest rates decline, the issuers of securities held by a fund may prepay principal earlier that scheduled, forcing a fund to reinvest in lower yielding securities. This prepayment may reduce a fund's income. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk.

SMALL COMPANY RISK

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of small-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

SMALL AND MEDIUM COMPANY RISK

The risk that investments in smaller and medium-sized companies may be more volatile than investments in larger companies, as smaller and medium-sized companies generally experience higher growth and failure rates. The trading volume of small- and medium-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller medium sized companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VALUE STOCKS RISK

Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time, and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent. Value-oriented funds typically under perform when growth investing is in favor.

VOLATILITY RISK

The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

                        FEES AND EXPENSES - EQUITY FUNDS
--------------------------------------------------------------------------------

      The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Phoenix Insight Equity Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None
REDEMPTION FEE                                                           2.00% *
--------------------------------------------------------------------------------

* TO DISCOURAGE SHORT-TERM TRADING, YOU WILL BE CHARGED A 2.00% FEE IF YOU REDEEM OR EXCHANGE SHARES FROM ANY OF THE EQUITY FUNDS WITHIN 30 DAYS OF ACQUISITION.


ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)
---------------------------------------------------------------------------------------------------------------------------------
                                         Core    Emerging                                     Small-Cap    Small-Cap    Small-Cap
                             Balanced   Equity    Markets   Equity   Index    International    Growth     Opportunity     Value
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                0.50%     0.70%     1.00%     0.70%    0.20%       0.85%         0.75%        0.75%        0.70%
Shareholder Servicing Fees     0.05      0.05      0.05      0.05     0.05        0.05          0.05         0.05         0.05
Other Expenses                 0.28      0.23      0.32      0.16     0.18        0.30          1.23         0.14         0.18
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             0.83%     0.98%     1.37%     0.91%    0.43%       1.20%         2.03%        0.94%        0.93%
Contractual Fee Waiver 2      (0.05)    (0.05)    (0.05)    (0.05)   (0.05)      (0.05)        (0.05)       (0.05)       (0.05)
Expense Reduction                --        --        --        --       --          --         (0.83)          --           --
---------------------------------------------------------------------------------------------------------------------------------
NET ANNUAL FUND
OPERATING EXPENSES             0.78%     0.93%     1.32%     0.86%    0.38%       1.15%         1.15%        0.89%        0.88%
---------------------------------------------------------------------------------------------------------------------------------


      1 Expenses have been restated to reflect changes in contractual fee rates of the new investment adviser, administrator and other service providers to the Funds. The Fund's investment adviser has contractually agreed to limit the total operating expenses of the Small Cap Growth Fund to 1.15% until December 31, 2007.

      2 Phoenix Equity Planning Corporation has contractually agreed to waive the 0.05% Shareholder Servicing Fee until April 30, 2007.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                         Core    Emerging                                     Small-Cap    Small-Cap    Small-Cap
                             Balanced   Equity    Markets   Equity   Index    International    Growth     Opportunity     Value
---------------------------------------------------------------------------------------------------------------------------------
One Year                      $   80    $   95    $   134   $   88   $   39      $  117        $  117        $   91       $   90
---------------------------------------------------------------------------------------------------------------------------------
Three Years                      260       307        429      285      133         376           495           295          291
---------------------------------------------------------------------------------------------------------------------------------
Five Years                       456       537        745      499      236         655           947           515          510
---------------------------------------------------------------------------------------------------------------------------------
Ten Years                       1021      1197      1,642    1,115      537       1,450         2,201         1,150        1,138
---------------------------------------------------------------------------------------------------------------------------------


                       PHOENIX INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

                       INTRODUCTION TO FIXED INCOME FUNDS
--------------------------------------------------------------------------------

              These Funds invest primarily in bonds, which are debt
                          instruments that normally --

                o Pay a set amount of interest on a regular basis

         o Repay the face amount, or principal, at a stated future date

      o Are issued by domestic and foreign corporations, federal and state governments, and their agencies


--------------------------------------------------------------------------------

Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 27.

--------------------------------------------------------------------------------

                            PHOENIX INSIGHT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return, including a competitive level of current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in bonds. "Bonds" are fixed-income debt securities of various types of issuers, including corporate bonds, mortgage-backed and asset-backed securities, U.S. government securities and other short-term instruments. The Fund intends to invest in bonds that are rated at the time of investment Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard & Poor's Corporation.

The sub-adviser uses a value-driven style that focuses on issue and sector selection, measured interest rate anticipation and trading opportunities.

Securities selected for Fund investment may be of any maturity or duration. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of a security's payment pattern. Normally, the Fund's dollar weighted average duration will vary between two and eight years. The sub-adviser may adjust the Fund's dollar-weighted average duration based on changing expectations for the federal funds rate, the shape of the yield curve, swap spreads, mortgage prepayments, credit spreads, and capital market liquidity. For instance, if the federal funds rate is expected to rise, the sub-adviser may choose to move the Fund's dollar-weighted average duration to the lower end of the band. Within this context, it is expected that the Fund's dollar-weighted average maturity will range between three and fifteen years.

Securities may be reviewed for sale due to anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments.

The sub-adviser's investment strategies may result in a higher portfolio turnover rate for the Fund. High portfolio turnover rates increase costs to the Fund, negatively affect Fund performance, and may increase capital gain distributions, resulting in greater tax liability to Fund shareholders.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

(See Risk Considerations, page 27)

o     Credit risk

o     Income risk

o     Interest rate risk

o     Long-term maturities risk

o     Manager risk

o     Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM, which also provided day-to-day management of the Fund's assets. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

  9.41     7.12     -0.91    13.06    8.32    7.18     3.93     4.07     2.44
  ---------------------------------------------------------------------------
   97       98       99       00       01      02       03       04       05

BEST QUARTER: Q4 2000 5.04%     WORST QUARTER: Q2 2004 -2.34%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                    Life of Fund
                                     1 Year          5 Years         (4/16/96)
--------------------------------------------------------------------------------
BOND FUND
     Return Before Taxes              2.44%            5.16%           6.12%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions                 0.84%            3.20%           3.75%
     ---------------------------------------------------------------------------
     Return After Taxes on
     Distributions and Sale
     of Fund Shares                   1.57%            3.23%           3.76%
================================================================================
LEHMAN BROTHERS AGGREGATE
BOND INDEX                            2.43%            5.87%           6.64%
================================================================================

                      PHOENIX INSIGHT HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return through a combination of income and capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in domestic and foreign bonds, commonly known as "junk bonds", that have a credit quality rated below "Baa" by Moody's Investors Service, Inc. (Moody's) and "BBB" by Standard and Poor's Corporation (S&P). The Fund may also invest in a broad range of interest-rate sensitive securities, including preferred stocks, interest-rate futures contracts, and foreign currency futures and forwards for the purpose of hedging.

The Fund's sub-adviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading. The sub-adviser evaluates market conditions in the context of broad macroeconomic trends. It generally overweights those sector/industries where well-valued companies can be identified and whose business profiles (and credit measures) are viewed to be improving

The sub-adviser considers credit research an integral component of its higher quality high yield investment process. It invests across the credit rating spectrum with an emphasis on securities that are moving up the credit rating scale of a nationally recognized statistical rating organization and generally those rated Ba/BB and B/B by Moody's, Standard & Poor's or Fitch, at the time of investment. If after the time of investment a security's rating declines, the Fund is not obligated to sell the security.

Principally, securities are selected from a broad universe of domestic high yield corporate bonds, although the Fund may invest in other types of high yield securities.

The sub-adviser attempts to maintain the duration of the Fund at a level similar to that of its style benchmark. At December 31, 2005, the modified duration to maturity for the benchmark and the Fund was 5.13 and 5.36 years, respectively. Theoretically, for a fund maintaining a modified duration to maturity of 5.36 years, a one percent increase in interest rates would cause a 5.36% decrease in the value of the fund's assets. Similarly, a one percent decrease in interest rates would cause the value of the fund's assets to increase by 5.36%. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security's payment pattern. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security.

The sub-adviser's investment strategies may result in a higher portfolio turnover rate for the Fund. A high portfolio turnover rate increases transaction costs to the Fund, negatively affects Fund performance, and may increase capital gain distributions, resulting in greater tax liability to Fund shareholders.

PRINCIPAL RISKS
--------------------------------------------------------------------------------

(See Risk Considerations, page 27)

o     Credit risk

o     Foreign securities risk

o     High yield securities (junk bond) risk

o     Income risk

o     Interest rate risk

o     Leverage risk

o     Long-term maturities risk

o     Manager risk

o     Prepayment risk

Because of the speculative nature of the Fund's investments, you should carefully consider the risks associated with this Fund before you purchase shares.

FUND PERFORMANCE 1
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM and the Fund had a different sub-adviser. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

1 HIM-Monegy, Inc., was the Fund's sub-adviser prior to the date of this Prospectus.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                   [BAR CHART]

                             18.15    10.65     1.94
                             -----------------------
                              03       04        05

BEST QUARTER: Q2 2003 6.71%     WORST QUARTER: Q1 2005 -1.70%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                                    Life of Fund
                                                      1 Year         (9/23/02)
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
     Return Before Taxes                               1.94%           10.43%
     ---------------------------------------------------------------------------
     Return After Taxes
     on Distributions                                 -0.45%            7.60%
     ---------------------------------------------------------------------------
     Return After Taxes on
     Distributions and Sale
     of Fund Shares                                    1.26%            7.31%
================================================================================
BEAR STEARNS HIGH YIELD
BOND INDEX                                             1.79%           14.13%
================================================================================

               PHOENIX INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income, consistent with preservation of capital.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates),

o Securities issued by U.S. government agencies whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan
      Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only, and

o     Repurchase agreements collateralized by U.S. government securities.

The Fund's sub-adviser may invest up to 20% of the Fund's assets in the following securities, which normally will be investment-grade:

o     Asset-backed securities

o     Non-agency mortgage-backed securities

o     Corporate bonds

The dollar-weighted average portfolio maturity (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 27)

o     Credit risk

o     Income risk

o     Interest rate risk

o     Manager risk

o     Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

         7.45    -0.80    13.18    7.74     10.39   2.40     3.05     2.49
         -----------------------------------------------------------------
          98      99       00       01       02      03       04       05

BEST QUARTER: Q3 2002 5.22%     WORST QUARTER: Q2 2004 -2.45%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
-----------------------------------------------------------------
                                                     Life of Fund
                                1 Year      5 Years    (3/24/97)
-----------------------------------------------------------------
INTERMEDIATE GOVERNMENT
BOND FUND
     Return Before Taxes         2.49%       5.17%       6.06%
     ------------------------------------------------------------
     Return After Taxes
     on Distributions            0.89%       3.29%       3.86%
     ------------------------------------------------------------
     Return After Taxes on
     Distributions and Sale
     of Fund Shares              1.63%       3.31%       3.84%
=================================================================
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT BOND INDEX            1.68%       4.82%       5.82%
=================================================================

                PHOENIX INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in a broad range of municipal securities. These securities generate income that is exempt from federal income tax and not subject to the alternative minimum tax. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax and is subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable. In addition, the Fund will normally purchase only securities that are investment grade.

The Fund's sub-adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o Credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt

Under normal market conditions, the Fund's investments will have a dollar-weighted average portfolio maturity in a range of three to ten years. Such intermediate-term securities share these basic characteristics:

o They offer a higher income stream and somewhat higher share price volatility than shorter-term municipal bonds

o They tend to deliver less income with greater share price stability than longer-term bonds

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 27)

o     Credit risk

o     Income risk

o     Interest rate risk

o     Manager risk

o     Municipal market risk

o     Prepayment risk

o     Leverage risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

   6.41     4.94     -0.43    11.21    5.58    9.82     4.64     3.02     2.19
   ---------------------------------------------------------------------------
    97       98       99       00       01      02       03       04       05

BEST QUARTER: Q3 2002 4.66%     WORST QUARTER: Q2 2004 -2.26%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
---------------------------------------------------------------
                                                   Life of Fund
                              1 Year      5 Years    (2/26/96)
---------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT
BOND FUND
     Return Before Taxes       2.19%       5.02%       5.01%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions          2.19%       5.02%       4.95%
     ----------------------------------------------------------
     Return After Taxes on
     Distributions and Sale
     of Fund Shares            2.97%       4.94%       4.90%
===============================================================
LEHMAN BROTHERS 3-15 YEAR
BLEND MUNICIPAL BOND INDEX     2.25%       5.18%       5.45%
===============================================================

                  PHOENIX INSIGHT SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of total return, including a competitive level of current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in bonds with a short/intermediate-term average maturity.

The Fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

The Fund may invest in bonds and debentures, U.S. government securities, U.S. dollar denominated debt obligations of foreign governments, mortgage-backed and asset-backed securities, municipal securities, zero-coupon securities, other floating/variable rate obligations, and options and interest-rate futures contracts.

If a defensive position is warranted, the Fund may hold short-term U.S. government securities (such as Treasury bills), high-quality money market instruments and cash. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 27)

o     Credit risk

o     Foreign securities risk

o     Income risk

o     Interest rate risk

o     Leverage risk

o     Manager risk

o     Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  7.15     7.01     0.81     10.40    7.86    6.40     4.11     2.92     1.36
  ---------------------------------------------------------------------------
   97       98       99       00       01      02       03       04       05

BEST QUARTER: Q3 2001 4.16%     WORST QUARTER: Q2 2004 -2.22%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
---------------------------------------------------------------
                                                   Life of Fund
                              1 Year      5 Years    (2/26/96)
---------------------------------------------------------------
SHORT/INTERMEDIATE BOND FUND
     Return Before Taxes       1.36%       4.50%       5.20%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions          0.02%       2.76%       3.08%
     ----------------------------------------------------------
     Return After Taxes on
     Distributions and Sale
     of Fund Shares            0.88%       2.80%       3.11%
===============================================================
LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CREDIT BOND INDEX   1.58%       5.50%       5.93%
===============================================================

                      PHOENIX INSIGHT TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in municipal securities with varying maturities. These securities may be of various maturities and generate income that is exempt from federal income tax and not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax and is subject to the alternative minimum tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable. In addition, the Fund will normally purchase only securities that are investment grade.

The Fund's sub-adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o Credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the adviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 27)

o     Credit risk

o     Income risk

o     Interest rate risk

o     Manager risk

o     Municipal market risk

o     Prepayment risk

o     Leverage risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

   8.55     4.88     -3.07    14.41    6.02    11.42    5.81     3.46     2.76
   ---------------------------------------------------------------------------
    97       98       99       00       01      02       03       04       05

BEST QUARTER: Q4 2000 6.20%     WORST QUARTER: Q2 2004 -2.69%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
---------------------------------------------------------------
                                                   Life of Fund
                              1 Year      5 Years    (2/26/96)
---------------------------------------------------------------
TAX-EXEMPT BOND FUND
     Return Before Taxes       2.76%       5.85%       5.71%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions          2.57%       5.75%       5.52%
     ----------------------------------------------------------
     Return After Taxes on
     Distributions and Sale
     of Fund Shares            3.48%       5.70%       5.49%
===============================================================
LEHMAN BROTHERS MUNICIPAL
BOND INDEX                     3.51%       5.59%       5.80%
===============================================================

                 PHOENIX INSIGHT ULTRA SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide a high level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in investment-grade fixed income instruments. The Fund invests in a broad range of short-term instruments, including U.S. government securities, and bank and commercial obligations. Commercial paper purchased by the Fund will consist of direct obligations of domestic and foreign corporate issuers, including bank holding companies. The Fund may also invest in repurchase agreements and asset- or mortgage-backed securities. Because of the short-term nature of the Fund's investments, the Fund's duration is generally not expected to exceed 12 months.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will normally purchase only securities (other than U.S. government securities) that are investment grade.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

The Fund is not managed to maintain a stable net asset value.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 27)

o     Credit risk

o     Foreign securities risk

o     Income risk

o     Interest rate risk

o     Manager risk

Because of the nature of some of the Fund's investments, you should carefully consider the risks associated with this Fund before you purchase shares.

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

                                      2.76
                                      ----
                                       05

BEST QUARTER: Q2 2005 0.94%     WORST QUARTER: Q1 2005 0.28%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
---------------------------------------------------------------
                                                   Life of Fund
                                          1 Year     (4/01/04)
---------------------------------------------------------------
ULTRA SHORT DURATION BOND FUND
     Return Before Taxes                   2.76%       2.09%
     ----------------------------------------------------------
     Return After Taxes
     on Distributions                      1.79%       1.19%
     ----------------------------------------------------------
     Return After Taxes on
     Distributions and Sale
     of Fund Shares                        1.79%       1.26%
===============================================================
MERRILL LYNCH 9-12 MONTHS
U.S TREASURY NOTES AND BONDS INDEX         2.57%       1.81%
===============================================================

                    RISK CONSIDERATIONS - FIXED INCOME FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each risk is described in detail below.


------------------------------------------------------------------------------------------------------------------------------
                                          High       Intermediate   Intermediate       Short/                      Ultra Short
RISKS FOR ONE                             Yield       Government     Tax-Exempt     Intermediate    Tax-Exempt      Duration
OR MORE FUNDS           Bond Fund       Bond Fund      Bond Fund      Bond Fund       Bond Fund      Bond Fund      Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Counterparty
------------------------------------------------------------------------------------------------------------------------------
Credit                      P               P              P              P               P              P              P
------------------------------------------------------------------------------------------------------------------------------
Foreign securities                          P                                             P                             P
------------------------------------------------------------------------------------------------------------------------------
High yield securities                       P
------------------------------------------------------------------------------------------------------------------------------
Income                      P               P              P              P               P              P              P
------------------------------------------------------------------------------------------------------------------------------
Interest rate               P               P              P              P               P              P              P
------------------------------------------------------------------------------------------------------------------------------
Leverage                                    P                             P               P              P
------------------------------------------------------------------------------------------------------------------------------
Long-term maturities        P               P
------------------------------------------------------------------------------------------------------------------------------
Manager                     P               P              P              P               P              P              P
------------------------------------------------------------------------------------------------------------------------------
Market
------------------------------------------------------------------------------------------------------------------------------
Municipal market                                                          P                              P
------------------------------------------------------------------------------------------------------------------------------
Prepayment                  P               P              P              P               P              P
------------------------------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o     The investment objective

o     The Fund's ability to achieve its objective

o     The markets in which the Fund invests

o     The investments the Fund makes in those markets

o     Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives. During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

HIGH YIELD SECURITIES (JUNK BOND) RISK

Securities rated "BB" or below by S&P or "Ba" or below by Moody's are known as "high yield" securities and are commonly referred to as "junk bonds". These securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make the payment of interest or principal.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

INTEREST RATE RISK

The risk that bond prices overall will decline because of rising interest rates. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing a fund's duration and reducing the value of such a security. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., forward or futures contracts, derivative securities or purchases on margin) that tend to magnify changes in an index or market.

LONG-TERM MATURITIES RISK

Fixed income securities with longer maturities may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations. As interest rates decline, the issuers of securities held by a fund may prepay principal earlier that scheduled, forcing a fund to reinvest in lower yielding securities. This prepayment may reduce a fund's income. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk.

                     FEES AND EXPENSES - FIXED INCOME FUNDS
--------------------------------------------------------------------------------

      The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Phoenix Insight Fixed Income Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                      None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                  None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS           None
REDEMPTION FEE                                                        2.00% *
--------------------------------------------------------------------------------

* TO DISCOURAGE SHORT-TERM TRADING, YOU WILL BE CHARGED A 2.00% FEE IF YOU REDEEM OR EXCHANGE SHARES FROM ANY OF THE FIXED INCOME FUNDS (OTHER THAT THE ULTRA SHORT DURATION BOND FUND) WITHIN 30 DAYS OF ACQUISITION.


ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)
-------------------------------------------------------------------------------------------------------------------------
                                                      Intermediate   Intermediate     Short/                  Ultra Short
                                          High Yield   Government     Tax-Exempt   Intermediate   Tax-Exempt   Duration
                                 Bond        Bond         Bond           Bond          Bond          Bond        Bond
-------------------------------------------------------------------------------------------------------------------------
Management Fees                  0.50%       0.45%       0.45%         0.45%          0.55%         0.45%       0.20%
Shareholder Servicing Fee        0.05        0.05        0.05          0.05           0.05          0.05        0.05
Other Expenses                   0.19        0.30        0.57          0.17           0.16          0.25        0.30
-------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES               0.74%       0.80%       1.07%         0.67%          0.76%         0.75%       0.55%
Contractual Fee Waiver 2        (0.05)      (0.05)      (0.05)        (0.05)         (0.05)        (0.05)      (0.05)
Expense Reduction               (0.09)         --       (0.52)        (0.02)         (0.01)        (0.10)         --
-------------------------------------------------------------------------------------------------------------------------
NET ANNUAL FUND
OPERATING EXPENSES               0.60%       0.75%       0.50%         0.60%          0.70%         0.60%       0.50%
-------------------------------------------------------------------------------------------------------------------------


      1 Expenses have been restated to reflect changes in contractual fee rates of the new investment adviser, administrator and other service providers to the Funds. The Fund's investment adviser has contractually agreed to limit the total operating expenses of the Bond Fund to 0.60%, the Intermediate Government Bond Fund to 0.50%, the Intermediate Tax-Exempt Bond Fund to 0.60%, the Short/Intermediate Bond Fund to 0.70%, the Tax Exempt Bond Fund to 0.60%, and the Ultra Short Duration Bond Fund to 0.50% until December 31, 2007.

      2 Phoenix Equity Planning Corporation has contractually agreed to waive the 0.05% Shareholder Servicing Fee until April 30, 2007.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                            Intermediate   Intermediate      Short/                      Ultra Short
                                High Yield   Government     Tax-Exempt    Intermediate     Tax-Exempt     Duration
                      Bond         Bond         Bond           Bond           Bond            Bond          Bond
--------------------------------------------------------------------------------------------------------------------
One Year              $ 61         $ 77       $   51           $ 61           $ 72            $ 61          $ 51
--------------------------------------------------------------------------------------------------------------------
Three Years            217          250          252            206            236             219           171
--------------------------------------------------------------------------------------------------------------------
Five Years             392          439          504            365            416             396           302
--------------------------------------------------------------------------------------------------------------------
Ten Years              900          985        1,226            827            936             911           684
--------------------------------------------------------------------------------------------------------------------


                       PHOENIX INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

             INTRODUCTION TO THE PHOENIX INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

       These Funds invest in short-term money market securities issued by banks, other U.S. corporations, the U.S. Government, state or local governments, and other entities. These securities may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?
--------------------------------------------------------------------------------

Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o     Buy only high-quality, short-term money market instruments

o     Buy securities with remaining maturities no longer than 397 days


--------------------------------------------------------------------------------

Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Phoenix Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's principal investment strategies and risks are discussed in this prospectus. Other investment practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 34.

--------------------------------------------------------------------------------

                  PHOENIX INSIGHT GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);

o securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and

o     repurchase agreements backed by any of the foregoing securities.

The Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 34)

o     Counterparty risk

o     Credit risk

o     Income risk

o     Manager risk

o     Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

5.24    5.48    5.43    5.04    6.24    4.04    1.65    1.02     1.23     3.06
------------------------------------------------------------------------------
 96      97      98      99      00      01      02      03       04       05

BEST QUARTER: Q4 2000 1.61%     WORST QUARTER: Q3 2003 0.22%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
-------------------------------------------------------------
                              1 Year      5 Years    10 Years
-------------------------------------------------------------
GOVERNMENT MONEY
MARKET FUND                    3.06%       2.19%       3.83%
=============================================================

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 4.17%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                        PHOENIX INSIGHT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 34)

o     Counterparty risk

o     Credit risk

o     Foreign securities risk

o     Income risk

o     Manager risk

o     Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

  5.38    5.66    5.61    5.29    6.46    4.21    1.83    1.10    1.29    3.15
  ----------------------------------------------------------------------------
   96      97      98      99      00      01      02      03      04      05

BEST QUARTER: Q4 2000 1.66%     WORST QUARTER: Q1 2004 0.24%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
-------------------------------------------------------------
                              1 Year      5 Years    10 Years
-------------------------------------------------------------
MONEY MARKET FUND              3.15%       2.31%       3.98%
=============================================================

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 4.20%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that generate income that is generally exempt from federal income tax and are not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund will invest primarily in U.S. dollar-denominated high-quality municipal securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 34)

o     Counterparty risk

o     Credit risk

o     Income risk

o     Manager risk

o     Municipal market risk

o     Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(AS OF 12/31 EACH YEAR)

                                  [BAR CHART]

3.19    3.47    3.35    3.07    3.94    2.70    1.35     0.90     1.00     2.23
--------------------------------------------------------------------------------
 96      97      98      99      00      01      02       03       04       05

BEST QUARTER: Q4 2000 1.03%     WORST QUARTER: Q3 2003 0.19%

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIODS ENDING 12/31/05)
-------------------------------------------------------------
                              1 Year      5 Years    10 Years
-------------------------------------------------------------
TAX-EXEMPT MONEY
MARKET FUND                    2.23%       1.63%       2.51%
=============================================================

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 3.20%. AS OF THE SAME DATE, THE EFFECTIVE TAX-EQUIVALENT SEVEN-DAY YIELD FOR THE FUND WAS 4.44%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each risk is described in detail below.

----------------------------------------------------------------------------
                               Government                        Tax-Exempt
RISKS FOR ONE                     Money            Money            Money
OR MORE FUNDS                  Market Fund      Market Fund      Market Fund
----------------------------------------------------------------------------
Counterparty                       P                 P                P
----------------------------------------------------------------------------
Credit                             P                 P                P
----------------------------------------------------------------------------
Foreign securities                                   P
----------------------------------------------------------------------------
Income                             P                 P                P
----------------------------------------------------------------------------
Manager                            P                 P                P
----------------------------------------------------------------------------
Municipal market                                                      P
----------------------------------------------------------------------------
Principal stability                P                 P                P
----------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o     The investment objective

o     The Fund's ability to achieve its objective

o     The markets in which the Fund invests

o     The investments the Fund makes in those markets

o     Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                     FEES AND EXPENSES - MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Phoenix Insight Money Market Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
-------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                           None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                None
REDEMPTION FEE                                                             None
-------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as
a % of average net assets)
-------------------------------------------------------------------------------------------
                                               Government         Money          Tax-Exempt
                                              Money Market        Market        Money Market
--------------------------------------------------------------------------------------------
Management Fees                                   0.10%            0.10%             0.10%
Shareholder Servicing Fee                         0.05             0.05              0.05
Other Expenses                                    0.09             0.08              0.08
--------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES              0.24%            0.23%             0.23%
Contractual Fee Waiver 2                         (0.05)           (0.05)            (0.05)
--------------------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                0.19%            0.18%             0.18%
--------------------------------------------------------------------------------------------


      1 Expenses have been restated to reflect changes in contractual fee rates of the new administrator and other service providers to the Funds.

      2 Phoenix Equity Planning Corporation has contractually agreed to waive the 0.05% Shareholder Servicing Fee until April 30, 2007.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                           Government        Money         Tax-Exempt
                          Money Market       Market       Money Market
----------------------------------------------------------------------
One Year                      $ 19            $ 18            $ 18
----------------------------------------------------------------------
Three Years                     72              69              69
----------------------------------------------------------------------
Five Years                     130             124             124
----------------------------------------------------------------------
Ten Years                      301             288             288
----------------------------------------------------------------------

                            OTHER RISK CONSIDERATIONS
--------------------------------------------------------------------------------

EQUITY FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Equity Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail starting on page 14.


------------------------------------------------------------------------------------------------------------------------------------
                                       Core      Emerging                                        Small-Cap     Small-Cap   Small-Cap
RISKS FOR ONE             Balanced    Equity      Markets    Equity      Index   International    Growth      Opportunity    Value
OR MORE FUNDS               Fund       Fund        Fund       Fund       Fund        Fund          Fund          Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
Allocation                    P
------------------------------------------------------------------------------------------------------------------------------------
Counterparty                  O          O           O          O          O           O             O             O           O
------------------------------------------------------------------------------------------------------------------------------------
Credit                        P                      O                                 O
------------------------------------------------------------------------------------------------------------------------------------
Currency rate                 O                      P                                 P
------------------------------------------------------------------------------------------------------------------------------------
Emerging markets                                     P                                 O
------------------------------------------------------------------------------------------------------------------------------------
Foreign securities            O          O           P          O                      P             O             O           O
------------------------------------------------------------------------------------------------------------------------------------
Geographic concentration                             P                                 P
------------------------------------------------------------------------------------------------------------------------------------
Industry concentration                               O                                 O             P
------------------------------------------------------------------------------------------------------------------------------------
Interest rate                 P                      O                     O           O
------------------------------------------------------------------------------------------------------------------------------------
Leverage                      O          O           O          O          P           O             O             O           O
------------------------------------------------------------------------------------------------------------------------------------
Manager                       P          P           P          P          P           P             P             P           P
------------------------------------------------------------------------------------------------------------------------------------
Market                        P          P           P          P          P           P             P             P           P
------------------------------------------------------------------------------------------------------------------------------------
Prepayment                    P
------------------------------------------------------------------------------------------------------------------------------------
Small company                 O                                                        O             P             P           P
------------------------------------------------------------------------------------------------------------------------------------
Small and medium
company                                              P
------------------------------------------------------------------------------------------------------------------------------------
Value Stocks                                         P                                 P
------------------------------------------------------------------------------------------------------------------------------------
Volatility                    O          P           P          P          O           P             P             P           P
------------------------------------------------------------------------------------------------------------------------------------


FIXED INCOME FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Fixed Income Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail starting on page 27.


------------------------------------------------------------------------------------------------------------------------------
                                          High       Intermediate   Intermediate       Short/                      Ultra Short
RISKS FOR ONE                             Yield       Government     Tax-Exempt     Intermediate    Tax-Exempt      Duration
OR MORE FUNDS           Bond Fund       Bond Fund      Bond Fund      Bond Fund       Bond Fund      Bond Fund      Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Counterparty                O               O              O              O               O              O              O
------------------------------------------------------------------------------------------------------------------------------
Credit                      P               P              P              P               P              P              P
------------------------------------------------------------------------------------------------------------------------------
Foreign securities          O               P              O                              P                             P
------------------------------------------------------------------------------------------------------------------------------
High yield securities       O               P                                             O
------------------------------------------------------------------------------------------------------------------------------
Income                      P               P              P              P               P              P              P
------------------------------------------------------------------------------------------------------------------------------
Interest rate               P               P              P              P               P              P              P
------------------------------------------------------------------------------------------------------------------------------
Leverage                    O               P              O              P               P              P              O
------------------------------------------------------------------------------------------------------------------------------
Long-term maturities        P               P
------------------------------------------------------------------------------------------------------------------------------
Manager                     P               P              P              P               P              P              P
------------------------------------------------------------------------------------------------------------------------------
Market                      O               O              O              O               O              O              O
------------------------------------------------------------------------------------------------------------------------------
Municipal market            O                                             P                              P              O
------------------------------------------------------------------------------------------------------------------------------
Prepayment                  P               P              P              P               P              P              O
------------------------------------------------------------------------------------------------------------------------------


                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Phoenix Investment Counsel, Inc. (PIC) is the Funds' investment adviser and is located at 56 Prospect Street, Hartford, CT 06115. PIC acts as the investment adviser for 15 fund companies totaling over 60 mutual funds and as adviser to institutional clients. PIC has acted as an investment adviser for over 70 years and has been the Funds' investment adviser since the date of this Prospectus. Subject to the direction of the Funds' Board of Trustees, PIC is responsible for managing the Funds' investment program, overseeing the Funds' sub-advisers and recommending their hiring, termination and replacement, and for the Funds' general operations. In the case of all of the Funds other than the Bond Fund, High Yield Bond Fund, Emerging Markets Fund and International Fund, PIC has appointed and oversees the activities of Harris Investment Management, Inc.
(HIM) as the investment sub-adviser. Prior to the date of this Prospectus, HIM was the Funds' investment adviser. In the case of the Bond Fund and the High Yield Bond Fund, PIC has appointed and oversees the activities of Seneca Capital Management LLC, as the investment sub-adviser. In the case of the Emerging Markets Fund and International Fund, PIC has appointed and oversees the activities of Vontobel Asset Management, Inc., as the investment sub-adviser. PIC is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. (PXP). PXP is a wholly-owned subsidiary of the Phoenix Companies, Inc., a publicly-traded company. As of December 31, 2005, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors.

ADVISORY FEES
--------------------------------------------------------------------------------

The following chart shows the investment advisory fees payable, before fee waivers, by each Fund during its last fiscal year to HIM, each Fund's investment adviser prior to the date of this Prospectus.

MANAGEMENT FEES PAYABLE
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)

Balanced Fund..............................................   0.50%
Core Equity Fund...........................................   0.70
Emerging Markets Fund......................................   1.25
Equity Fund................................................   0.70
Index Fund.................................................   0.20
International Fund.........................................   1.05
Small-Cap Growth Fund......................................   0.75
Small-Cap Opportunity Fund.................................   0.75
Small-Cap Value Fund.......................................   0.70
Bond Fund..................................................   0.65
High Yield Bond Fund.......................................   0.45
Intermediate Government Bond Fund..........................   0.45
Intermediate Tax-Exempt Bond Fund..........................   0.45
Short/Intermediate Bond Fund...............................   0.70
Tax-Exempt Bond Fund.......................................   0.45
Ultra Short Duration Bond Fund.............................   0.20

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

The following chart shows the investment advisory fees payable, before fee waivers, by each Fund to PIC, the current investment adviser to the Funds, beginning the date of this Prospectus.

MANAGEMENT FEES PAYABLE
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)

Balanced Fund..............................................   0.50%
Core Equity Fund...........................................   0.70
Emerging Markets Fund......................................   1.00
Equity Fund................................................   0.70
Index Fund.................................................   0.20
International Fund.........................................   0.85
Small-Cap Growth Fund......................................   0.75
Small-Cap Opportunity Fund.................................   0.75
Small-Cap Value Fund.......................................   0.70
Bond Fund..................................................   0.50
High Yield Bond Fund.......................................   0.45
Intermediate Government Bond Fund..........................   0.45
Intermediate Tax-Exempt Bond Fund..........................   0.45
Short/Intermediate Bond Fund...............................   0.55
Tax-Exempt Bond Fund.......................................   0.45
Ultra Short Duration Bond Fund.............................   0.20

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

The Subadvisory Agreement between PIC and HIM provides that PIC, will delegate to HIM the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds. HIM will furnish at its own expense the office facilities and personnel necessary to perform such services. The following chart shows the investment subadvisory fees payable to HIM by PIC with respect to each Fund sub-advised by HIM.

SUBADVISORY FEES PAYABLE TO HIM FROM PIC
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)

Balanced Fund..............................................   0.28%
Core Equity Fund...........................................   0.38
Equity Fund................................................   0.38
Index Fund.................................................   0.13
Small-Cap Growth Fund......................................  0.405
Small-Cap Opportunity Fund.................................  0.405
Small-Cap Value Fund.......................................   0.38
Intermediate Government Bond Fund..........................  0.255
Intermediate Tax-Exempt Bond Fund..........................  0.255
Short/Intermediate Bond Fund...............................  0.305
Tax-Exempt Bond Fund.......................................  0.255
Ultra Short Duration Bond Fund.............................   0.13

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.07% of each Fund's first $100 million of net assets plus 0.05% of the Fund's remaining net assets.

For each Fund, the subadvisory fee payable to HIM will be reduced by 50% of any reimbursements or waivers by PIC.

The Subadvisory Agreement between PIC and Vontobel provides that PIC will delegate to Vontobel the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds listed below. PIC pays Vontobel a subadvisory fee at the following annual rates (as a percentage of average net assets):

     Emerging Markets Fund:
         First $200 million                               0.50%
         Net assets over $200 million                     0.45%

     International Fund                                   0.425%

The Subadvisory Agreement between PIC and Seneca provides that PIC will delegate to Seneca the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds listed below. PIC pays Seneca a subadvisory fee at the following annual rates (as a percentage of average net assets):

     Bond Fund                                            0.25%

     High Yield Bond Fund                                 0.225%

In addition to those reflected in the tables of Annual Fund Operating Expenses, PIC may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. Those arrangements are voluntary and may be terminated at any time.

A discussion regarding the basis for the Board of Trustees' approving the advisory agreement with PIC, and the sub-advisory agreements with HIM, Vontobel and Seneca is expected to be in the Funds' semi-annual report to shareholders for the period ending June 30, 2006.

INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------

HARRIS INVESTMENT MANAGEMENT, INC.

HIM is a sub-adviser to all of the Funds, except Emerging Markets Fund, International Fund, Bond Fund and High Yield Bond Fund, and is located at 190 South LaSalle Street, 4th Floor, P. O. Box 755, Chicago, IL 60603. HIM has been an investment adviser since 1989. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM had approximately $21.7 billion in assets under management.

--------------------------------------------------------------------------------

VONTOBEL ASSET MANAGEMENT, INC.

Vontobel (formerly named Vontobel USA Inc.), located at 450 Park Avenue, New York, NY 10022, serves as sub-adviser to the Emerging Markets Fund and International Fund. Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. In addition to U.S. registered investment companies, Vontobel also acts as the adviser to five series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel. Vontobel has provided investment advisory services to mutual fund clients since 1990. As of December 31, 2005, Vontobel managed in excess of $4 billion. Vontobel, as sub-adviser, is responsible for day-to-day management of the Emerging Market Fund and International Fund. Vontobel manages each Fund's assets to conform with the investment policies as described in this prospectus.

--------------------------------------------------------------------------------

SENECA CAPITAL MANAGEMENT LLC

Seneca is the sub-adviser to the Bond Fund and High Yield Bond Fund and is located at 909 Montgomery Street, San Francisco, CA 94133. Seneca acts as sub-adviser to four fund companies totaling eight mutual funds and as investment adviser to institutions and individuals. As of December 31, 2005, Seneca had $10.7 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP), an investment adviser since 1989 and is a wholly-owned subsidiary of PXP. Seneca, as sub-adviser, is responsible for day-to-day management of the Bond Fund and High Yield Bond Fund portfolios. Seneca manages each Fund's assets to conform with the investment policies as described in this prospectus.

--------------------------------------------------------------------------------

Many persons on the staffs of the investment adviser and investment sub-advisers contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are jointly and primarily responsible for the Funds' day-to-day investment management.

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS OF THE PHOENIX INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

BALANCED FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER, HEAD OF EQUITIES AND PORTFOLIO MANAGER
(HIM)

Mr. Johnson joined HIM in 1990. He has served as manager of the Fund since it commenced operations in 1997 and has 36 years of experience in portfolio management. Mr. Johnson is also a manager of the Small-Cap Opportunity Fund.

LAURA ALTER, SENIOR PARTNER, HEAD OF FIXED INCOME AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 21 years of experience in the fixed-income investment area and has served as a manager of the Fund since 2005. Ms. Alter is also a manager of the Intermediate Government Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund and the Tax-exempt Bond Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has over 22 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Sido is also a manager of the Core Equity Fund, the Equity Fund, the Index Fund, and the Small-Cap Opportunity Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage- and asset-backed securities markets. She has 23 years of experience in the fixed-income market and was appointed as a manager of the Fund in May 2006. Ms. Svagera is also a manager of the Intermediate Government Bond Fund and the Short/Intermediate Bond Fund.

CORE EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes joined HIM in 1999. He has served as lead manager of the Fund since then and has 20 years of portfolio management, investment research and trust administration experience. Mr. Janes is also a manager of the Equity Fund, the Small-Cap Growth Fund and the Small-Cap Value Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido was appointed as a manager of the Fund in 2005. See information for the Balanced Fund.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 2006, Mr. Wimer over the past five years was Director of Quantitative Research at an investment management firm and also worked in investment model development, consulting, sales and marketing and risk analysis for a full service financial services firm. He has 11 years of total investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Wimer is also a manager of the Equity Fund and the Index Fund.

EMERGING MARKETS FUND

RAJIV JAIN, MANAGING DIRECTOR AND SENIOR VICE PRESIDENT (VONTOBEL)

Mr. Jain is a Senior Portfolio Manager in the International Equity Group and has 17 years of investment management experience. Mr. Jain joined Vontobel Asset Management, Inc. in 1994. Before joining Vontobel he held a portfolio management position at Swiss Bank Corporation. Mr. Jain was appointed as a manager of the Fund in May 2006.

EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as lead manager of the Fund since 2003. See information for the Balanced Fund.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Wimer was appointed as manager of the Fund in May 2006. See information for the Core Equity Fund.

INDEX FUND

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as lead manager of the Fund since 2004. See information for the Balanced Fund.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Wimer was appointed as manager of the Fund in May 2006. See information for the Core Equity Fund.

INTERNATIONAL FUND

RAJIV JAIN, MANAGING DIRECTOR AND SENIOR VICE PRESIDENT (VONTOBEL)

Mr. Jain was appointed as a manager of the Fund in May 2006. See information for Emerging Market Fund.

SMALL-CAP GROWTH FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a lead manager of the Fund since 2005. See information for the Core Equity Fund.

WILLIAM O. LESZINSKE, PRESIDENT AND CHIEF INVESTMENT OFFICER (HIM)

Mr. Leszinske joined HIM in 1995. He has served as a manager of the Fund since 2005 and has 38 years of portfolio management and investment research experience. Mr. Leszinske is also a manager of the Small-Cap Value Fund.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Prior to joining HIM in 2005, Mr. Lettenberger was a portfolio manager at an asset management firm with responsibility for institutional and mutual fund accounts. He has 8 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Lettenberger is also a manager of the Small-Cap Opportunity Fund and the Small-Cap Value Fund.

JASON BULINSKI, PRINCIPAL AND PORTFOLIO MANAGER

Prior to joining HIM in 2003, Mr. Bulinski was a credit associate for a large banking institution and served as co-manager of an endowment fund for a university. He has 4 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Bulinski is also a manager of the Small-Cap Opportunity Fund and the Small-Cap Value Fund.

TODD SANDERS, CFA, PRINCIPAL, PORTFOLIO MANAGER

Prior to joining HIM in 2006, Mr. Sanders was a portfolio manager for an investment management firm. He has a total of 14 years of industry experience, including portfolio management and quantitative analysis, and was appointed as a manager of the Fund in May 2006. Mr. Sanders is also a manager of the Small-Cap Opportunity and Small-Cap Value Funds.

SMALL-CAP OPPORTUNITY FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER, HEAD OF EQUITIES AND PORTFOLIO MANAGER
(HIM)

Mr. Johnson has served as a manager of the Fund since 2005. See information for the Balanced Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as a manager of the Fund since 2005. See information for the Balanced Fund.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Lettenberger was appointed as lead manager of the Fund in May 2006. See information for the Small-Cap Growth Fund.

JASON BULINSKI, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Bulinski was appointed as a manager of the Fund in May 2006. See information for Small-Cap Growth Fund.

TODD SANDERS, CFA, PRINCIPAL, PORTFOLIO MANAGER

Mr. Sanders was appointed as a manager of the Fund in May 2006. See information for the Small-Cap Growth Fund.

SMALL-CAP VALUE FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

WILLIAM O. LESZINSKE, PRESIDENT AND CHIEF INVESTMENT OFFICER (HIM)

Mr. Leszinske has served as a manager of the Fund since 2005. See information for the Small-Cap Growth Fund.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Lettenberger was appointed as lead manager of the Fund in May 2006. See information for the Small-Cap Growth Fund.

JASON BULINSKI, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Bulinski was appointed as a manager of the Fund in May 2006. See information for Small-Cap Growth Fund.

TODD SANDERS, CFA, PRINCIPAL, PORTFOLIO MANAGER

Mr. Sanders was appointed as a manager of the Fund in May 2006. See information for the Small-Cap Growth Fund.

PORTFOLIO MANAGERS OF THE PHOENIX INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

BOND FUND

ALBERT GUTIERREZ, FIXED INCOME CHIEF INVESTMENT OFFICER, EXECUTIVE COMMITTEE, CHAIR (SENECA)

Prior joining Seneca in 2002, Mr. Gutierrez headed the portfolio management, trading and investment systems at American General Investment Management, and served in a similar capacity for twelve years at Conseco Capital Management. Mr. Gutierrez was appointed as a manager of the Fund in May 2006. He is also a manager of the High Yield Bond Fund.

AL ALAIMO, FIXED INCOME PORTFOLIO MANAGER & DIRECTOR OF RESEARCH (SENECA)

Prior joining Seneca in 2001, Mr. Alaimo was Managing Director of Banc of America Securities LLC. Mr. Alaimo was appointed as a manager of the Fund in May 2006. He is also a manager of the High Yield Bond Fund.

ROBERT L. BISHOP, FIXED INCOME PORTFOLIO MANAGER AND TRADER

Prior to joining Seneca in 2002, Mr. Bishop was in Corporate Bond Sales with Merrill Lynch. He has 26 years of investment experience and was appointed as a manager of the Fund in May 2006.

ANDREW S. CHOW, FIXED INCOME PORTFOLIO MANAGER AND ANALYST

Prior to joining Seneca in 2002, Mr. Chow was a portfolio manager for a sizeable and highly ranked convertible bond fund at ING Pilgrim. Mr. Chow was appointed as a manager of the Fund in May 2006.

HIGH YIELD BOND FUND

ALBERT GUTIERREZ, FIXED INCOME CIO, EXECUTIVE COMMITTEE, CHAIR (SENECA)

Mr. Gutierrez was appointed as a manager of the Fund in May 2006. See information for the Bond Fund.

THOMAS N. HAAG, FIXED INCOME PORTFOLIO MANAGER (SENECA)

Prior to joining Seneca in 2002, Mr. Haag managed a large high yield fund, managed a high yield trading operation and led a distressed securities group. Mr. Haag was appointed as a manager of the Fund in May 2006.

AL ALAIMO, FIXED INCOME PORTFOLIO MANAGER & DIRECTOR OF RESEARCH (SENECA)

Mr. Alaimo was appointed as a manager of the Fund in May 2006. See information for the Bond Fund.

INTERMEDIATE GOVERNMENT BOND FUND

LAURA ALTER, SENIOR PARTNER, HEAD OF FIXED INCOME AND PORTFOLIO MANAGER (HIM)

Ms. Alter has served as a manager of the Fund since 2005. See information for the Balanced Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as lead manager of the Fund since 1997. See information for the Balanced Fund.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons joined HIM in 1995. She was appointed a manager of the Fund in May 2006 and has 26 years of fixed income portfolio management and sales experience. Ms. Lyons is also a manager of the Short/Intermediate Bond Fund.

INTERMEDIATE TAX-EXEMPT BOND FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 14 years of investment management experience and has served as a manager of the Fund since 2005. Ms. Keywell is also a manager of the Tax-Exempt Bond Fund, the Government Money Market Fund, the Money Market Fund and the Tax-Exempt Money Market Fund.

GEORGE W. SELBY, PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 23 years of municipal bond sales experience and has served as lead manager of the Fund since 1998. Mr. Selby is also a manager of the Tax-Exempt Bond Fund.

LAURA ALTER, SENIOR PARTNER, HEAD OF FIXED INCOME AND PORTFOLIO MANAGER (HIM)

Ms. Alter was appointed as a manager of the Fund in May 2006. See information for the Balanced Fund.

SHORT/INTERMEDIATE BOND FUND

LAURA ALTER, SENIOR PARTNER, HEAD OF FIXED INCOME AND PORTFOLIO MANAGER (HIM)

Ms. Alter has served as co-lead manager of the Fund since 1994. See information for the Balanced Fund.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons has served as a manager of the Fund since 2005. See information for the Intermediate Government Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as co-lead manager of the Fund since 1996. See information for the Balanced Fund.

TAX-EXEMPT BOND FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell has served as a manager of the Fund since 2005. See information for the Intermediate Tax-Exempt Bond Fund.

GEORGE W. SELBY, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Selby has served as lead manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.

LAURA ALTER, SENIOR PARTNER, HEAD OF FIXED INCOME AND PORTFOLIO MANAGER (HIM)

Ms. Alter was appointed as a manager of the Fund in May 2006. See information for the Balanced Fund.

ULTRA SHORT DURATION BOND FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and has served as a manager of the Fund since 2005. Mr. Arts is also a manager of the Government Money Market Fund, the Money Market Fund, and the Tax-Exempt Money Market Fund.

MARK HEUER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 2000, Mr. Heuer was employed by a Chicago-area money-management firm where he was responsible for the oversight of all cash investments, including cash management, forecasting, controlled disbursements and risk management. He has 22 years of investment management experience and has served as lead manager of the Fund since 2004.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Eager is also a manager of the Government Money Market Fund, the Money Market Fund and the Tax-Exempt Money Market Fund.

PORTFOLIO MANAGERS OF THE PHOENIX INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as lead manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager has served as a manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed as a manager of the Fund in May 2006. See information for the Intermediate Tax-Exempt Bond Fund.

MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as lead manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager has served as a manager of the Fund since 2004. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed as a manager of the Fund in 2006. See information for the Intermediate Tax-Exempt Bond Fund.

TAX-EXEMPT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell has served as lead manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager was appointed as a manager of the Fund in May 2006. See information for the Government Money Market Fund.

The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
--------------------------------------------------------------------------------

Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV
--------------------------------------------------------------------------------

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

NON-MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The NAV is calculated as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time). The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value.

If market quotations are not readily available or where available prices are not reliable, the Funds determine a "fair value" for an investment according to policies and procedures approved by the Trust's Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation;
(iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the adviser/sub-adviser, reflect the security's market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; and (viii) securities where the market quotations are not readily available as a result of "significant" events. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of any portfolio security held by a Fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security's "fair value" on the valuation date (i.e., the amount that the Fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services;
(iv) an analysis of the issuer's financial statements; (v) trading volumes on markets, exchanges or among dealers; (vi) recent news about the security or issuer; (vii) changes in interest rates; (viii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (ix) whether two or more dealers with whom the adviser regularly effects trades are willing to purchase or sell the security at comparable prices; (x) other news events or relevant matters; (xi) government (domestic or foreign) actions or pronouncements; and (xii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Fund's fair valuation procedures, may not reflect such security's market value.

MONEY MARKET FUNDS
--------------------------------------------------------------------------------

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional shares are sold to the following investors:

o     Fiduciary and discretionary accounts of institutions

o Financial institutions, such as banks, savings institutions and credit unions

o     Pension and profit sharing and employee benefit plans and trusts

o     Insurance companies

o     Investment companies

o     Investment advisers

o Broker/dealers investing for their own accounts or for the accounts of other institutional investors

Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, PIC, HIM and its affiliated banks, the distributor and PIC or HIM's other investment advisory clients.

OPENING A NEW ACCOUNT
--------------------------------------------------------------------------------

There are three convenient ways to invest in the Phoenix Insight Funds.

--------------------------------------------------------------------------------
BY MAIL

Complete and sign an application for Institutional Shares.

Make your check payable to the Phoenix Insight Funds.

If you are adding to your existing account, indicate your Fund account number directly on the check.

Mail your application and check to: Phoenix Insight Funds c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

--------------------------------------------------------------------------------
BY BANK WIRE

Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

Please be sure to furnish your taxpayer identification number.

Then wire your investment to:
  PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
  For Credit To: Phoenix Insight Funds 8550932950
  Re: [Name of Fund] -- Institutional Shares
  Account No.:
  Account Name:
  Taxpayer ID No.:

If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By mail."

The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.
--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.
--------------------------------------------------------------------------------

The Phoenix Insight Funds' Institutional Shares requires a minimum investment of $100,000 to initiate an investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for (a) rollover accounts from existing clients of HIM or its affiliates for which retirement plan services are currently provided; and (b) certain mutual fund wrap programs that offer asset allocation services and whose clients will, in the aggregate, invest at least $100,000. At the discretion of Fund management, accounts of clients of a financial institution or professional may be aggregated to meet the minimum requirement.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after proper receipt of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares.

Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf. This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by PIC at its own expense.

Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

ADDITIONAL COMPENSATION TO YOUR FINANCIAL INSTITUTION
--------------------------------------------------------------------------------

The Funds' Distributor, from time to time, may, at its own expense and from its own resources, provide additional cash payments to financial institutions that sell shares of the Funds. These financial institutions provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives of financial institutions, inclusion of the Funds on a sales list, or other sales program. Financial institutions include financial advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of HIM and PIC.

MORE ABOUT BUYING SHARES
--------------------------------------------------------------------------------

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION
--------------------------------------------------------------------------------
The Funds are open for business each day the NYSE is open for regular session trading. The NYSE is scheduled to be closed on:
--------------------------------------------------------------------------------
New Year's Day                      Good Friday              Labor Day
Martin Luther King, Jr. Day         Memorial Day             Thanksgiving Day
Presidents' Day                     Independence Day         Christmas Day
--------------------------------------------------------------------------------
You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY
--------------------------------------------------------------------------------

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------
BY MAIL AND CHECK

You may sell shares by writing the Funds at: Phoenix Insight Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
BY TELEPHONE AND CHECK

If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

A check for your proceeds will be mailed to you.
--------------------------------------------------------------------------------
BY TELEPHONE AND BANK WIRE

If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.
--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

Except for the Money Market Funds, each Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

REDEMPTION FEE
--------------------------------------------------------------------------------

Each of the Equity Funds and the Fixed Income Funds (other than the Ultra Short Duration Bond Fund) is intended for long-term investors. Investors who engage in frequent exchanges or purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Equity Funds and the Fixed Income Funds (other than the Ultra Short Duration Bond Fund) will assess a redemption fee in the amount of 2.00% on redemptions or exchanges of Fund shares that have been held for 30 days or less from the time of purchase. In calculating the redemption fee, the Funds currently use the "first in, first-out" method, but reserve the right, after notice to shareholders, to change that methodology. Redemption fees are not sales loads or contingent deferred sales loads.

The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. Upon satisfactory documentation confirming eligibility for a waiver, the redemption fee will be waived for any redemption due to: (a) the death or disability of the account holder after the date of purchase; (b) compliance with a court order; (c) termination or dissolution of a qualified retirement plan; (d) hardship withdrawal under applicable laws and regulations; or (e) other reasons as approved by Fund management in accordance with procedures approved by the Board of Trustees.

The redemption fee also will not be assessed against Fund shares held through certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts; and certain intermediaries that do not have, or report to the Funds, sufficient information to impose a redemption fee on their customers' accounts.

If you believe you qualify for a waiver from the redemption fee, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds' method. You should contact their financial institution or professional or refer to their plan documents for more information on how the redemption fee is applied to your Fund shares.

Certain intermediaries may impose restrictions on the activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, reporting information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to enforce such restrictions with respect to accounts traded through particular intermediaries can be limited depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary.

MORE ABOUT REDEMPTIONS
--------------------------------------------------------------------------------

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent or your financial institution. Your order will be processed and a check for the proceeds, less any redemption fee that will be applicable, will be mailed to you promptly.

Payment by wire will be sent as follows:

o For all Funds other than the Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be generally sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a Fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

SIGNATURE GUARANTEES

The Funds require Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is:

o     Payable to anyone other than the shareholder(s) of record;

o     To be mailed to an address other than the address of record; or

o     To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Signature Guarantee from a notary republic.

CHECKWRITING (FOR THE MONEY MARKET FUND ONLY)

Checkwriting is available for the Phoenix Insight Money Market Fund. If you are an investor in the Fund and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Phoenix Insight Funds at 800.982.8782 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Fund and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
--------------------------------------------------------------------------------

EXCHANGING SHARES

You can exchange your Institutional Shares of a Fund for Institutional Shares of any other Phoenix Insight Fund, provided that:

o     Your account registration for both Funds is the same,

o     The shares you wish to buy are registered for sale in your home state, and

o You have made no more than five exchanges out of the Fund during a calendar year. This limitation does not apply to exchanges out of each of the Money Market Funds.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than five exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be counted together for purposes of the five-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. (See your plan materials for further information.) Certain accounts, commonly known as omnibus accounts, typically hold shares of multiple investors whose identities are unknown to the Funds. To the extent that the Funds must rely on the cooperation of the omnibus account holders, the Funds may not be able to enforce the five-exchange limit.

Each Fund reserves the right to refuse an exchange by any person or group if, in PEPCO's or PIC's judgment, the Fund to be purchased would be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

Because an exchange of shares is considered to be a redemption and a purchase of shares, the procedures that apply to redeeming shares also apply to exchanging shares. Exchanging shares held for less than 30 days will be subject to the 2.00% redemption fee.

MARKET TIMING

"Market timing" or "excessive trading" refers to a pattern of frequent purchases and sales of Fund shares in an attempt to profit from short-term market movements. Market timing can create risk for long-term shareholders because it may result in dilution of the value of Fund shares, disrupt portfolio management and increase Fund expenses. These risks are greater when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE. Market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value.

The Funds discourage, and will take reasonable steps to prevent or minimize, to the extent practicable, frequent purchases and redemptions of shares of each of the Equity Funds and the Fixed Income Funds (except for the Ultra Short Duration Bond Fund). The Funds do not accommodate frequent purchases and sales of those Funds' shares (except as described below). However, there can be no assurance that these steps will prevent market timing or other trading that may be deemed abusive.

The Funds' Board of Trustees has adopted policies and procedures to discourage market timing, including the imposition of a 2.00% redemption fee (described in the section titled Redemption Fee) and limiting the number of exchanges a shareholder may make out of a Fund (other than a Money Market Fund) to five exchanges per calendar year. For more information on exchanges, see the section titled Exchanging Shares. The Funds may temporarily or permanently terminate the exchange privilege of any investor who exceeds such limit. The Funds have the right to reject, delay, limit or impose other conditions on purchases and to close or otherwise to limit investor's activity in the Funds.

The Funds will take reasonable steps to attempt to identify market timers. In identifying market timers, the Funds may also consider activity of accounts that it reasonably believes to be under common ownership or control. The Funds reserve the right to prohibit any purchase order (including by exchange) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the Funds, or exchanges between or among the Funds, that indicate trading that is inconsistent with the long-term investment purpose of the Fund or would otherwise adversely effect one or more Funds.

To the extent that the Funds are unable to identify market timers effectively, long-term shareholders may be adversely affected. Although the Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors, and such accounts typically provide the Funds with a net purchase or redemption order on any given day. Purchases and redemptions of Fund shares by many shareholders within an omnibus account are netted against one another, so that identities of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers and there can be no assurance that the Funds will be able to do so.

Certain Funds are intended for short-term investment, are not monitored for market timers and do not prohibit such short-term trading activity. Those Funds are the Money Market Fund, the Government Money Market Fund, the Tax-Exempt Money Market Fund, and the Ultra Short Duration Bond Fund.

In addition to rejecting purchase orders (including by exchange) in connection with suspected market timing activities, the Funds may reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not believe to be in the best interests of a Fund and/or its shareholder or if it determines the trading to be abusive. Your financial institution may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o     An annual account statement

o     A quarterly consolidated statement

o     A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for each Fund as of the end of each month is available 10 days after month-end on the Funds' website at PhoenixFunds.com. The information will remain on the Funds' website until at least 60 days after the end of the quarter in which the list of portfolio holdings became available. Additional information about the Funds' Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:

--------------------------------------------------------------------------------
  FUND                                             DECLARED AND PAID
--------------------------------------------------------------------------------
  Balanced Fund                                    Quarterly
  Core Equity Fund                                 Annually
  Emerging Markets Fund                            Annually
  Equity Fund                                      Quarterly
  Index Fund                                       Quarterly
  International Fund                               Annually
  Small-Cap Growth Fund                            Annually
  Small-Cap Opportunity Fund                       Annually
  Small-Cap Value Fund                             Annually
  Bond Fund                                        Daily/Monthly
  High Yield Bond Fund                             Daily/Monthly
  Intermediate Government Bond Fund                Daily/Monthly
  Intermediate Tax-Exempt Bond Fund                Daily/Monthly
  Short/Intermediate Bond Fund                     Daily/Monthly
  Tax-Exempt Bond Fund                             Daily/Monthly
  Ultra Short Duration Bond Fund                   Daily/Monthly
  Government Money Market Fund                     Daily/Monthly
  Money Market Fund                                Daily/Monthly
  Tax-Exempt Money Market Fund                     Daily/Monthly
--------------------------------------------------------------------------------

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net SHORT-TERM capital gains (except "exempt-interest dividends") are taxable to you as ordinary income, except that "qualified dividend income" (as defined in the Internal Revenue Code) of a non-corporate taxpayer is taxable at the same rate as long-term capital gains.

o Distributions of net LONG-TERM capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

MULTIPLE CLASSES
--------------------------------------------------------------------------------

Each of the Small-Cap Growth Fund and Ultra Short Duration Bond Fund offers one class of shares: Institutional Shares. Each of the Index Fund, Government Money Market Fund and Tax-Exempt Money Market Fund offers two classes of shares: N Shares and Institutional Shares. Each of the Balanced Fund, Core Equity Fund, Emerging Markets Fund, Equity Fund, International Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Bond Fund, High Yield Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund, and Tax-Exempt Bond Fund offers three classes of shares: A Shares, N Shares and Institutional Shares. The Money Market Fund offers three classes of shares: N Shares, Exchange Shares and Institutional Shares. Exchange Shares are offered by a separate prospectus. A Shares and N Shares are offered by a combined separate prospectus.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                                  TERMS TO KNOW
--------------------------------------------------------------------------------

ALTERNATIVE MINIMUM TAX (AMT)

A federal tax system designed to ensure that individuals, trusts, estates and companies pay at least some federal income tax.

ASSET-BACKED SECURITIES

Securities collateralized by credit card loans or other accounts receivable.

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

CONVERTIBLE SECURITIES

Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

o     When equity markets go up, they tend to rise in price

o When interest rates rise, they tend to decline relatively less in price than long-term bonds

CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or by a fund adviser's independent analysis. The lower the rating, the greater the chance - in the rating agency's or adviser's opinion - that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment grade.

DEPOSITARY RECEIPTS

Securities that typically are issued by a financial institution or depository, and represent interests in underlying securities that have been deposited with the depository by a U.S. or foreign issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY OR DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY

An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

DURATION

The number of years required to receive the present value of future payments, both of interest and principal, of a bond; often used as an indicator of a bond's price volatility resulting from changes in interest rates. The greater the duration of a security, the greater its percentage price volatility.

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

HIGH-YIELD BONDS

High-yield bonds, or "junk bonds", are bonds issued by companies or other entities whose ability to pay interest and principal on their debts in a timely manner is considered questionable. Such bonds are rated "below investment grade" by independent rating agencies. Because they are riskier than investment grade bonds, high-yield bonds typically must pay more interest to attract investors. Some high-yield bonds are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Some high-yield bonds were once rated as investment-grade but have been downgraded to junk-bond status because of financial difficulties experienced by their issuers. Conversely, an issuer's improving financial condition may result in an upgrading of its junk bonds to investment-grade status.

LEHMAN BROTHERS AGGREGATE BOND INDEX

An index measuring the total return of approximately 6,500 U.S. bonds.

MARKET CAPITALIZATION

The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

MORTGAGE-BACKED SECURITIES

Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES

Bonds issued by state and local governments to finance operations or projects. These securities make interest payments that are generally exempt from federal income tax.

REPURCHASE AGREEMENTS

Contracts in which a bank or broker/dealer sells securities, with a promise to buy back the securities on a specified date (generally the next business day) at a specified price.

S&P 500 STOCK INDEX FUTURES CONTRACTS

Agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of the S&P 500 on a specified future date. Purchasers of index futures contracts may participate in the performance of the securities included in the index without committing the full amount of capital required to purchase all of the individual securities.

STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))

An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.

ZERO-COUPON SECURITIES

Securities that do not pay a stated interest rate but are sold at a deep discount to their value at maturity. The difference between a security's discounted price and its full value at maturity represents the payment of interest.

                       This page left blank intentionally

                                  54-55 Spread

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.

These financial highlights should be read with the financial statements.


                               NET                        NET
                              ASSET                   REALIZED AND    DISTRIBUTIONS   DISTRIBUTIONS     REDEMPTION
                              VALUE        NET         UNREALIZED       FROM NET        FROM NET      FEES ADDED TO
                            BEGINNING   INVESTMENT    GAIN/(LOSS)      INVESTMENT       REALIZED         PAID-IN
                            OF PERIOD     INCOME     ON INVESTMENTS      INCOME           GAINS          CAPITAL
--------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
12/31/05                     $  14.99    $  0.296       $  0.812        $ (0.295)       $ (1.083)        $     --
12/31/04                        13.50       0.272          1.504          (0.272)         (0.014)              --
12/31/03                        11.54       0.251          1.958          (0.249)             --               --
12/31/02                        13.01       0.310         (1.470)         (0.310)             --               --
12/31/01                        13.27       0.362         (0.216)         (0.364)         (0.042)              --

----------------
CORE EQUITY FUND
----------------
12/31/05                     $  21.91    $  0.117       $  1.837        $ (0.123)       $ (2.551)        $     --
12/31/04                        20.44       0.144          2.544          (0.134)         (1.084)              --
12/31/03                        15.73       0.083          4.710          (0.083)             --               --
12/31/02                        20.96       0.053         (4.953)         (0.052)         (0.278)              --
12/31/01                        24.84       0.031         (3.031)         (0.025)         (0.855)              --

---------------------
EMERGING MARKETS FUND
---------------------
12/31/05                     $  11.01    $  0.145       $  3.151        $ (0.112)       $ (1.764)        $     --
12/31/04                        10.03       0.106          1.843          (0.110)         (0.860)           0.001(4)
12/31/03                         6.66       0.046          3.355          (0.033)             --            0.002(4)
12/31/02                         6.80       0.019         (0.148)         (0.015)             --            0.004(4)
12/31/01                         6.88       0.043         (0.085)         (0.038)             --               --

-----------
EQUITY FUND
-----------
12/31/05                     $  13.44    $  0.170       $  1.513        $ (0.173)       $ (1.070)        $     --
12/31/04                        11.48       0.111          1.961          (0.112)             --               --
12/31/03                         8.98       0.065          2.501          (0.066)             --               --
12/31/02                        11.43       0.056         (2.449)         (0.057)             --               --
12/31/01                        12.55       0.062         (0.426)         (0.062)         (0.694)              --

----------
INDEX FUND
----------
12/31/05                     $  22.09    $  0.380       $  0.808        $ (0.369)       $ (3.224)        $  0.005(4)
12/31/04                        21.55       0.362          1.844          (0.357)         (1.309)              --
12/31/03                        18.06       0.275          4.726          (0.275)         (1.236)              --
12/31/02                        23.91       0.244         (5.501)         (0.243)         (0.350)              --
12/31/01                        28.39       0.241         (3.742)         (0.242)         (0.737)              --

------------------
INTERNATIONAL FUND
------------------
12/31/05                     $  15.70    $  0.214       $  1.919        $ (0.193)       $     --         $     --
12/31/04                        13.63       0.135          2.081          (0.146)             --               --
12/31/03                         9.81       0.165          3.800          (0.160)             --            0.015(4)
12/31/02                        11.54       0.092         (1.808)         (0.068)             --            0.054(4)
12/31/01                        14.36       0.055         (2.825)         (0.050)             --               --

                                                                                         RATIO OF        RATIO OF
                               NET                        NET                            EXPENSES          NET
                              ASSET                      ASSETS           RATIO OF      TO AVERAGE      INVESTMENT
                              VALUE                      END OF         EXPENSES TO     NET ASSETS        INCOME      PORTFOLIO
                              END OF       TOTAL         PERIOD         AVERAGE NET     (EXCLUDING      TO AVERAGE    TURNOVER
                              PERIOD      RETURN         (000)            ASSETS         WAIVERS)       NET ASSETS      RATE
--------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
12/31/05                     $  14.72        7.45%      $ 71,570            0.79%          0.84%           1.95%        61.49%
12/31/04                        14.99       13.32         64,065            0.88           0.95            1.94         65.60
12/31/03                        13.50       19.33         56,553            0.88           1.04            2.05         76.53
12/31/02                        11.54       (9.02)        47,015            0.88           1.12            2.50         69.89
12/31/01                        13.01        1.21         52,552            0.88           1.10            2.77         65.21

----------------
CORE EQUITY FUND
----------------
12/31/05                     $  21.19        8.97%      $135,587            0.93%          0.97%           0.54%        79.92%
12/31/04                        21.91       13.32        128,125            1.00           1.02            0.67         83.50
12/31/03                        20.44       30.49        127,233            1.10           1.23            0.47         76.15
12/31/02                        15.73      (23.54)        98,487            1.10           1.24            0.27         67.66
12/31/01                        20.96      (12.31)       150,175            1.10           1.21            0.14         41.63

---------------------
EMERGING MARKETS FUND
---------------------
12/31/05                     $  12.43       31.23%      $329,081            1.45%          1.60%           1.20%        42.91%
12/31/04                        11.01       20.04        302,250            1.58           1.60            0.92         49.13
12/31/03                        10.03       51.11        289,492            1.58           1.61            0.83         19.99
12/31/02                         6.66       (1.84)        96,652            1.66           1.71            0.41         34.20
12/31/01                         6.80       (0.60)        40,063            1.74           1.89            0.78         26.93

-----------
EQUITY FUND
-----------
12/31/05                     $  13.88       12.52%      $261,584            0.87%          0.91%           1.20%        62.67%
12/31/04                        13.44       18.14        244,336            0.94           0.94            0.91         72.72
12/31/03                        11.48       28.68        229,673            0.94           0.96            0.63         81.21
12/31/02                         8.98      (20.99)       238,301            0.95           0.97            0.53         61.83
12/31/01                        11.43       (3.00)       313,186            0.94           0.95            0.51         77.79

----------
INDEX FUND
----------
12/31/05                     $  19.69        5.38%      $ 76,163            0.40%          0.45%           1.45%         6.34%
12/31/04                        22.09       10.48        311,422            0.43           0.43            1.59          2.67
12/31/03                        21.55       28.11        353,889            0.43           0.47            1.37          1.72
12/31/02                        18.06      (22.21)       354,499            0.45           0.53            1.18          6.42
12/31/01                        23.91      (12.30)       432,923            0.45           0.50            0.93          4.26

------------------
INTERNATIONAL FUND
------------------
12/31/05                     $  17.64       13.60%      $242,629            1.19%          1.34%           1.33%        44.03%
12/31/04                        15.70       16.48        210,109            1.33           1.35            0.96         27.84
12/31/03                        13.63       40.44        171,921            1.36           1.39            1.40         35.15
12/31/02                         9.81      (14.41)       141,034            1.40           1.43            0.85         22.38
12/31/01                        11.54      (19.29)       177,337            1.36           1.37            0.75         38.32


                                  56-57 Spread


                               NET                        NET
                              ASSET                   REALIZED AND    DISTRIBUTIONS   DISTRIBUTIONS     REDEMPTION
                              VALUE         NET        UNREALIZED       FROM NET        FROM NET      FEES ADDED TO
                            BEGINNING   INVESTMENT    GAIN/(LOSS)      INVESTMENT       REALIZED         PAID-IN
                            OF PERIOD     INCOME     ON INVESTMENTS      INCOME           GAINS          CAPITAL
--------------------------------------------------------------------------------------------------------------------
---------------------
SMALL-CAP GROWTH FUND
---------------------
12/31/05                     $  13.71    $ (0.025)      $  0.512        $     --        $ (0.637)        $     --
12/31/04                        11.39      (0.064)         2.384              --              --               --
12/31/03                         7.68      (0.044)         3.754              --              --               --
12/31/02                         9.68      (0.032)        (1.968)             --              --               --
01/09/01(3) to 12/31/01         10.00      (0.014)        (0.306)             --              --               --

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
12/31/05                     $  24.64    $  0.042       $  1.133        $ (0.045)       $ (4.294)        $  0.004(4)
12/31/04                        22.74       0.083          5.161          (0.059)         (3.322)           0.037(4)
12/31/03                        15.12      (0.024)         7.881              --          (0.238)           0.001(4)
12/31/02                        17.70      (0.086)        (2.496)             --              --            0.002(4)
12/31/01                        19.88      (0.119)        (1.792)             --          (0.269)              --

--------------------
SMALL-CAP VALUE FUND
--------------------
12/31/05                     $  50.67    $  0.266       $  4.246        $ (0.241)       $ (7.581)        $  0.040(4)
12/31/04                        45.10       0.333         12.228          (0.274)         (6.826)           0.109(4)
12/31/03                        31.79       0.408         13.260          (0.360)             --            0.002(4)
12/31/02                        36.88       0.154         (4.814)         (0.131)         (0.306)           0.007(4)
12/31/01                        37.35       0.117          1.931          (0.117)         (2.401)              --

---------
BOND FUND
---------
12/31/05                     $  10.22    $  0.453       $ (0.210)       $ (0.455)       $     --         $  0.002(4)
12/31/04                        10.27       0.456         (0.047)         (0.459)             --               --
12/31/03                        10.38       0.508         (0.110)         (0.508)             --               --
12/31/02                        10.25       0.582          0.130          (0.582)             --               --
12/31/01                        10.06       0.631          0.190          (0.631)             --               --

--------------------
HIGH YIELD BOND FUND
--------------------
12/31/05                     $  13.07    $  0.831       $ (0.592)       $ (0.832)       $ (0.037)        $     --
12/31/04                        12.83       0.878          0.431          (0.878)         (0.191)              --
12/31/03                        11.74       0.887          1.175          (0.887)         (0.085)              --
9/23/02(3) to 12/31/02          11.55       0.256          0.190          (0.256)             --               --

-----------------------
INTERMEDIATE GOVERNMENT
BOND FUND
-----------------------
12/31/05                     $  16.84    $  0.697       $ (0.277)       $ (0.706)       $ (0.055)        $  0.001(4)
12/31/04                        17.12       0.593         (0.094)         (0.593)         (0.186)              --
12/31/03                        17.63       0.711         (0.293)         (0.711)         (0.217)              --
12/31/02                        16.79       0.870          0.840          (0.870)             --               --
12/31/01                        16.55       1.005          0.240          (1.005)             --               --

-----------------------
INTERMEDIATE TAX-EXEMPT
BOND FUND
-----------------------
12/31/05                     $  11.41    $  0.494       $ (0.250)       $ (0.494)       $     --         $     --
12/31/04                        11.55       0.479         (0.140)         (0.479)             --               --
12/31/03                        11.48       0.452          0.070          (0.452)             --               --
12/31/02                        10.91       0.481          0.570          (0.481)             --               --
12/31/01                        10.82       0.506          0.090          (0.506)             --               --

                                                                                         RATIO OF        RATIO OF
                               NET                        NET                            EXPENSES           NET
                              ASSET                      ASSETS           RATIO OF      TO AVERAGE      INVESTMENT
                              VALUE                      END OF         EXPENSES TO     NET ASSETS        INCOME       PORTFOLIO
                              END OF       TOTAL         PERIOD         AVERAGE NET     (EXCLUDING      TO AVERAGE      TURNOVER
                              PERIOD      RETURN         (000)            ASSETS         WAIVERS)       NET ASSETS        RATE
---------------------------------------------------------------------------------------------------------------------------------
---------------------
SMALL-CAP GROWTH FUND
---------------------
12/31/05                     $  13.56        3.40%      $ 20,626            0.96%           1.46%          (0.38)%      100.38%
12/31/04                        13.71       20.37          7,396            1.00            1.48           (0.53)        99.76
12/31/03                        11.39       48.31          8,506            1.00            1.44           (0.48)       124.27
12/31/02                         7.68      (20.66)         7,278            1.00            1.36           (0.38)       107.48
01/09/01(3) to 12/31/01          9.68       (3.20)(2)      7,854            1.00(1)         2.53(1)        (0.15)(1)     59.94(1)

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
12/31/05                     $  21.48        4.55%      $480,501            0.94%           0.97%           0.16%        76.08%
12/31/04                        24.64       24.16(5)     544,635            1.00            1.00            0.36         63.79
12/31/03                        22.74       52.02        472,228            1.20            1.25           (0.13)        83.34
12/31/02                        15.12      (14.58)       323,683            1.20            1.27           (0.51)        76.97
12/31/01                        17.70       (9.65)       411,368            1.20            1.25           (0.67)        85.04

--------------------
SMALL-CAP VALUE FUND
--------------------
12/31/05                     $  47.40        8.90%      $335,085            0.90%           0.94%           0.49%        74.30%
12/31/04                        50.67       28.93(5)     369,311            0.93            0.94            0.69         69.98
12/31/03                        45.10       43.04        308,693            0.95            0.99            1.08        106.69
12/31/02                        31.79      (12.76)       216,922            0.99            1.09            0.43        134.99
12/31/01                        36.88        5.57        248,031            0.99            1.08            0.36         80.85

---------
BOND FUND
---------
12/31/05                     $  10.01        2.44%      $181,761            0.57%           0.88%           4.26%        51.90%
12/31/04                        10.22        4.07        174,597            0.60            0.93            4.45         75.40
12/31/03                        10.27        3.93        123,365            0.60            0.94            4.89         66.64
12/31/02                        10.38        7.18        216,106            0.60            0.96            5.69         65.39
12/31/01                        10.25        8.32        218,944            0.60            0.92            6.15         84.37

--------------------
HIGH YIELD BOND FUND
--------------------
12/31/05                     $  12.44        1.94%      $ 74,697            0.58%           0.78%           6.80%        41.97%
12/31/04                        13.07       10.65         83,101            0.61            0.76            6.80         57.38
12/31/03                        12.83       18.15         62,926            0.61            0.73            7.11         81.50
9/23/02(3) to 12/31/02          11.74        3.90(2)      18,088            0.61(1)         1.41(1)         8.11(1)      38.03

-----------------------
INTERMEDIATE GOVERNMENT
BOND FUND
-----------------------
12/31/05                     $  16.50        2.49%      $ 20,235            0.48%           0.94%           3.76%        70.97%
12/31/04                        16.84        3.05         41,993            0.50            0.84            3.48         35.37
12/31/03                        17.12        2.40         66,162            0.50            0.89            4.07         58.97
12/31/02                        17.63       10.39         75,573            0.50            1.07            5.05         61.56
12/31/01                        16.79        7.74         61,383            0.50            1.08            5.98         52.17

-----------------------
INTERMEDIATE TAX-EXEMPT
BOND FUND
-----------------------
12/31/05                     $  11.16        2.19%      $229,320            0.39%           0.67%           4.38%        46.00%
12/31/04                        11.41        3.02        232,419            0.44            0.70            4.19         26.94
12/31/03                        11.55        4.64        236,282            0.45            0.72            3.94         40.20
12/31/02                        11.48        9.82        246,217            0.27            0.89            4.29         61.27
12/31/01                        10.91        5.58        218,956            0.25            0.86            4.60        100.00


                                  58-59 Spread


                               NET                        NET
                              ASSET                   REALIZED AND    DISTRIBUTIONS   DISTRIBUTIONS    REDEMPTION
                              VALUE         NET        UNREALIZED       FROM NET        FROM NET      FEES ADDED TO
                            BEGINNING   INVESTMENT    GAIN/(LOSS)      INVESTMENT       REALIZED        PAID-IN
                            OF PERIOD     INCOME     ON INVESTMENTS      INCOME           GAINS         CAPITAL
--------------------------------------------------------------------------------------------------------------------
-----------------------
SHORT/INTERMEDIATE BOND
FUND
-----------------------
12/31/05                     $  10.29    $  0.385       $ (0.248)       $ (0.387)       $     --         $     --
12/31/04                        10.38       0.387         (0.090)         (0.387)             --               --
12/31/03                        10.40       0.440         (0.020)         (0.440)             --               --
12/31/02                        10.31       0.549          0.090          (0.549)             --               --
12/31/01                        10.12       0.592          0.190          (0.592)             --               --

--------------------
TAX-EXEMPT BOND FUND
--------------------
12/31/05                     $  11.02    $  0.497       $ (0.200)       $ (0.497)       $ (0.080)        $     --
12/31/04                        11.33       0.503         (0.123)         (0.503)         (0.187)              --
12/31/03                        11.19       0.496          0.140          (0.496)             --               --
12/31/02                        10.54       0.527          0.650          (0.527)             --               --
12/31/01                        10.45       0.528          0.090          (0.528)             --               --

--------------------
ULTRA SHORT DURATION
BOND FUND
--------------------
12/31/05                     $   9.92    $  0.289       $ (0.019)       $ (0.270)       $     --         $     --
04/01/04(3) to 12/31/04         10.00       0.150         (0.061)         (0.169)             --               --

-----------------------
GOVERNMENT MONEY MARKET
FUND
-----------------------
12/31/05                     $   1.00    $  0.030       $     --        $ (0.030)       $     --         $     --
12/31/04                         1.00       0.012             --          (0.012)             --               --
12/31/03                         1.00       0.010             --          (0.010)             --               --
12/31/02                         1.00       0.016             --          (0.016)             --               --
12/31/01                         1.00       0.040             --          (0.040)             --               --

-----------------
MONEY MARKET FUND
-----------------
12/31/05                     $   1.00    $  0.031       $     --        $ (0.031)       $     --         $     --
12/31/04                         1.00       0.013             --          (0.013)             --               --
12/31/03                         1.00       0.011             --          (0.011)             --               --
12/31/02                         1.00       0.018             --          (0.018)             --               --
12/31/01                         1.00       0.041             --          (0.041)             --               --

-----------------------
TAX-EXEMPT MONEY MARKET
FUND
-----------------------
12/31/05                     $   1.00    $  0.022       $     --        $ (0.022)       $     --         $     --
12/31/04                         1.00       0.010             --          (0.010)             --               --
12/31/03                         1.00       0.009             --          (0.009)             --               --
12/31/02                         1.00       0.013             --          (0.013)             --               --
12/31/01                         1.00       0.027             --          (0.027)             --               --

                                                                                        RATIO OF         RATIO OF
                               NET                         NET                           EXPENSES           NET
                              ASSET                       ASSETS          RATIO OF      TO AVERAGE      INVESTMENT
                              VALUE                       END OF        EXPENSES TO     NET ASSETS        INCOME      PORTFOLIO
                              END OF       TOTAL          PERIOD        AVERAGE NET     (EXCLUDING      TO AVERAGE    TURNOVER
                              PERIOD      RETURN          (000)           ASSETS         WAIVERS)       NET ASSETS      RATE
-------------------------------------------------------------------------------------------------------------------------------
-----------------------
SHORT/INTERMEDIATE BOND
FUND
-----------------------
12/31/05                     $  10.04        1.36%      $  257,274          0.57%           0.92%            3.80%       46.25%
12/31/04                        10.29        2.92          250,644          0.60            0.94             3.75        68.37
12/31/03                        10.38        4.11          279,109          0.60            0.97             4.20        61.21
12/31/02                        10.40        6.40          237,566          0.60            1.00             5.35        66.14
12/31/01                        10.31        7.86          230,499          0.60            0.96             5.73        56.36

--------------------
TAX-EXEMPT BOND FUND
--------------------
12/31/05                     $  10.74        2.76%      $   75,285          0.45%           0.74%            4.55%       41.86%
12/31/04                        11.02        3.46           76,362          0.52            0.79             4.49        32.57
12/31/03                        11.33        5.81           86,812          0.51            0.79             4.40        42.58
12/31/02                        11.19       11.42          106,975          0.31            0.95             4.84        86.76
12/31/01                        10.54        6.02          105,448          0.27            0.91             4.99       168.31

--------------------
ULTRA SHORT DURATION
BOND FUND
--------------------
12/31/05                     $   9.92        2.76%      $   20,043          0.25%           0.50%            2.92%       47.92%
04/01/04(3) to 12/31/04          9.92        0.90(2)        51,082          0.25(1)         0.60(1)          2.10(1)     28.82

-----------------------
GOVERNMENT MONEY MARKET
FUND
-----------------------
12/31/05                     $   1.00        3.06%      $  215,132          0.20%           0.25%            3.00%          --
12/31/04                         1.00        1.23          332,483          0.21            0.25             1.23           --
12/31/03                         1.00        1.02          249,842          0.19            0.24             1.01           --
12/31/02                         1.00        1.65          261,492          0.20            0.26             1.62           --
12/31/01                         1.00        4.04          249,444          0.20            0.25             4.01           --

-----------------
MONEY MARKET FUND
-----------------
12/31/05                     $   1.00        3.15%      $3,724,311          0.17%           0.25%            3.16%          --
12/31/04                         1.00        1.29        2,662,963          0.17            0.24             1.25           --
12/31/03                         1.00        1.10        3,788,967          0.17            0.23             1.10           --
12/31/02                         1.00        1.83        4,909,006          0.17            0.23             1.79           --
12/31/01                         1.00        4.21        2,237,567          0.19            0.23             4.16           --

-----------------------
TAX-EXEMPT MONEY MARKET
FUND
-----------------------
12/31/05                     $   1.00        2.23%      $1,035,130          0.22%           0.25%            2.22%          --
12/31/04                         1.00        1.00          759,266          0.25            0.25             0.99           --
12/31/03                         1.00        0.90          847,140          0.22            0.23             0.89           --
12/31/02                         1.00        1.35          815,171          0.22            0.23             1.34           --
12/31/01                         1.00        2.70          788,162          0.23            0.23             2.62           --


(1)   Annualized.

(2)   Total returns for periods of less than one year are not annualized.

(3)   Date commenced operations.

(4) Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares that have been held 30 days or less (90 days or less, prior to June 1, 2004) from time of purchase. Fees collected are retained by the Fund for the benefit of the remaining shareholders.

(5) Total returns for each of the classes for the Small-Cap Opportunity Fund and the Small-Cap Value Fund include 0.16% and 0.26%, respectively, resulting from redemption fees reimbursed by the Administrator.

                       This page left blank intentionally

                       This page left blank intentionally

[LOGO] PHOENIXFUNDS SM

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


ADDITIONAL INFORMATION

You can find more information about the Funds in the following documents:

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the Funds' investments. The annual report discusses the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds. It is incorporated by reference and is legally part of the prospectus.

To obtain free copies of these documents, you can download copies from the Individual Investors section of our Web site, PhoenixFunds.com, or you can request copies by calling us toll-free at 1-800-625-7073.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 1-202-551-8090. This information is also available on the SEC's Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.

Mutual Fund Services: 1-800-982-8782


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

Investment Company Act File No. 811-7447
PXP4492                                                                     6-06

                                                                    MAY 18, 2006

PROSPECTUS

>   PHOENIX INSIGHT FUNDS
        Money Market Funds
        N Shares



TRUST NAME:
PHOENIX INSIGHT FUNDS TRUST




Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[graphic: Phoenix Funds(SM)]

                                TABLE OF CONTENTS

                INTRODUCTION TO MONEY MARKET FUNDS PAGE 2 PHOENIX INSIGHT MONEY MARKET FUNDS
                                  Phoenix Insight
                      Government Money Market Fund           4
                 Phoenix Insight Money Market Fund           6
                                  Phoenix Insight
                      Tax-Exempt Money Market Fund           8
                               Risk Considerations          10
                                 Fees and Expenses          12

                                INVESTMENT ADVISER          14

                                PORTFOLIO MANAGERS          15

                            PRICING OF FUND SHARES          16

                              SHAREHOLDER SERVICES          17

                  DIVIDENDS AND TAX CONSIDERATIONS          24

                         DISTRIBUTION ARRANGEMENTS          25

                 MASTER FUND/FEEDER FUND STRUCTURE          25

                              FINANCIAL HIGHLIGHTS          26

             INTRODUCTION TO THE PHOENIX INSIGHT MONEY MARKET FUNDS

These Funds invest in short-term money market instruments issued by banks, other
 U.S. corporations, the U.S. Government, state or local governments, and other entities. These securities may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.


WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o    Buy only high-quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days

TERMS TO KNOW

ASSET-BACKED SECURITIES
Securities collateralized by credit card loans or other accounts receivable.

DOLLAR-WEIGHTED AVERAGE MATURITY
An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

--------------------------------------------------------------------------------

Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Phoenix Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's principal investment strategies and risks are discussed in this prospectus. Other investment practices, and their related risks, are described in the Statement of Additional Information.

The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 10.

--------------------------------------------------------------------------------

                       PHOENIX INSIGHT MONEY MARKET FUNDS

--------------------------------------------------------------------------------

                  PHOENIX INSIGHT GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);

o securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and

o    repurchase agreements backed by any of the foregoing securities.

The Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.


Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS (See Risk Considerations, page 10.)

o    Counterparty risk

o    Credit risk

o    Income risk

o    Manager risk

o    Principal stability risk


TERMS TO KNOW

REPURCHASE AGREEMENTS

Contracts in which a bank or broker/dealer sells securities, with a promise to buy back the securities on a specified date (generally the next business day) at a specified price.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by Harris Investment Management, Inc. (HIM). The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

[bar chart]
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
1996   1997   1998   1999   2000   2001   2002   2003   2004   2005
5.00%  5.17%  5.08%  4.67%  5.87%  3.68%  1.30%  0.67%  0.88%  2.70%


Best Quarter:          Q4 2000            1.52%
--------------------------------------------------------------------------------
Worst Quarter:         Q3 2003            0.14%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)
                        1 Year          5 Years         10 Years
--------------------------------------------------------------------------------
Government
Money Market Fund        2.70%          1.84%             3.48%

     As of December 31, 2005, the seven-day yield for the Fund was 3.82%. For current yield information, please call 800.982.8782.

                       PHOENIX INSIGHT MONEY MARKET FUND
--------------------------------------------------------------------------------


FUND OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.


PRINCIPAL RISKS
(See Risk Considerations, page 10.)

o    Counterparty risk

o    Credit risk

o    Foreign securities risk

o    Income risk

o    Manager risk

o    Principal stability risk


TERMS TO KNOW

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

[bar chart]
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
1996   1997   1998   1999   2000   2001   2002   2003   2004   2005
5.11%  5.35%  5.25%  4.92%  6.09%  3.85%  1.48%  0.74%  0.94%  2.80%


Best Quarter:          Q4 2000            1.57%
--------------------------------------------------------------------------------
Worst Quarter:         Q3 2003            0.15%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)
                        1 Year          5 Years         10 Years
--------------------------------------------------------------------------------

Money Market Fund        2.80%          1.95%            3.64%

     As of December 31, 2005, the seven-day yield for the Fund was 3.85%. For current yield information, please call 800.982.8782.

                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that generate income that is generally exempt from federal income tax and are not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund will invest primarily in U.S. dollar-denominated, high-quality municipal securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS
(See Risk Considerations, page 10.)

o    Counterparty risk

o    Credit risk

o    Income risk

o    Manager risk

o    Municipal market risk

o    Principal stability risk

TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)

A federal tax system designed to ensure that individuals, trusts, estates and companies pay at least some federal income tax.

MUNICIPAL SECURITIES

Bonds issued by state and local governments to finance operations or projects. These securities make interest payments that are generally exempt from federal income tax.

U.S. GOVERNMENT SECURITIES
See page 6.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

[bar chart]
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
1996   1997   1998   1999   2000   2001   2002   2003   2004   2005
2.94%  3.17%  3.02%  2.75%  3.58%  2.34%  0.99%  0.54%  0.65%  1.87%


Best Quarter:          Q4 2000            0.94%
--------------------------------------------------------------------------------
Worst Quarter:         Q3 2003            0.10%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)
                        1 Year          5 Years         10 Years
--------------------------------------------------------------------------------
Tax-Exempt
Money Market Fund        1.87%          1.28%             2.18%

     As of December 31, 2005, the seven-day yield for the Fund was 2.85%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 3.96%. For current yield information, please call 800.982.8782.

                              RISK CONSIDERATIONS

The risks of investing in the various Funds are illustrated in the chart below.
  Each Fund's principal risks are marked P. Each risk is described in detail below.

                                             Government Money                                 Tax-Exempt
      RISKS FOR ONE OR MORE FUNDS              Market Fund          Money Market Fund      Money Market Fund
------------------------------------------------------------------------------------------------------------------
  Counterparty                                       P                       P                   P
------------------------------------------------------------------------------------------------------------------
  Credit                                             P                       P                   P
------------------------------------------------------------------------------------------------------------------
  Foreign securities                                                         P
------------------------------------------------------------------------------------------------------------------
  Income                                             P                       P                   P
------------------------------------------------------------------------------------------------------------------
  Manager                                            P                       P                   P
------------------------------------------------------------------------------------------------------------------
  Municipal market                                                                               P
------------------------------------------------------------------------------------------------------------------
  Principal stability                                P                       P                   P
------------------------------------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                               FEES AND EXPENSES

The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Phoenix Insight Money Market Funds.


SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None

REDEMPTION FEE                                                              None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)


--------------------------------------------------------------------------------
                                   Government          Money        Tax-Exempt
                                  Money Market        Market       Money Market
--------------------------------------------------------------------------------

Investment Advisory Fees               0.10%           0.10%           0.10%

Rule 12b-1 Fees                        0.10            0.10            0.10

Shareholder Servicing Fees             0.25            0.25            0.25

Other Expenses1                        0.09            0.08            0.08
--------------------------------------------------------------------------------
Total Operating Expenses1              0.54%           0.53%           0.53%
--------------------------------------------------------------------------------

1 Expenses have been restated to reflect changes in contractual fee rates of the new administrator and other service providers to the Funds.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                   Government          Money        Tax-Exempt
                                  Money Market        Market       Money Market
--------------------------------------------------------------------------------
One Year                               $55              $54             $54
--------------------------------------------------------------------------------
Three Years                            173              170             170
--------------------------------------------------------------------------------
Five Years                             302              296             296
--------------------------------------------------------------------------------
Ten Years                              677              665             665
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

Phoenix Investment Counsel, Inc. (PIC) is the Funds' investment adviser and is located at 56 Prospect Street, Hartford, CT 06115. PIC acts as the investment adviser for 15 fund companies totaling over 60 mutual funds and as adviser to institutional clients. PIC has acted as an investment adviser for over 70 years and has been the Funds' investment adviser since the date of this Prospectus. Subject to the direction of the Funds' Board of Trustees, PIC is responsible for managing the Funds' investment program, overseeing the Funds' sub-advisers and recommending their hiring, termination and replacement, and for the Funds' general operation. PIC has appointed and oversees the activities of Harris Investment Management, Inc. (HIM) as the investment sub-adviser to each of the Funds. Prior to the date of this Prospectus, HIM was the Funds' investment adviser. PIC is a wholly-owned subsidiary of Phoenix Investment Partners (PXP). PXP is a wholly-owned subsidiary of the Phoenix Companies, Inc., a publicly-traded company. As of December 31, 2005, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors.

ADVISORY FEES

The investment advisory fees payable to PIC for each Fund are based upon each Fund's average daily net assets at the annual rate of 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets. Prior to the date of this Prospectus, HIM was the Funds' investment adviser and under the same advisory fee rate schedule. The ratio of management fees to average net assets for the fiscal year ended December 31, 2005 was 0.10% for each Fund.

The Subadvisory Agreement between PIC and HIM provides that PIC, will delegate to HIM the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds. HIM will furnish at its own expense the office facilities and personnel necessary to perform such services. The annual subadvisory fees payable by PIC to HIM are based upon a Fund's average daily net assets at the annual rate of 0.07% of each Fund's first $100 million of net assets, plus 0.05% of the Fund's remaining net assets.

PIC may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

A discussion regarding the approval of the advisory agreement with PIC and the sub-advisory agreement with HIM is expected to be in the Funds' semi-annual report to shareholders for the period ending June 30, 2006.

INVESTMENT SUB-ADVISER

HIM is a sub-adviser to each Fund and is located at 190 South LaSalle Street, 4th Floor, P. O. Box 755, Chicago, IL 60690. HIM has been an investment adviser since 1989. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM had approximately $21.7 billion in assets under management.

Many persons on the staffs of the investment adviser and the sub-adviser contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are jointly and primarily responsible for the Funds' day-to-day investment management.

                               PORTFOLIO MANAGERS

GOVERNMENT MONEY MARKET FUND

Peter J. Arts, Principal and Portfolio Manager (HIM)

Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and has served as lead manager of the Fund since 2004. Mr. Arts is also a manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

Boyd R. Eager, Principal and Portfolio Manager (HIM)

Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and has served as a manager of the Fund since 2004. Mr. Eager is also a manager of the Money Market Fund and the Tax-Exempt Money Market Fund..

Kimberly J. Keywell, Principal and Portfolio Manager (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 14 years of investment management experience and was appointed a co-manager of the Fund in May 2006. Ms. Keywell is also a manager of the Money Market Fund and the Tax-Exempt Money Market Fund.


MONEY MARKET FUND

Peter J. Arts, Principal and Portfolio Manager (HIM)

Mr. Arts has served as lead manager of the Fund since 2004. See information for the Government Money Market Fund.

Boyd R. Eager, Principal and Portfolio Manager (HIM)

Mr. Eager has served as a manager of the Fund since 2004. See information for the Government Money Market Fund.

Kimberly J. Keywell, Principal and Portfolio Manager (HIM)

Ms. Keywell was appointed a manager of the Fund in May 2006. See information for the Government Money Market Fund.


TAX-EXEMPT MONEY MARKET FUND

Peter J. Arts, Principal and Portfolio Manager (HIM)

Mr. Arts has served as a manager of the Fund since 2004. See information for the Government Money Market Fund.

Boyd R. Eager, Principal and Portfolio Manager (HIM)

Mr. Eager was appointed a manager of the Fund in May 2006. See information for the Government Money Market Fund.

Kimberly J. Keywell, Principal and Portfolio Manager (HIM)

Ms. Keywell has served as lead manager of the Fund since 1998. See information for the Government Money Market Fund.

The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

                             PRICING OF FUND SHARES

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE

Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES

                               HOW TO BUY SHARES
--------------------------------------------------------------------------------

Opening A New Account

There are three convenient ways to invest in the Phoenix Insight Funds.


--------------------------------------------------------------------------------

  BY MAIL

  Complete and sign an application for N Shares.

  Make your check payable to the Phoenix Insight Funds.

  If you are adding to your existing account, indicate your Fund account number directly on the check.

  Mail your application and check to: Phoenix Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

--------------------------------------------------------------------------------

  BY BANK WIRE

  Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

  Please be sure to furnish your taxpayer identification number.

  Then wire your investment to:
    PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
    For Credit To: Phoenix Insight Funds 8550932950
    Re: [Name of Fund] -- N Shares
    Account No.:
    Account Name:
    Taxpayer ID No.:

  If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By Mail."

  The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------

  THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

  Contact your financial institution or professional for more information.

  Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.

--------------------------------------------------------------------------------

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after proper receipt of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares.

Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf. This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by PIC at its own expense.

Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

AUTOMATIC INVESTMENT PLAN: A CONVENIENT OPTION

Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Phoenix Insight Funds' Automatic Investment Plan by so indicating on the Phoenix Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)

ADDITIONAL COMPENSATION TO YOUR FINANCIAL INSTITUTION

The Funds' Distributor, from time to time, may, at their own expense and from their own resources, provide additional cash payments to financial institutions that sell shares of the Funds. These financial institutions provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives of financial institutions, inclusion of the Funds on a sales list, or other sales program. Financial institutions include financial advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of HIM or PIC. These cash payments are in addition to any applicable sales charges, Rule 12b-1 fees and shareholder servicing fees disclosed elsewhere in this prospectus.

CHOOSE YOUR INVESTMENT AMOUNT

The Phoenix Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                                                                MINIMUM PER FUND

To open a regular account.................................................$1,000

To open a retirement account................................................$250

To open an account using the Automatic Investment Plan.......................$50

To add to an existing account................................................$50

MORE ABOUT BUYING SHARES

MULTIPLE OWNERS

If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION
You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

--------------------------------------------------------------------------------
The Funds are open for business each day the New York Stock Exchange (NYSE) is open for business. The NYSE is scheduled to be closed on:
--------------------------------------------------------------------------------
New Year's Day                     Good Friday                  Labor Day
Martin Luther King, Jr. Day        Memorial Day                 Thanksgiving Day
Presidents' Day                    Independence Day             Christmas Day
--------------------------------------------------------------------------------
You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------

  BY MAIL AND CHECK

  You may sell shares by writing the Funds at:
    Phoenix Insight Funds
    c/o PFPC Inc.
    P.O. Box 9829 Providence, RI 02940-8029.

  A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------

  BY TELEPHONE AND CHECK

  If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

  A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------

  BY TELEPHONE AND BANK WIRE

  If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------

  THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

  Contact your financial institution or professional for more information

  Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent or your financial institution. Your order will be processed and a check for the proceeds will be mailed to you promptly.

Payment by wire will be sent as follows:

o For the Tax-Exempt Money Market Fund and the Government Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will generally be sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be disbursed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS)

You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Phoenix Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Phoenix Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

o    you must have elected to reinvest your Fund dividends, and

o your Fund account from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal.

Plan redemptions can be processed on a date you choose of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

SIGNATURE GUARANTEES

The Funds require Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o    Payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Signature Guarantee from a notary public.

CHECKWRITING

Checkwriting is available for each of the Phoenix Insight Money Market Funds. If you are an investor in one of these Funds and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Phoenix Insight Funds at 800.982.8782 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Funds' transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Funds and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

EXCHANGING SHARES

You may exchange your N Shares of a Fund for N Shares of any other Phoenix Insight Fund, provided that:

o    Your account registration for both Funds is the same, and

o    The shares you wish to buy are registered for sale in your home state.

Each Fund reserves the right to refuse an exchange by any person or group if, in PIC's or Fund management's judgment, the Fund to be purchased would be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

DIRECTED DIVIDEND PLAN (DDP)

You may direct your dividends and/or distributions from one Phoenix Insight Fund to be invested automatically in another Phoenix Insight Fund without any fee or sales charge, provided that both Funds are in the same share class and have identical ownership registration. To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for each Fund as of the end of each month is available 10 days after month-end on the Funds' website at PhoenixFunds.com. The information will remain on the Funds' website until 60 days after the end of the quarter in which the list of portfolio securities holdings became available. Additional information about the Funds' Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.

                        DIVIDENDS AND TAX CONSIDERATIONS

Dividends of net investment income, if any, are declared daily and paid monthly by each Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, paid in cash on the payment date, or invested in another Fund on the ex-date pursuant to the DDP. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "exempt-interest dividends") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.


TERMS TO KNOW

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

DISTRIBUTION ARRANGEMENTS

SERVICE PLANS

Each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's N Shares, to financial institutions, securities dealers and other industry professionals (which may include affiliates of PIC or a sub-adviser) for shareholder support services that they provide. Each Money Market Fund may also pay for expenses incurred for advertising and marketing N Shares of the Fund at a rate of up to 0.10% of average daily net asset value of the Fund pursuant to a plan adopted by the Fund under Rule 12b-1. Because those expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

MULTIPLE CLASSES

Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers two classes of shares: N Shares and Institutional Shares. The Money Market Fund offers three classes of shares: N Shares, Exchange Shares and Institutional Shares. Exchange Shares and Institutional Shares are each offered by separate prospectuses.

                       MASTER FUND/FEEDER FUND STRUCTURE

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in N Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.

These financial highlights should be read with the financial statements.

                                                               GOVERNMENT MONEY
                                                                  MARKET FUND

                                          12/31/05     12/31/04    12/31/03     12/31/02     12/31/01
  Net Asset Value, Beginning of Period      $1.00        $1.00       $1.00        $1.00        $1.00
                                            -----        -----       -----        -----        -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                     0.027        0.009       0.007        0.013        0.036
  Net Realized and Unrealized
     Gain/(Loss) on Investments                --           --          --           --           --
                                            -----        -----       -----        -----        -----
  Total from Investment Operations          0.027        0.009       0.007        0.013        0.036
                                            -----        -----       -----        -----        -----
  LESS DISTRIBUTIONS:
  Net Investment Income                    (0.027)      (0.009)     (0.007)      (0.013)      (0.036)
  Capital Contribution                         --           --          --           --           --
                                            -----        -----       -----        -----        -----
  Total Distributions                      (0.027)      (0.009)     (0.007)      (0.013)      (0.036)
                                            -----        -----       -----        -----        -----
  Net Asset Value, End of Period            $1.00        $1.00       $1.00        $1.00        $1.00
                                            =====        =====       =====        =====        =====
  TOTAL RETURN                              2.70%        0.88%       0.67%        1.30%        3.68%
  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)        262,512      234,751     374,310      302,126      282,782
  Ratio of Expenses to Average
     Net Assets                             0.55%        0.56%       0.54%        0.55%        0.55%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)             0.60%        0.60%       0.59%        0.61%        0.60%
  Ratio of Net Investment Income to
     Average Net Assets                     2.65%        0.88%       0.66%        1.27%        3.62%

                                                                 MONEY MARKET
                                                                     FUND

                                          12/31/05    12/31/04     12/31/03     12/31/02    12/31/01
  Net Asset Value, Beginning of Period      $1.00       $1.00        $1.00        $1.00       $1.00
                                            -----       -----        -----        -----       -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                     0.028       0.009        0.007        0.015       0.038
  Net Realized and Unrealized
     Gain/(Loss) on Investments                --          --           --           --          --
                                            -----       -----        -----        -----       -----
  Total from Investment Operations          0.028       0.009        0.007        0.015       0.038
                                            -----       -----        -----        -----       -----
  LESS DISTRIBUTIONS:
  Net Investment Income                    (0.028)     (0.009)      (0.007)      (0.015)     (0.038)
  Capital Contribution                         --          --           --           --          --
                                            -----       -----        -----        -----       -----
  Total Distributions                      (0.028)     (0.009)      (0.007)      (0.015)     (0.038)
                                            -----       -----        -----        -----       -----
  Net Asset Value, End of Period            $1.00       $1.00        $1.00        $1.00       $1.00
                                            =====       =====        =====        =====       =====
  TOTAL RETURN                              2.80%       0.94%        0.74%        1.48%       3.85%
  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)        920,774   1,179,902    1,301,168    1,297,318   1,542,392
  Ratio of Expenses to Average
     Net Assets                             0.52%       0.52%        0.52%        0.52%       0.54%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)             0.60%       0.59%        0.58%        0.58%       0.58%
  Ratio of Net Investment Income to
     Average Net Assets                     2.72%       0.90%        0.75%        1.44%       3.81%

                                                                TAX-EXEMPT MONEY
                                                                   MARKET FUND

                                          12/31/05     12/31/04     12/31/03    12/31/02     12/31/01
  Net Asset Value, Beginning of Period      $1.00        $1.00        $1.00       $1.00        $1.00
                                            -----        -----        -----       -----        -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                     0.019        0.007        0.005       0.010        0.023
  Net Realized and Unrealized
     Gain/(Loss) on Investments                --           --           --          --           --
                                            -----        -----        -----       -----        -----
  Total from Investment Operations          0.019        0.007        0.005       0.010        0.023
                                            -----        -----        -----       -----        -----
  LESS DISTRIBUTIONS:
  Net Investment Income                    (0.019)      (0.007)      (0.005)     (0.010)      (0.023)
  Capital Contribution                         --           --           --          --           --
                                            -----        -----        -----       -----        -----
  Total Distributions                      (0.019)      (0.007)      (0.005)     (0.010)      (0.023)
                                            -----        -----        -----       -----        -----
  Net Asset Value, End of Period            $1.00        $1.00        $1.00       $1.00        $1.00
                                            =====        =====        =====       =====        =====
  TOTAL RETURN                              1.87%        0.65%        0.54%       0.99%        2.34%
  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)        257,842      191,165      237,835     210,678      230,533
  Ratio of Expenses to Average
     Net Assets                             0.57%        0.60%        0.57%       0.57%        0.58%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)             0.60%        0.60%        0.58%       0.58%        0.58%
  Ratio of Net Investment Income to
     Average Net Assets                     1.87%        0.64%        0.54%       0.99%        2.35%

                                  26-27 spread

                       This page intentionally left blank

                       This page intentionally left blank

[graphic] Phoenix Funds(SM)

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480


ADDITIONAL INFORMATION

You can find more information about the Funds in the following documents:

ANNUAL AND SEMIANNUAL REPORTS
Annual and semiannual reports contain more information about the Funds' investments. The annual report discusses the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds. It is incorporated by reference and is legally part of the prospectus.

To obtain free copies of these documents, you can download copies from the Individual Investors section of our Web site, PhoenixFunds.com, or you can request copies by calling us toll-free at 1-800-625-7073.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 1-202-551-8090. This information is also available on the SEC's Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.

Mutual Fund Services: 1-800-982-8782



NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

Investment Company Act File No. 811-7447
PXP4493                                                                     6-06

                                                                    MAY 18, 2006

Prospectus

> Phoenix Insight Funds
        Money Market Funds
        Institutional Shares

TRUST NAME: PHOENIX INSIGHT FUNDS TRUST


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[graphic: Phoenix Funds (SM)]

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                  INTRODUCTION TO MONEY MARKET FUNDS          PAGE 2
                  PHOENIX INSIGHT MONEY MARKET FUNDS               3
        Phoenix Insight Government Money Market Fund               3
                   Phoenix Insight Money Market Fund               4
        Phoenix Insight Tax-Exempt Money Market Fund               5
                                 Risk Considerations               6
                                   Fees and Expenses               8

                                  INVESTMENT ADVISER               9

                                  PORTFOLIO MANAGERS              10

                              PRICING OF FUND SHARES              11

                                SHAREHOLDER SERVICES              12

                    DIVIDENDS AND TAX CONSIDERATIONS              16

                           DISTRIBUTION ARRANGEMENTS              17

                   MASTER FUND/FEEDER FUND STRUCTURE              17

                                FINANCIAL HIGHLIGHTS              18

             INTRODUCTION TO THE PHOENIX INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

These Funds invest in short-term money market instruments issued by banks, other U.S. corporations, the U.S. Government, state or local governments, and other entities. These securities may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to - o Limit the dollar-weighted average maturity of their investments to 90 days or less o Buy only high-quality, short-term money market instruments o Buy securities with remaining maturities no longer than 397 days


TERMS TO KNOW

ASSET-BACKED SECURITIES

Securities collateralized by credit card loans or other accounts receivable.

 DOLLAR-WEIGHTED AVERAGE MATURITY

An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Phoenix Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's principal investment strategies and risks are discussed in this prospectus. Other investment practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 6.

--------------------------------------------------------------------------------
                       PHOENIX INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                  PHOENIX INSIGHT GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------


FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);

o securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and

o    repurchase agreements backed by any of the foregoing securities.

The Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category. Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 6.)

o    Counterparty risk

o    Credit risk

o    Income risk

o    Manager risk

o    Principal stability risk

TERMS TO KNOW

REPURCHASE AGREEMENTS

Contracts in which a bank or broker/dealer sells securities, with a promise to buy back the securities on a specified date (generally the next business day) at a specified price.

FUND PERFORMANCE
--------------------------------------------------------------------------------

The chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by Harris Investment Management, Inc. (HIM). The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

[bar chart]
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
1996    1997    1998    1999    2000    2001    2002     2003     2004     2005
5.24%   5.48%   5.43%   5.04%   6.24%   4.04%   1.65%    1.02%    1.23%    3.06%

BEST QUARTER: Q4 2000 1.61%     WORST QUARTER: Q3 2003 0.22%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)
--------------------------------------------------------------------------------
                              1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
GOVERNMENT MONEY
MARKET FUND                    3.06%       2.19%       3.83%
--------------------------------------------------------------------------------

As of December 31, 2005, the seven-day yield for the Fund was 4.17%. For current yield information, please call 800.982.8782.

--------------------------------------------------------------------------------
                        PHOENIX INSIGHT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 6.)

o    Counterparty risk

o    Credit risk

o    Foreign securities risk

o    Income risk

o    Manager risk

o    Principal stability risk


TERMS TO KNOW
--------------------------------------------------------------------------------

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.

FUND PERFORMANCE
--------------------------------------------------------------------------------
The chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

[bar chart]
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
1996     1997    1998    1999    2000    2001    2002     2003     2004    2005
5.38%    5.66%   5.61%   5.29%   6.46%   4.21%   1.83%    1.10%    1.29%   3.15%

BEST QUARTER: Q4 2000 1.66%     WORST QUARTER: Q1 2004 0.24%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)
--------------------------------------------------------------------------------
                              1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
MONEY MARKET FUND              3.15%       2.31%       3.98%
--------------------------------------------------------------------------------

As of December 31, 2005, the seven-day yield for the Fund was 4.20%. For current yield information, please call 800.982.8782.

--------------------------------------------------------------------------------
                  PHOENIX INSIGHT TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                 FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that generate income that is generally exempt from federal income tax and are not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund will invest primarily in U.S. dollar-denominated, high-quality municipal securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page 6.)

o    Counterparty risk

o    Credit risk

o    Income risk

o    Manager risk

o    Municipal market risk

o    Principal stability risk


TERMS TO KNOW
--------------------------------------------------------------------------------

ALTERNATIVE MINIMUM TAX (AMT)
A federal tax system designed to ensure that individuals, trusts, estates and companies pay at least some federal income tax.

MUNICIPAL SECURITIES
Bonds issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES
See page 4.


FUND PERFORMANCE
--------------------------------------------------------------------------------
The chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by HIM. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

[bar chart]
YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
1996    1997    1998    1999    2000    2001     2002     2003    2004    2005
3.19%   3.47%   3.35%   3.07%   3.94%   2.70%    1.35%    0.90%   1.00%   2.23%

BEST QUARTER: Q4 2000 1.03%     WORST QUARTER: Q3 2003 0.19%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)
--------------------------------------------------------------------------------
                              1 Year      5 Years    10 Years
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY
MARKET FUND                    2.23%       1.63%       2.51%
--------------------------------------------------------------------------------

As of December 31, 2005, the seven-day yield for the Fund was 3.20%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 4.44%. For current yield information, please call 800.982.8782.

                              RISK CONSIDERATIONS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each risk is described in detail below.

------------------------------------------------------------------------------------------------------------------------------------
                                                      Government                      Money                       Tax-Exempt
   RISKS FOR ONE OR MORE FUNDS                     Money Market Fund                Market Fund               Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
   Counterparty                                            P                            P                             P
------------------------------------------------------------------------------------------------------------------------------------
   Credit                                                  P                            P                             P
------------------------------------------------------------------------------------------------------------------------------------
   Foreign securities                                                                   P
------------------------------------------------------------------------------------------------------------------------------------
   Income                                                  P                            P                             P
------------------------------------------------------------------------------------------------------------------------------------
   Manager                                                 P                            P                             P
------------------------------------------------------------------------------------------------------------------------------------
   Municipal market                                                                                                   P
------------------------------------------------------------------------------------------------------------------------------------
   Principal stability                                     P                            P                             P
------------------------------------------------------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o    The investment objective

o    The Fund's ability to achieve its objective

o    The markets in which the Fund invests

o    The investments the Fund makes in those markets

o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK
The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                               FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Phoenix Insight Money Market Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                           None

Maximum Deferred Sales Charge (Load)                                       None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends                None

Redemption Fee                                                             None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Government                   Money                  Tax-Exempt
                                                                   Money Market                 Market                 Money Market
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                0.10%                    0.10%                     0.10%
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees                                              0.05                     0.05                      0.05
Other Expenses                                                          0.09                     0.08                      0.08
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSE                                     0.24%                    0.23%                     0.23%
Contractual Fee Waiver2                                                (0.05)                   (0.05)                    (0.05)
------------------------------------------------------------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                                      0.19%                    0.18%                     0.18%
------------------------------------------------------------------------------------------------------------------------------------

     1 Expenses have been restated to reflect changes in contractual fee rates of the new administrator and other service providers to the Funds.

     2 Phoenix Equity Planning Corporation has contractually agreed to waive the 0.05% Shareholder Servicing Fee until April 30, 2007.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                                  Government                  Money                  Tax-Exempt
                                                                 Money Market                Market                 Money Market
------------------------------------------------------------------------------------------------------------------------------------
One Year                                                              $19                      $18                       $18
------------------------------------------------------------------------------------------------------------------------------------
Three Years                                                            72                       69                        69
------------------------------------------------------------------------------------------------------------------------------------
Five Years                                                            130                      124                       124
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                                                             301                      288                       288
------------------------------------------------------------------------------------------------------------------------------------

                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Phoenix Investment Counsel, Inc. (PIC) is the Funds' investment adviser and is located at 56 Prospect Street, Hartford, CT 06115. PIC acts as the investment adviser for 15 fund companies totaling over 60 mutual funds and as adviser to institutional clients. PIC has acted as an investment adviser for over 70 years and has been the Funds' investment adviser since the date of this Prospectus. Subject to the direction of the Funds' Board of Trustees, PIC is responsible for managing the Funds' investment program, overseeing the Funds' sub-advisers and recommending their hiring, termination and replacement, and for the Funds' general operation. PIC has appointed and oversees the activities of Harris Investment Management, Inc. (HIM) as the investment sub-adviser to each of the Funds. Prior to the date of this Prospectus, HIM was the Funds' investment adviser. PIC is a wholly-owned subsidiary of Phoenix Investment Partners (PXP). PXP is a wholly-owned subsidiary of the Phoenix Companies, Inc., a publicly-traded company. As of December 31, 2005, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors.

ADVISORY FEES
--------------------------------------------------------------------------------
The investment advisory fees payable to PIC for each Fund are based upon each Fund's average daily net assets at the annual rate of 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets. Prior to the date of this Prospectus, HIM was the Funds' investment adviser under the same advisory fee rate schedule. The ratio of management fees to average net assets for the fiscal year ended December 31, 2005 was 0.10% for each Fund.

The Subadvisory Agreement between PIC and HIM provides that PIC, will delegate to HIM the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds.. HIM will furnish at its own expense the office facilities and personnel necessary to perform such services. The annual subadvisory fees payable by PIC to HIM are based upon each Fund's average daily net assets at the annual rate of 0.07% of each Fund's first $100 million of net assets plus 0.05% of the Fund's remaining net assets.

PIC may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. Those arrangements are voluntary and may be terminated at any time.

A discussion regarding the approval of the advisory agreement with PIC and the sub-advisory agreement with HIM is expected to be in the Funds' semi-annual report to shareholders for the period ending June 30, 2006.

INVESTMENT SUB-ADVISER

HIM is a sub-adviser to all of the Funds and is located at 190 South LaSalle Street, 4th Floor, P. O. Box 755, Chicago, IL 60690. HIM has been an investment adviser since 1989. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM had approximately $21.7 billion in assets under management.

Many persons on the staffs of the investment adviser and the sub-adviser contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are jointly and primarily responsible for the Funds' day-to-day investment management.

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and has served as lead manager of the Fund since 2004. Mr. Arts is also manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and has served as a manager of the Fund since 2004. Mr. Eager is also a manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 14 years of investment management experience and was appointed as a manager of the Fund in May 2006. Ms. Keywell is also a manager of the Money Market Fund and the Tax-Exempt Money Market Fund.


MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Arts has served as lead manager of the Fund since 2004. See information for the Government Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER
(HIM) Mr. Eager has served as a manager of the Fund since 2004. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Ms. Keywell was appointed as a manager of the Fund in May 2006. See information for the Government Money Market Fund.


TAX-EXEMPT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Arts has served as a manager of the Fund since 2004. See information for the Government Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER
(HIM) Mr. Eager was appointed as a manager of the Fund since May 2006. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Ms. Keywell has served as lead manager of the Fund since 1998. See information for the Government Money Market Fund.

The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
--------------------------------------------------------------------------------
Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV
--------------------------------------------------------------------------------
The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                               HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional shares are sold to the following investors:

o    Fiduciary and discretionary accounts of institutions

o Financial institutions, such as banks, savings institutions and credit unions

o    Pension and profit sharing and employee benefit plans and trusts

o    Insurance companies

o    Investment companies

o    Investment advisers

o Broker/dealers investing for their own accounts or for the accounts of other institutional investors

Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, PIC, HIM and its affiliated banks, the distributor and PIC or HIM's other investment advisory clients.

Opening A New Account
--------------------------------------------------------------------------------
There are three convenient ways to invest in the Phoenix Insight Funds.

--------------------------------------------------------------------------------

 BY MAIL

 Complete and sign an application for Institutional Shares.

 Make your check payable to the Phoenix Insight Funds.

 If you are adding to your existing account, indicate your Fund account number directly on the check.

 Mail your application and check to: Phoenix Insight Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

--------------------------------------------------------------------------------
 BY BANK WIRE

 Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

 Please be sure to furnish your taxpayer identification number.

 Then wire your investment to:
   PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
   For Credit To: Phoenix Insight Funds 8550932950
   Re: [Name of Fund] -- Institutional Shares
   Account No.:
   Account Name:
   Taxpayer ID No.:

 If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By Mail."

 The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------
 THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

 Contact your financial institution or professional for more information.

 Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.

--------------------------------------------------------------------------------

The Phoenix Insight Funds' Institutional Shares requires a minimum investment of $100,000 to initiate an investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for (a) rollover accounts from existing clients of HIM or its affiliates for which retirement plan services are currently provided; and (b) certain mutual fund wrap programs that offer asset allocation services and whose clients will, in the aggregate, invest at least $100,000. At the discretion of Fund management, client accounts of a financial institution or professional may be aggregated to meet the minimum requirement.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after proper receipt of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares. Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf. This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by PIC at its own expense.

Payment for shares purchased through a financial institution will not be due until settlement date. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

ADDITIONAL COMPENSATION TO YOUR FINANCIAL INSTITUTION
--------------------------------------------------------------------------------
The Funds' Distributor, from time to time, may, at its own expense and from its own resources, provide additional cash payments to financial institutions that sell shares of the Funds. These financial institutions provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives of financial institutions, inclusion of the Funds on a sales list, or other sales program. Financial institutions include financial advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of HIM and PIC. These cash payments are in addition to any applicable sales charges, Rule 12b-1 fees and shareholder servicing fees disclosed elsewhere in this prospectus.

MORE ABOUT BUYING SHARES
--------------------------------------------------------------------------------
TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION
--------------------------------------------------------------------------------
 The Funds are open for business each day the NYSE is open for business. The NYSE is scheduled to be closed on:
--------------------------------------------------------------------------------
 New Year's Day                      Good Friday                Labor Day
 Martin Luther King, Jr. Day         Memorial Day               Thanksgiving Day
 Presidents' Day                     Independence Day           Christmas Day
--------------------------------------------------------------------------------
 You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------


                               HOW TO SELL SHARES
--------------------------------------------------------------------------------


ACCESSING YOUR MONEY
--------------------------------------------------------------------------------
You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------

 BY MAIL AND CHECK

 You may sell shares by writing the Funds at: Phoenix Insight Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

 A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------

 BY TELEPHONE AND CHECK

 If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

 A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
 BY TELEPHONE AND BANK WIRE

 If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------
 THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

 Contact your financial institution or professional for more information

 Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)


MORE ABOUT REDEMPTIONS
--------------------------------------------------------------------------------

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent or your financial institution. Your order will be processed and a check for the proceeds will be mailed to you promptly.

Payment by wire will be sent as follows:

o For the Tax-Exempt Money Market Fund and the Government Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be generally sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

SIGNATURE GUARANTEES

The Funds require Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is:

o    Payable to anyone other than the shareholder(s) of record;

o    To be mailed to an address other than the address of record; or

o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Signature Guarantee from a notary public.

CHECKWRITING (FOR THE MONEY MARKET FUND ONLY)

Checkwriting is available for the Phoenix Insight Money Market Fund. If you are an investor in the Fund and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Phoenix Insight Funds at 800.982.8782 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Fund and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500, unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
--------------------------------------------------------------------------------

EXCHANGING SHARES

You can exchange your Institutional Shares of a Fund for Institutional Shares of any other Phoenix Insight Fund, provided that:

o    Your account registration for both Funds is the same, and

o    The shares you wish to buy are registered for sale in your home state.

Each Fund reserves the right to refuse an exchange by any person or group if, in PIC's or Fund management's judgment, the Fund to be purchased would be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for each Fund as of the end of each month is available 10 days after month-end on the Funds' website at PhoenixFunds.com. The information will remain on the Funds' website until at least 60 days after the end of the quarter in which the list of portfolio securities holdings became available. Additional information about the Funds' Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared daily and paid monthly by each Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------
Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of a Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

 TERMS TO KNOW
--------------------------------------------------------------------------------

 EXEMPT-INTEREST DIVIDENDS
 Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

MULTIPLE CLASSES
--------------------------------------------------------------------------------

Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers two classes of shares: N Shares and Institutional Shares. The Money Market Fund offers three classes of shares: N Shares, Exchange Shares and Institutional Shares. N Shares and Exchange Shares are each offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.

These financial highlights should be read with the financial statements.

                                                                                    GOVERNMENT MONEY
                                                                                       MARKET FUND

                                                        12/31/05         12/31/04         12/31/03         12/31/02         12/31/01

 Net Asset Value, Beginning of Period                     $1.00            $1.00            $1.00            $1.00            $1.00
                                                          -----            -----            -----            -----            -----
 INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                                    0.030            0.012            0.010            0.016            0.040
 Net Realized and Unrealized Gain/(Loss) on Investments      --               --               --               --               --
                                                          -----            -----            -----            -----            -----
 Total from Investment Operations                         0.030            0.012            0.010            0.016            0.040
                                                          -----            -----            -----            -----            -----

 LESS DISTRIBUTIONS:
 Net Investment Income                                   (0.030)          (0.012)          (0.010)          (0.016)          (0.040)
 Capital Contribution                                        --               --               --               --               --
                                                          -----            -----            -----            -----            -----
 Total Distributions                                     (0.030)          (0.012)          (0.010)          (0.016)          (0.040)
                                                          -----            -----            -----            -----            -----
 Net Asset Value, End of Period                           $1.00            $1.00            $1.00            $1.00            $1.00
                                                          =====            =====            =====            =====            =====
 TOTAL RETURN                                             3.06%            1.23%            1.02%            1.65%            4.04%

 RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000)                       215,132          332,483          249,842          261,492          249,444
 Ratio of Expenses to Average Net Assets                  0.20%            0.21%            0.19%            0.20%            0.20%
 Ratio of Expenses to Average Net Assets
   (Excluding Waivers)                                    0.25%            0.25%            0.24%            0.26%            0.25%
 Ratio of Net Investment Income to Average Net Assets     3.00%            1.23%            1.01%            1.62%            4.01%

                                                                                     MONEY MARKET
                                                                                         FUND

                                                        12/31/05        12/31/04          12/31/03         12/31/02         12/31/01
 Net Asset Value, Beginning of Period                     $1.00            $1.00            $1.00            $1.00            $1.00
                                                          -----            -----            -----            -----            -----
 INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                                    0.031            0.013            0.011            0.018            0.041
 Net Realized and Unrealized Gain/(Loss) on Investments      --               --               --               --               --
                                                          -----            -----            -----            -----            -----
 Total from Investment Operations                         0.031            0.013            0.011            0.018            0.041
                                                          -----            -----            -----            -----            -----

 LESS DISTRIBUTIONS:
 Net Investment Income                                   (0.031)          (0.013)          (0.011)          (0.018)          (0.041)
 Capital Contribution                                        --               --               --               --               --
                                                          -----            -----            -----            -----            -----
 Total Distributions                                     (0.031)          (0.013)          (0.011)          (0.018)          (0.041)
                                                          -----            -----            -----            -----            -----
 Net Asset Value, End of Period                           $1.00            $1.00            $1.00            $1.00            $1.00
                                                          =====            =====            =====            =====            =====
 TOTAL RETURN                                             3.15%            1.29%            1.10%            1.83%            4.21%

 RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000)                     3,724,311        2,662,963        3,788,967        4,909,006        2,237,567
 Ratio of Expenses to Average Net Assets                  0.17%            0.17%            0.17%            0.17%            0.19%
 Ratio of Expenses to Average Net Assets
   (Excluding Waivers)                                    0.25%            0.24%            0.23%            0.23%            0.23%
 Ratio of Net Investment Income to Average Net Assets     3.16%            1.25%            1.10%            1.79%            4.16%

                                                                                   TAX-EXEMPT MONEY
                                                                                      MARKET FUND

                                                        12/31/05         12/31/04         12/31/03         12/31/02         12/31/01
 Net Asset Value, Beginning of Period                     $1.00            $1.00            $1.00            $1.00            $1.00
                                                          -----            -----            -----            -----            -----
 INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                                    0.022            0.010            0.009            0.013            0.027
 Net Realized and Unrealized Gain/(Loss) on Investments      --               --               --               --               --
                                                          -----            -----            -----            -----            -----
 Total from Investment Operations                         0.022            0.010            0.009            0.013            0.027
                                                          -----            -----            -----            -----            -----

 LESS DISTRIBUTIONS:
 Net Investment Income                                   (0.022)          (0.010)          (0.009)          (0.013)          (0.027)
 Capital Contribution                                        --               --               --               --               --
                                                          -----            -----            -----            -----            -----
 Total Distributions                                     (0.022)          (0.010)          (0.009)          (0.013)          (0.027)
                                                          -----            -----            -----            -----             ----
 Net Asset Value, End of Period                           $1.00            $1.00            $1.00            $1.00            $1.00
                                                          =====            =====            =====            =====            =====
 TOTAL RETURN                                             2.23%            1.00%            0.90%            1.35%            2.70%

 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)                    1,035,130          759,266          847,140          815,171          788,162
 Ratio of Expenses to Average Net Assets                  0.22%            0.25%            0.22%            0.22%            0.23%
 Ratio of Expenses to Average Net Assets
   (Excluding Waivers)                                    0.25%            0.25%            0.23%            0.23%            0.23%
 Ratio of Net Investment Income to Average Net Assets     2.22%            0.99%            0.89%            1.34%            2.62%

                       This page left blank intentionally

[GRAPHIC: Phoenix Funds(SM)]

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

ADDITIONAL INFORMATION

You can find more information about the Funds in the following documents:

ANNUAL AND SEMIANNUAL REPORTS
Annual and semiannual reports contain more information about the Funds' investments. The annual report discusses the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds. It is incorporated by reference and is legally part of the prospectus.

To obtain free copies of these documents, you can download copies from the Individual Investors section of our Web site, PhoenixFunds.com, or you can request copies by calling us toll-free at 1-800-625-7073.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 1-202-551-8090. This information is also available on the SEC's Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.

Mutual Fund Services: 1-800-982-8782



Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.

Investment Company Act File No. 811-7447
PXP4495                                                                     6-06

                                                                    MAY 18, 2006

PROSPECTUS

> PHOENIX INSIGHT FUNDS
        Money Market Fund
        Exchange Shares






TRUST NAME: PHOENIX INSIGHT FUNDS TRUST


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[graphic: Phoenix Funds(SM)]

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------




            PHOENIX INSIGHT MONEY MARKET FUND         PAGE  2
                            Fees and Expenses               4
                           Investment Adviser               5
                           Portfolio Managers               6
                       Pricing of Fund Shares               6
                         Shareholder Services               7
             Dividends and Tax Considerations              10
                    Distribution Arrangements              10
            Master Fund/Feeder Fund Structure              10
                         Financial Highlights              11

                        PHOENIX INSIGHT MONEY MARKET FUND
--------------------------------------------------------------------------------


FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

INVESTMENT PARAMETERS
--------------------------------------------------------------------------------
Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o    Buy only high-quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the sub-adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
o Counterparty risk. The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

o Credit risk. The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

o Foreign securities risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

o Income risk. The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

o Manager risk. The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

o Principal stability risk. The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


TERMS TO KNOW
--------------------------------------------------------------------------------
COMMERCIAL PAPER
Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

DOLLAR-WEIGHTED AVERAGE MATURITY
An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.

FUND PERFORMANCE
--------------------------------------------------------------------------------
The chart and table give an indication of the Fund's risks and performance. Prior to the date of this Prospectus, the Fund's investment program and general operations were managed by Harris Investment Management, Inc. (HIM). The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

[bar chart]YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)
2002        2003        2004         2005
1.79%       1.05%       1.28%       3.15%

BEST QUARTER:  Q4 2005 1.00%    WORST QUARTER:  Q1 2004 .23%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/05)

--------------------------------------------------------------------------------
                                                   Life of Fund
                                          1 Year     (7/12/01)
--------------------------------------------------------------------------------
MONEY MARKET FUND                          3.15%       1.94%
--------------------------------------------------------------------------------

As of December 31, 2005, the seven-day yield for the Fund was 4.20%. For current yield information, please call 800.982.8782.

                                FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you will pay if you buy and hold Exchange Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                            None
Maximum Deferred Sales Charge (Load)                                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                 None
Redemption Fee                                                              None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)
--------------------------------------------------------------------------------
Management Fees                                                            0.10%
--------------------------------------------------------------------------------
Shareholder Servicing Fees                                                 0.05
Other Expenses                                                             0.08
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                       0.23%
Contractual Fee Waiver2                                                   (0.05)
--------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                                         0.18%
--------------------------------------------------------------------------------

     1 Expenses have been restated to reflect changes in contractual fee rates of the new administrator and other service providers to the Funds.

     2 Phoenix Equity Planning Corporation has contractually agreed to waive the 0.05% Shareholder Servicing Fee until April 30, 2007.

Customers of a financial institution or members of a securities or commodities exchange may also be charged certain fees or expenses by the institution or exchange. These fees may vary depending on the capacity in which the institution or exchange provides fiduciary and investment services to the particular client.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
One Year                                                                     $18
--------------------------------------------------------------------------------
Three Years                                                                   69
--------------------------------------------------------------------------------
Five Years                                                                   124
--------------------------------------------------------------------------------
Ten Years                                                                    288
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

Phoenix Investment Counsel, Inc. (PIC) is the Fund's investment adviser and is located at 56 Prospect Street, Hartford, CT 06115. PIC acts as the investment adviser for 15 fund companies totaling over 60 mutual funds and as adviser to institutional clients. PIC has acted as an investment adviser for over 70 years and has been the Fund's investment adviser since the date of this Prospectus. Subject to the direction of the Fund's Board of Trustees, PIC is responsible for managing the Fund's investment program, overseeing the Fund's sub-advisers and recommending their hiring, termination and replacement, and for the Fund's general operation. PIC has appointed and oversees the activities of Harris Investment Management, Inc. (HIM) as the Fund's sub-adviser. Prior to the date of this Prospectus, HIM was the Fund's investment adviser. PIC is a wholly-owned subsidiary of Phoenix Investment Partners (PXP). PXP is a wholly-owned subsidiary of the Phoenix Companies, Inc., a publicly-traded company. As of December 31, 2005, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors.

ADVISORY FEES
--------------------------------------------------------------------------------
The investment advisory fees payable to PIC for the Fund are based upon the Fund's average daily net assets at the annual rate of 0.14% of the Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets. Prior to the date of this Prospectus, HIM was the Fund's investment adviser under the same advisory fee rate schedule. The ratio of management fees to average net assets for the fiscal year ended December 31, 2005 was 0.10% for the Fund.

The Subadvisory Agreement between PIC and HIM provides that PIC will delegate to HIM the performance of certain of its investment management services under the Investment Advisory Agreement with the Fund. HIM will furnish at its own expense the office facilities and personnel necessary to perform such services. The annual subadvisory fees payable by PIC to HIM is based upon the Fund's average daily net assets at the annual rate of 0.07% of the Fund's first $100 million of net assets plus 0.05% of the Fund's remaining net assets.

PIC may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. Those arrangements are voluntary and may be terminated at any time.

A discussion regarding the approval of the advisory agreement with PIC and the sub-advisory agreement with HIM is expected to be in the Fund's semi-annual report to shareholders for the period ending June 30, 2006.


INVESTMENT SUB-ADVISER

HIM is a sub-adviser to the Fund and is located at 190 South LaSalle Street, 4th Floor, P.O. Box 755, Chicago, IL 60690. HIM has been an investment adviser since 1989. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM had approximately $21.7 billion in assets under management.

Many persons on the staffs of the investment adviser and the sub-adviser contribute to the investment management services provided to the Fund. The individuals named in the following section, however, are jointly and primarily responsible for the Fund's day-to-day investment management.

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and has served as lead manager of the Fund since 2004.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and has served as a manager of the Fund since 2004.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 14 years of investment management experience and was appointed as a manager of the Fund in May 2006.

The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------


SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
--------------------------------------------------------------------------------
The Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUND CALCULATES NAV
--------------------------------------------------------------------------------
The NAV of a class of shares of the Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class. The Fund's NAV is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by the Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Exchange Shares are available to institutional investors such as future commission merchants, the exchanges they trade through, and other institutional investors.

OPENING A NEW ACCOUNT
--------------------------------------------------------------------------------
There are three convenient ways to invest in the Fund.

--------------------------------------------------------------------------------

 BY MAIL

 Complete and sign an application for Exchange Shares.

 Make your check payable to the Phoenix Insight Funds.

 If you are adding to your existing account, indicate your Fund account number directly on the check.

 Mail your application and check to: Phoenix Insight Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

--------------------------------------------------------------------------------

 BY BANK WIRE

 Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

 Please be sure to furnish your taxpayer identification number.

 Then wire your investment to:

   PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3

   For Credit To: Phoenix Insight Funds 8550932950

   Re: Money Market Fund -- Exchange Shares

   Account No.:

   Account Name:

   Taxpayer ID No.:

 If you are opening a new account, please complete and mail the account application form to the Fund at the address given under "By Mail."

 The Fund currently does not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------
 THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

 Contact your financial institution or professional for more information.

 Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.

--------------------------------------------------------------------------------

The Fund does not require a minimum investment to initiate or add to your investment program.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after proper receipt of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares.

Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf. This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by PIC at its own expense.

Payment for shares purchased through a financial institution will not be due until settlement date. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

MORE ABOUT BUYING SHARES
--------------------------------------------------------------------------------

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

--------------------------------------------------------------------------------
 The Funds are open for business each day the NYSE is open for business.
 The NYSE is scheduled to be closed on:
--------------------------------------------------------------------------------
 New Year's Day                         Good Friday             Labor Day
 Martin Luther King, Jr. Day            Memorial Day            Thanksgiving Day
 Presidents' Day                        Independence Day        Christmas Day
--------------------------------------------------------------------------------
 You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------


ACCESSING YOUR MONEY
--------------------------------------------------------------------------------
You may sell or redeem some or all of your shares when the Fund is open for business by doing one of the following.

--------------------------------------------------------------------------------

 BY MAIL AND CHECK

 You may sell shares by writing the Fund at: Phoenix Insight Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

 A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------

 BY TELEPHONE AND CHECK

 If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

 A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------

 BY TELEPHONE AND BANK WIRE

 If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------

 THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

 Contact your financial institution or professional for more information

 Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

MORE ABOUT REDEMPTIONS
--------------------------------------------------------------------------------

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Fund's transfer agent or your financial institution. Your order will be processed and a check for the proceeds will be mailed to you promptly.

Payment by wire will be sent as follows:

o In the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be sent by 2:30 p.m. (Eastern time);

o In the case of requests received by 3:30 p.m. (Eastern time), payment will be made by 5:00 p.m. (Eastern time); and

o In the case of requests received after 3:30 p.m. (Eastern time), payment will be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be disbursed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

SIGNATURE GUARANTEES

 The Fund requires Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Fund from unauthorized account transfers. A signature guarantee is required when a redemption check is:

o    Payable to anyone other than the shareholder(s) of record;

o    To be mailed to an address other than the address of record; or

o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Signature Guarantee from a notary public.

REDEMPTION OF SHARES IN SMALLER

ACCOUNTS The Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500, unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Fund will employ reasonable procedures to confirm that telephone instructions are genuine. If the Fund or its service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption privileges may be difficult to implement. In the event that you are unable to reach the Fund by telephone, requests may be mailed or hand-delivered to the Phoenix Insight Funds c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o    Annual and semi-annual reports to shareholders.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for the Fund as of the end of each month is available 10 days after month-end on the Fund's website at http://www.PhoenixFunds.com. The information will remain on the Funds' website until at least 60 days after the end of the quarter in which the list of portfolio securities holdings became available. Additional information about the Fund's Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared daily and paid monthly by the Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------
Following is a brief discussion of the general tax treatment of various distributions from the Fund. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains, are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.


                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------


MULTIPLE CLASSES
--------------------------------------------------------------------------------
The Money Market Fund offers three classes of shares: N Shares, Exchange Shares and Institutional Shares. N Shares and Institutional Shares are each offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert the Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Fund, the Master Fund/Feeder Fund Structure and the types of securities in which the Fund may invest.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

  The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the
Fund's operations). Certain information reflects financial results for a single
 Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Exchange Shares of the Fund, assuming reinvestment of all dividends and distributions. For periods after
    December 31, 2001, this information has been derived from the financial statements audited by KPMGLLP, independent registered public accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request. For the period ended December
   31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.

These financial highlights should be read with the financial statements.

                                                                                      MONEY MARKET
                                                                                          FUND
                                                                                                                      07/12/01(1) TO
                                                        12/31/05        12/31/04        12/31/03         12/31/02        12/31/01
 Net Asset Value, Beginning of Period                     $1.00           $1.00           $1.00            $1.00           $1.00
                                                          -----           -----           -----            -----           -----
 INCOME FROM INVESTMENT OPERATIONS:
 Net Investment Income                                    0.031           0.013           0.010            0.018           0.014
 Net Realized and Unrealized Gain/(Loss) on Investments      --              --              --               --              --
                                                          -----           -----           -----            -----           -----
 Total from Investment Operations                         0.031           0.013           0.010            0.018           0.014
                                                          -----           -----           -----            -----           -----

 LESS DISTRIBUTIONS:
 Net Investment Income                                   (0.031)         (0.013)         (0.010)          (0.018)         (0.014)
 Capital Contribution                                        --              --              --               --              --
                                                          -----           -----           -----            -----           -----
 Total Distributions                                     (0.031)         (0.013)         (0.010)          (0.018)         (0.014)
                                                          -----           -----           -----            -----           -----
 Net Asset Value, End of Period                           $1.00           $1.00           $1.00            $1.00           $1.00
                                                          =====           =====           =====            =====           =====
 TOTAL RETURN                                             3.15%           1.28%           1.05%            1.79%           1.41%(2)

 RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000)                     1,409,677       1,029,184         478,586        1,434,436         343,617
 Ratio of Expenses to Average Net Assets                  0.17%           0.17%           0.22%            0.22%           0.24%(3)
 Ratio of Expenses to Average Net Assets
   (Excluding Waivers)                                    0.30%           0.30%           0.28%            0.28%           0.28%(3)
 Ratio of Net Investment Income to Average Net Assets     3.24%           1.35%           1.10%            1.70%           2.69%(3)

(1) Date commenced operations.
(2) Total returns for periods of less than one year are not annualized.
(3) Annualized.

                       This page left blank intentionally

                       This page left blank intentionally

[Graphic: Phoenix Funds(SM)]

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480


ADDITIONAL INFORMATION

You can find more information about the Funds in the following documents:

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the Funds' investments. The annual report discusses the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds. It is incorporated by reference and is legally part of the prospectus.

To obtain free copies of these documents, you can download copies from the Individual Investors section of our Web site, PhoenixFunds.com, or you can request copies by calling us toll-free at 1-800-625-7073.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (SEC) Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call 1-202-551-8090. This information is also available on the SEC's Internet site at sec.gov. You may also obtain copies upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009 or by electronic request at publicinfo@sec.gov.

Mutual Fund Services: 1-800-982-8782




NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

Investment Company Act File No. 811-7447
PXP4494                                                                     6-06